      Summit
      Mutual         ANNUAL REPORT
       Funds


                           SUMMIT PINNACLE SERIES
-----------------------------------------------------------------
                           Zenith Portfolio
                           Bond Portfolio
                           S&P 500 Index Portfolio
                           S&P MidCap 400 Index Portfolio
                           Balanced Index Portfolio
                           Nasdaq-100 Index Portfolio
                           Russell 2000 Small Cap Index Portfolio






DECEMBER 31, 2001          [LOGO] SUMMIT
                                  ------
                                  MUTUAL
                                  FUNDS

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                            ANNUAL REPORT - TABLE OF CONTENTS
--------------------------------------------------------------------------------

Message from the President..................................    1

Investment Review
    Zenith Portfolio........................................    2
    Bond Portfolio..........................................    3
    S&P 500 Index Portfolio.................................    4
    S&P MidCap 400 Index Portfolio..........................    5
    Balanced Index Portfolio................................    6
    Nasdaq-100 Index Portfolio..............................    7
    Russell 2000 Small Cap Index Portfolio..................    8

Statements of Assets and Liabilities........................    9

Statements of Operations....................................   11

Statements of Changes in Net Assets.........................   13

Schedule of Investments
    Zenith Portfolio........................................   16
    Bond Portfolio..........................................   17
    S&P 500 Index Portfolio.................................   20
    S&P MidCap 400 Index Portfolio..........................   25
    Balanced Index Portfolio................................   29
    Nasdaq-100 Index Portfolio..............................   35
    Russell 2000 Small Cap Index Portfolio..................   37

Notes to Financial Statements...............................   54

Independent Auditors' Report................................   64

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF CONTRACT OWNERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS OF CONTRACTS UNLESS IT IS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS FOR SUMMIT MUTUAL
FUNDS, INC.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                              2001 ANNUAL REPORT - MESSAGE FROM THE PRESIDENT
--------------------------------------------------------------------------------

We are pleased to send you the Summit Mutual Funds Annual Report on the Pinnacle Series, a family of funds that supports the investment needs of your specific variable insurance product. We are also very pleased to welcome new investors to Summit.

With the U.S. economy slipping into recession for the first time in a decade last year, corporate earnings suffered one of their most precipitous declines in the postwar era. After showing remarkable growth in the latter 1990's, earnings were expected to fall over 28% in 2001 to the lowest level since 1995 (source:
Standard & Poor's). This earnings deterioration is similar to what was experienced in the recession years of 1991 and 1982, when earnings fell 25% and 18%, respectively. Volatility was the norm for our domestic equity market and the fourth quarter market rally -- fueled by optimism about the economy's prospects, a rebound in corporate earnings, and the war on terrorism -- helped recoup some of the losses suffered in the wake of the terrorist attacks. Small cap stocks, as measured by the Russell 2000 Index, led the way in 2001 as that index rose 2.49%. The S&P MidCap 400 Index, the benchmark performance yardstick for medium size companies, fell slightly ending the year down .59%. The widely followed S&P 500 Index posted a decline of 11.88% for 2001. Foreign stocks suffered throughout 2001 and the MSCI EAFE Index declined 21.21%. Fixed income investors fared much better as the faltering economy and the need for increased liquidity in our financial system prompted the Federal Reserve to aggressively cut short-term interest rates to their lowest level since the early 1960s. The Lehman Aggregate Bond Index, a measure of high quality domestic bonds, rose 8.44% in 2001.

The stock market surge of the late 1990s created unrealistic expectations for future returns for many investors. The bear market that began in 2000, and the collapse of technology shares specifically, has been a harsh reminder of the risks inherent in equity investing. These recent events serve to remind us that although the market's ups and downs can be harrowing, they are a natural part of market dynamics. Our thoughts have always been to maintain the proper perspective, have realistic expectations, and ensure that your investment strategy is appropriate for your risk tolerance and time horizon. One way to dampen the impact of volatility on your portfolio is to adequately diversify your investments, both within and across asset sectors, or specifically stocks, bonds, and cash. With our broad range of funds, Summit Mutual Funds is able to provide the foundation of a diversified investment plan.

Of particular note in 2001, in addition to financial market activity, were the following highlights:

- Summit Mutual Funds continues to educate investors through a "Core & Explore" asset allocation strategy as to prudent investing in both diversified index and actively managed funds for both personal and retirement funds.

- Our roster of index funds available as investment choices to investors in variable insurance products such as variable annuities and variable life is one of the most robust in the industry and includes the major equity indices -- S&P 500, S&P MidCap 400, Russell 2000 Small Cap, and Nasdaq-100.

- The performance of our large cap value equity fund -- Summit Zenith -- was exemplary as value stocks outperformed growth stocks for the second consecutive year. Zenith was up 11.24% (on an underlying fund basis) in 2001, smartly outperforming other large cap value funds.

On the following pages you will find commentary from Summit's portfolio managers and specific details as to each Fund's portfolio and total return investment performance.

Thank you for the trust that you have placed in us.

                                          Best regards,

                                          Steven R. Sutermeister
                                          President

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   ZENITH PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks long-term appreciation of capital by investing in common stocks and other equity securities with values that are, at present, not fully recognized by the market.

STRATEGY - The Summit Pinnacle Zenith Portfolio will remain in a highly invested position ranging from 86% to 98%. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases as new opportunities arise.

MANAGER'S COMMENTS:

The Summit Pinnacle Zenith Portfolio (the "Portfolio) performance for the calendar year 2001 was up 11.24% (before contract fees and expenses) versus a 5.59% decline for the Russell 1000 Value Index and an 11.88% decline for the S&P 500 Index. Another index, the NASDAQ composite (technology bellwether), declined 20.82%. The results were very comparable to the year 2000 as technology still dragged down the major indices and the Portfolio continued to opportunely trade out of securities that were fully priced and move into securities that were depressed.

The Federal Reserve spent most of the year reversing its tightening stance of 2000. In fact, the Federal Reserve lowered the federal funds rate eleven times in an effort to cushion a slowdown that was exacerbated with the September 11th terrorist attacks. The federal funds rate ended the year at 1.75% and the Federal Reserve is nearing the end of its loosening moves. The Federal Reserve is caught in the precarious position of wanting to take back the rate cuts for the September 11th stimulus without slowing down the economy. The consensus view is that the Federal Reserve will be raising interest rates as soon as the unemployment rate stops rising. Low interest rates did have an effect on housing and autos in 2001 -- they stayed very robust. Unfortunately, this strength in 2001 can't be called on to provide much stimulus in 2002 since there is very little pent-up demand. If rates actually rise in 2002 this would turn a stimulus into a drag.

The market continued to exhibit a schizophrenic personality with regards to sector rotation. The market either wants to bet on economically defensive sectors or economically cyclical sectors by running one group up and the other group down. By selling into the hyped-up sector or buying into the depressed sector, the Portfolio was able to benefit from the emotional extremes exacerbated by the almost 24/7 trading mentality engendered by the myriad of financial "news-sources". When entering an industry that has been battered, the Portfolio will acquire companies with market dominance that, due to market turmoil, appear attractively priced.

The recovery in 2002 should be unusual since the recession of 2001 was itself unusual. The slowdown was caused by a capital spending slowdown in telecommunications and technology not a consumer led crunch. Until excess capital spending is absorbed , there is little need for further spending in this sector. The recession of 2001 was also one in which the consumer did not cutback on credit creation, but spent his way through the downturn. The consumer cannot be counted on to jumpstart the recovery since he didn't cutback in the first place.

The Federal Reserve's almost monthly interest rate cuts coupled with the almost monthly earnings disappointments were the theme for 2001. In 2002, the Federal Reserve will probably take a back seat to the incipient earnings recovery, or lack thereof, in the economy.

                                   FUND DATA

      Manager:                                             James McGlynn
      Inception Date:                                      August 15, 1984
      Total Net Assets:                                    $54.56 Million
      Number of Holdings:                                  51
      Median Cap Size:                                     $14.05 Billion
      Average Price-to-earnings Ratio:                     17.51x
      Average Price-to-book Ratio:                         2.34x
      Dividend Yield:                                      2.20%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT ZENITH PORTFOLIO - AVERAGE ANNUAL TOTAL RETURN
                       1-YEAR                          5-YEAR  10-YEAR
11.24%                                                  7.14%   11.40%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

          SUMMIT ZENITH  RUSSELL 1000  RUSSELL 2000
            PORTFOLIO    VALUE INDEX      INDEX
12/31/91        $10,000      $10,000        $10,000
1/31/92         $10,405      $10,016        $10,800
2/29/92         $10,794      $10,261        $11,118
3/31/92         $10,599      $10,112        $10,726
4/30/92         $10,325      $10,548        $10,334
5/31/92         $10,542      $10,600        $10,453
6/30/92         $10,278      $10,534         $9,930
7/31/92         $10,560      $10,941        $10,254
8/31/92         $10,350      $10,606         $9,941
9/30/92         $10,455      $10,753        $10,158
10/31/92        $10,488      $10,763        $10,474
11/30/92        $10,893      $11,116        $11,258
12/31/92        $11,178      $11,381        $11,638
1/31/93         $11,430      $11,712        $12,011
2/28/93         $11,528      $12,124        $11,711
3/31/93         $11,829      $12,481        $12,069
4/30/93         $11,569      $12,321        $11,726
5/31/93         $11,821      $12,569        $12,226
6/30/93         $11,725      $12,846        $12,287
7/31/93         $11,699      $12,990        $12,451
8/31/93         $12,204      $13,459        $12,964
9/30/93         $12,361      $13,480        $13,319
10/31/93        $12,667      $13,471        $13,648
11/30/93        $12,335      $13,193        $13,186
12/31/93        $12,755      $13,444        $13,616
1/31/94         $13,236      $13,952        $14,034
2/28/94         $13,183      $13,475        $13,982
3/31/94         $12,817      $12,974        $13,220
4/30/94         $12,990      $13,223        $13,298
5/31/94         $13,072      $13,375        $13,126
6/30/94         $12,843      $13,055        $12,653
7/31/94         $12,971      $13,461        $12,851
8/31/94         $13,585      $13,848        $13,550
9/30/94         $13,429      $13,388        $13,486
10/31/94        $13,512      $13,575        $13,428
11/30/94        $13,089      $13,026        $12,861
12/31/94        $13,191      $13,176        $13,183
1/31/95         $13,329      $13,582        $12,998
2/28/95         $13,772      $14,119        $13,510
3/31/95         $13,982      $14,429        $13,731
4/30/95         $14,313      $14,885        $14,016
5/31/95         $14,663      $15,511        $14,230
6/30/95         $14,994      $15,721        $14,935
7/31/95         $15,427      $16,269        $15,782
8/31/95         $15,799      $16,498        $16,077
9/30/95         $16,121      $17,095        $16,344
10/31/95        $15,678      $16,925        $15,599
11/30/95        $16,202      $17,783        $16,249
12/31/95        $16,747      $18,229        $16,638
1/31/96         $16,909      $18,797        $16,607
2/29/96         $17,385      $18,940        $17,110
3/31/96         $17,876      $19,262        $17,417
4/30/96         $18,395      $19,336        $18,339
5/31/96         $18,904      $19,577        $19,054
6/30/96         $18,767      $19,593        $18,251
7/31/96         $17,787      $18,853        $16,639
8/31/96         $18,575      $19,392        $17,581
9/30/96         $18,981      $20,163        $18,240
10/31/96        $19,526      $20,942        $17,933
11/30/96        $20,221      $22,461        $18,646
12/31/96        $20,854      $22,174        $19,094
1/31/97         $21,400      $23,249        $19,454
2/28/97         $21,186      $23,591        $18,959
3/31/97         $20,404      $22,742        $18,038
4/30/97         $20,270      $23,698        $18,061
5/31/97         $21,824      $25,022        $20,049
6/30/97         $22,584      $26,095        $20,871
7/31/97         $23,580      $28,058        $21,825
8/31/97         $24,022      $27,059        $22,296
9/30/97         $25,719      $28,694        $23,897
10/31/97        $25,005      $27,892        $22,814
11/30/97        $24,882      $29,125        $22,638
12/31/97        $25,141      $29,976        $23,012
1/31/98         $24,597      $29,551        $22,645
2/28/98         $25,759      $31,541        $24,318
3/31/98         $27,527      $33,470        $25,311
4/30/98         $27,993      $33,694        $25,427
5/31/98         $26,680      $33,194        $24,044
6/30/98         $25,947      $33,620        $24,085
7/31/98         $23,977      $33,026        $22,103
8/31/98         $19,216      $28,111        $17,795
9/30/98         $20,063      $29,725        $19,145
10/31/98        $20,747      $32,027        $19,913
11/30/98        $21,103      $33,519        $20,944
12/31/98        $21,292      $34,660        $22,241
1/31/99         $21,091      $34,937        $22,536
2/28/99         $19,447      $34,444        $20,711
3/31/99         $19,776      $35,157        $21,034
4/30/99         $21,558      $38,441        $22,919
5/31/99         $21,541      $38,018        $23,253
6/30/99         $22,536      $39,122        $24,304
7/31/99         $22,553      $37,976        $23,638
8/31/99         $22,158      $36,567        $22,764
9/30/99         $21,557      $35,289        $22,768
10/31/99        $21,574      $37,320        $22,862
11/30/99        $22,020      $37,029        $24,227
12/31/99        $21,727      $37,207        $26,969
1/31/00         $21,211      $35,994        $26,532
2/29/00         $20,094      $33,319        $30,915
3/31/00         $23,134      $37,385        $28,881
4/30/00         $22,702      $36,949        $30,198
5/31/00         $23,506      $37,339        $28,437
6/30/00         $22,999      $35,633        $30,923
7/31/00         $22,807      $36,079        $29,955
8/31/00         $23,925      $38,086        $32,225
9/30/00         $24,153      $38,435        $31,272
10/31/00        $25,219      $39,379        $29,877
11/30/00        $24,939      $37,917        $26,812
12/31/00        $26,461      $39,817        $29,128
1/31/01         $27,564      $39,970        $30,643
2/28/01         $27,178      $38,859        $28,636
3/31/01         $26,440      $37,487        $27,235
4/30/01         $28,127      $39,324        $29,365
5/31/01         $29,022      $40,208        $30,088
6/30/01         $28,704      $39,316        $31,126
7/31/01         $29,110      $39,233        $29,442
8/31/01         $27,909      $37,660        $28,491
9/30/01         $26,549      $35,009        $24,656
10/31/01        $27,026      $34,708        $26,098
11/30/01        $28,511      $36,724        $28,118
12/31/01        $29,436      $37,591        $29,853

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      FleetBoston Financial                                        2.78%
      Citigroup Inc.                                               2.78%
      Lincoln National                                             2.73%
      KeyCorp                                                      2.70%
      Delta Air Lines                                              2.61%
      Hartford Financial Services                                  2.56%
      Abercrombie & Fitch                                          2.44%
      Conoco Inc.                                                  2.29%
      Philip Morris                                                2.26%
      J.P. Morgan Chase & Co.                                      2.25%

                               SECTOR ALLOCATIONS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                28.4%
Energy                   16.1%
Consumer Cyclicals        8.1%
Technology                7.8%
Transportation            7.7%
Utilities                 6.0%
Communications Services   5.8%
Health Care               5.6%
Consumer Staples          5.5%
Capital Goods             5.3%
Basic Materials           2.2%
Short-Term & Other        1.5%

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                               BOND PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks a high level of current income, without undue risk to principal, by investing in long-term, fixed-income, investment-grade corporate bonds.

STRATEGY - The Summit Pinnacle Bond Portfolio will invest at least 75% of asset value in publicly-traded straight debt securities that fall within the four highest grades as rated by a national rating agency. Up to 25% of the portfolio may be invested in below investment grade securities, convertible debt, preferred stock and other securities.

MANAGER'S COMMENTS

The Summit Pinnacle Bond Portfolio had a total return of 6.81% (before contract fees and expenses) for the year ended December 31, 2001, compared to a total return of 8.44% for the Lehman Brothers Aggregate Index ("the Index").

The decade long economic growth in the United States came to an end during 2001 as the economy slipped into a recession early in the year. To offset the negative growth in the economy, the Federal Reserve dramatically reduced short-term interest rates starting in January. Over the course of 2001, the fed funds rate was cut 11 times for a total of 475 basis points. Interest rates across the yield curve dropped to the lowest levels in over 30 years during the year before increasing in the 4th quarter. While the economy has exhibited signs of improvement recently, positive economic growth is probably several quarters away.

In general, investment grade corporate bonds, especially industrial and financial concerns, outperformed other sectors during 2001. Other sectors that had a positive influence on the performance during 2001 were the commercial mortgage backed securities and the residential subordinate mortgage backed securities. The sectors that under performed the Index were treasury bonds, agency mortgage backed securities, high yield bonds, and certain corporate bond sectors such as airlines, leisure and utilities.

                                   FUND DATA

                                                           Gary R. Rodmaker
      Managers:                                            Michael J. Schultz
      Inception Date:                                      August 15, 1984
      Total Net Assets:                                    $29.15 Million
      Number of Holdings:                                  90
      Average Duration:                                    4.58 years
      Average Maturity:                                    9.2 years
      Average Credit Quality:                              A+
      Current Yield:                                       7.17%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT BOND PORTFOLIO - AVERAGE ANNUAL TOTAL RETURN
                      1-YEAR                         5-YEAR  SINCE INCEPTION
6.81%                                                 6.05%            7.33%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

        SUMMIT BOND PORTFOLIO  LEHMAN BROTHERS AGGREGATE BOND INDEX
Dec-91                $10,000                               $10,000
Jan-92                 $9,918                                $9,864
Feb-92                 $9,945                                $9,928
Mar-92                 $9,923                                $9,873
Apr-92                $10,007                                $9,944
May-92                $10,185                               $10,132
Jun-92                $10,336                               $10,271
Jul-92                $10,526                               $10,481
Aug-92                $10,631                               $10,587
Sep-92                $10,793                               $10,713
Oct-92                $10,609                               $10,570
Nov-92                $10,619                               $10,572
Dec-92                $10,765                               $10,740
Jan-93                $10,992                               $10,947
Feb-93                $11,229                               $11,138
Mar-93                $11,297                               $11,185
Apr-93                $11,388                               $11,263
May-93                $11,408                               $11,278
Jun-93                $11,634                               $11,482
Jul-93                $11,717                               $11,548
Aug-93                $11,892                               $11,750
Sep-93                $11,913                               $11,781
Oct-93                $12,008                               $11,825
Nov-93                $11,955                               $11,724
Dec-93                $12,050                               $11,788
Jan-94                $12,274                               $11,947
Feb-94                $12,093                               $11,739
Mar-94                $11,852                               $11,449
Apr-94                $11,740                               $11,357
May-94                $11,751                               $11,356
Jun-94                $11,761                               $11,331
Jul-94                $11,863                               $11,557
Aug-94                $11,863                               $11,571
Sep-94                $11,725                               $11,401
Oct-94                $11,713                               $11,390
Nov-94                $11,702                               $11,365
Dec-94                $11,854                               $11,444
Jan-95                $12,079                               $11,670
Feb-95                $12,362                               $11,948
Mar-95                $12,443                               $12,021
Apr-95                $12,624                               $12,189
May-95                $13,130                               $12,661
Jun-95                $13,203                               $12,753
Jul-95                $13,252                               $12,725
Aug-95                $13,387                               $12,879
Sep-95                $13,509                               $13,004
Oct-95                $13,708                               $13,173
Nov-95                $13,895                               $13,371
Dec-95                $14,110                               $13,558
Jan-96                $14,314                               $13,648
Feb-96                $14,161                               $13,410
Mar-96                $14,135                               $13,316
Apr-96                $14,096                               $13,242
May-96                $14,122                               $13,215
Jun-96                $14,309                               $13,392
Jul-96                $14,349                               $13,428
Aug-96                $14,389                               $13,406
Sep-96                $14,700                               $13,639
Oct-96                $14,960                               $13,942
Nov-96                $15,205                               $14,180
Dec-96                $15,125                               $14,048
Jan-97                $15,208                               $14,092
Feb-97                $15,333                               $14,127
Mar-97                $15,154                               $13,970
Apr-97                $15,310                               $14,180
May-97                $15,508                               $14,314
Jun-97                $15,719                               $14,485
Jul-97                $16,178                               $14,876
Aug-97                $16,049                               $14,749
Sep-97                $16,351                               $14,968
Oct-97                $16,512                               $15,185
Nov-97                $16,615                               $15,255
Dec-97                $16,791                               $15,409
Jan-98                $17,059                               $15,606
Feb-98                $17,059                               $15,593
Mar-98                $17,412                               $15,646
Apr-98                $17,504                               $15,728
May-98                $17,611                               $15,877
Jun-98                $17,733                               $16,012
Jul-98                $17,795                               $16,046
Aug-98                $17,749                               $16,307
Sep-98                $18,014                               $16,689
Oct-98                $17,603                               $16,600
Nov-98                $17,840                               $16,695
Dec-98                $17,887                               $16,745
Jan-99                $17,983                               $16,864
Feb-99                $17,694                               $16,569
Mar-99                $17,871                               $16,660
Apr-99                $17,904                               $16,713
May-99                $17,724                               $16,566
Jun-99                $17,692                               $16,513
Jul-99                $17,642                               $16,444
Aug-99                $17,608                               $16,436
Sep-99                $17,708                               $16,626
Oct-99                $17,692                               $16,688
Nov-99                $17,705                               $16,686
Dec-99                $17,688                               $16,606
Jan-00                $17,568                               $16,552
Feb-00                $17,755                               $16,752
Mar-00                $17,965                               $16,973
Apr-00                $17,860                               $16,924
May-00                $17,671                               $16,916
Jun-00                $18,113                               $17,268
Jul-00                $18,293                               $17,425
Aug-00                $18,615                               $17,677
Sep-00                $18,554                               $17,788
Oct-00                $18,494                               $17,906
Nov-00                $18,715                               $18,199
Dec-00                $18,996                               $18,537
Jan-01                $19,358                               $18,841
Feb-01                $19,600                               $19,005
Mar-01                $19,701                               $19,100
Apr-01                $19,640                               $19,019
May-01                $19,763                               $19,134
Jun-01                $19,700                               $19,206
Jul-01                $20,143                               $19,636
Aug-01                $20,353                               $19,862
Sep-01                $20,248                               $20,095
Oct-01                $20,690                               $20,515
Nov-01                $20,501                               $20,232
Dec-01                $20,290                               $20,102

                               QUALITY BREAKDOWN

                                                             (% OF PORTFOLIO)
                                                           --------------------
      AAA                                                           31%
      AA                                                             3%
      A                                                             11%
      BBB                                                           28%
      BB                                                            18%
      B                                                              7%
      CCC                                                            2%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds & Notes         52.3%
U.S. Treasuries & Agency Notes  23.3%
Mortgage-Backed Securities      21.0%
Short-Term & Other               3.4%

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's 500 Composite Stock Index (the "Index").

STRATEGY - The Summit Pinnacle S&P 500 Index Portfolio will remain fully invested in stocks included in the S&P 500 Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The Summit Pinnacle S&P 500 Index Portfolio (the "Portfolio") declined 12.39% (before contract fees and expenses) for the year ended December 31, 2001. The underlying S&P 500 Index, by comparison, fell 11.88%. The objective of the Portfolio is to replicate the performance of the Index, minimizing the difference between the return of the Portfolio and the return of the Index before fees and expenses.

While most economists believed that the U.S. economy was in a recession, it was made official on December 13th, 2001, when the National Bureau of Economic Research announced that the U.S. was in a recession and had been since March of 2001. The tragic events of September 11th only added to the economy's slowing and the equity market's downturn, pushing the Index to its yearly low on September 21st. The market quickly rebounded, however, as the Federal Reserve again stepped in to buttress the economy with another rate cut. Further extending the rally was a successful tax cut, the hope for a congressional stimulus package, and an airline bailout package. The end result was a strong fourth quarter gain of 10.7%, which minimized the otherwise dismal 2001 performance.

The sectors that contributed most negatively to the Index's performance for the period included utilities and information technology, declining 18.5% and 13.7%, respectfully. The sectors which positively impacted the Index's performance for the period were consumer discretionary and materials, which returned 13.6% and 15.2%, respectively. The sector with the greatest impact on the Index's year-over-year performance continues to be information technology, which accounted for 46% of the 11.9% decline return for the period. Excluding technology, the Index's loss for the year would have narrowed to a 6.4% decline.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      December 29, 1995
      Total Net Assets:                                    $92.64 Million
      Number of Equity Holdings:                           500
      Median Cap Size:                                     $8.30 Billion
      Average Price-to-earnings Ratio:                     23.76x
      Average Price-to-book Ratio:                         3.24x
      Dividend Yield:                                      1.37%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT S&P 500 INDEX PORTFOLIO - AVERAGE ANNUAL TOTAL RETURN
                           1-YEAR                             5-YEAR
-12.39%                                                       10.31%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

        SUMMIT S&P 500
        INDEX PORTFOLIO  S&P 500 INDEX
Dec-95          $10,000        $10,000
Jan-96          $10,400        $10,340
Feb-96          $10,490        $10,436
Mar-96          $10,600        $10,537
Apr-96          $10,740        $10,692
May-96          $11,021        $10,968
Jun-96          $11,072        $11,010
Jul-96          $10,598        $10,523
Aug-96          $10,820        $10,745
Sep-96          $11,405        $11,350
Oct-96          $11,739        $11,663
Nov-96          $12,600        $12,545
Dec-96          $12,337        $12,296
Jan-97          $13,110        $13,065
Feb-97          $13,221        $13,167
Mar-97          $12,669        $12,626
Apr-97          $13,421        $13,379
May-97          $14,224        $14,195
Jun-97          $14,852        $14,830
Jul-97          $16,040        $16,009
Aug-97          $15,110        $15,113
Sep-97          $15,947        $15,941
Oct-97          $15,419        $15,408
Nov-97          $16,124        $16,121
Dec-97          $16,373        $16,398
Jan-98          $16,570        $16,579
Feb-98          $17,756        $17,774
Mar-98          $18,662        $18,684
Apr-98          $18,855        $18,872
May-98          $18,523        $18,548
Jun-98          $19,274        $19,300
Jul-98          $19,081        $19,095
Aug-98          $16,322        $16,337
Sep-98          $17,361        $17,384
Oct-98          $18,773        $18,797
Nov-98          $19,916        $19,936
Dec-98          $21,050        $21,084
Jan-99          $21,914        $21,965
Feb-99          $21,233        $21,283
Mar-99          $22,065        $22,134
Apr-99          $22,905        $22,991
May-99          $22,349        $22,449
Jun-99          $23,582        $23,695
Jul-99          $22,850        $22,955
Aug-99          $22,740        $22,843
Sep-99          $22,117        $22,217
Oct-99          $23,517        $23,623
Nov-99          $23,975        $24,103
Dec-99          $25,369        $25,523
Jan-00          $24,074        $24,241
Feb-00          $23,616        $23,782
Mar-00          $25,920        $26,108
Apr-00          $25,145        $25,323
May-00          $24,624        $24,803
Jun-00          $25,227        $25,415
Jul-00          $24,825        $25,017
Aug-00          $26,356        $26,571
Sep-00          $24,959        $25,168
Oct-00          $24,858        $25,062
Nov-00          $22,892        $23,086
Dec-00          $23,004        $23,199
Jan-01          $23,808        $24,023
Feb-01          $21,623        $21,834
Mar-01          $20,250        $20,452
Apr-01          $21,823        $22,039
May-01          $21,955        $22,187
Jun-01          $21,407        $21,648
Jul-01          $21,194        $21,435
Aug-01          $19,858        $20,096
Sep-01          $18,242        $18,474
Oct-01          $18,576        $18,827
Nov-01          $19,993        $20,271
Dec-01          $20,154        $20,449

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      General Electric                                             3.58%
      Microsoft Corp.                                              3.21%
      Exxon Mobil Corp.                                            2.42%
      Citigroup Inc.                                               2.34%
      Wal-Mart Stores                                              2.31%
      Pfizer, Inc.                                                 2.26%
      Intel Corp.                                                  1.90%
      International Business Machines                              1.87%
      American International Group                                 1.87%
      Johnson & Johnson                                            1.63%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology                    17.4%
Financial                     16.8%
Health Care                   13.1%
Consumer Staples              11.9%
Consumer Cyclicals             9.1%
Capital Goods                  8.5%
Energy                         6.0%
Short-Term, Futures, & Other   5.9%
Communications Services        5.2%
Utilities                      2.9%
Basic Materials                2.5%
Transportation                 0.7%

    "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                               S&P MIDCAP 400 INDEX PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's MidCap 400 Composite Stock Index (the "Index").

STRATEGY - The Summit Pinnacle S&P MidCap 400 Index Portfolio will remain fully invested in stocks included in the S&P 400 Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The objective of the Summit Pinnacle MidCap 400 Portfolio (the "Portfolio") is to replicate the performance of the S&P MidCap 400 Index, minimizing the difference between the return of the Portfolio and that of the Index before fees and expenses. Index members represent a diverse group of "medium-sized" companies with most market capitalizations ranging between $2 billion and $10 billion.

For the year ended December 31, 2001, the Portfolio declined 1.25% (before contract fees and expenses) versus an Index decline of .59%. The S&P MidCap 400 Index handily outperformed large capitalization indexes throughout 2001 -- beating the S&P 500 Index by over 11 percentage points, and the NASDAQ 100 Index by over 32 percentage points. MidCap companies also benefited from the aggressive Fed easing throughout the year. The federal funds rate was slashed 475 basis points from 6.5% to 1.75% in 2001. The S&P MidCap 400 Index was not immune to selling after the September 11th terrorist attacks, however, the rebound in this Index was more pronounced. From the lows of September 21st through year-end, the Index rallied over 26% versus the19.3% rally in the S&P 500 Index. The fourth quarter rally of 18% effectively eliminated what would have been a dismal return for the year.

Sectors that performed well during the year were consumer staples, consumer discretionary, and materials, with returns of 16.8%, 14.1%, and 13.8%, respectively. Lagging sectors included telecommunications services (down 24%), energy (down 16.6%), and health care (down 4.6%).

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      May 3, 1999
      Total Net Assets:                                    $20.59 Million
      Number of Equity Holdings:                           400
      Median Cap Size:                                     $1.75 Billion
      Average Price-to-earnings Ratio:                     23.01x
      Average Price-to-book Ratio:                         2.69x
      Dividend Yield:                                      0.97%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT S&P MIDCAP 400 INDEX PORTFOLIO - AVERAGE ANNUAL TOTAL RETURN
                              1-YEAR                                 SINCE INCEPTION
-1.25%                                                                         9.47%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

         SUMMIT S&P MIDCAP
        400 INDEX PORTFOLIO  S&P MIDCAP 400 INDEX
Apr-99              $10,000               $10,000
May-99               $9,930               $10,043
Jun-99              $10,430               $10,580
Jul-99              $10,180               $10,354
Aug-99               $9,830                $9,999
Sep-99               $9,500                $9,691
Oct-99               $9,960               $10,184
Nov-99              $10,480               $10,719
Dec-99              $11,114               $11,355
Jan-00              $10,782               $11,036
Feb-00              $11,556               $11,808
Mar-00              $12,513               $12,796
Apr-00              $11,992               $12,349
May-00              $11,851               $12,196
Jun-00              $12,003               $12,375
Jul-00              $12,187               $12,570
Aug-00              $13,551               $13,974
Sep-00              $13,443               $13,878
Oct-00              $12,966               $13,408
Nov-00              $12,003               $12,396
Dec-00              $12,891               $13,343
Jan-01              $13,172               $13,641
Feb-01              $12,405               $12,863
Mar-01              $11,480               $11,908
Apr-01              $12,731               $13,221
May-01              $13,029               $13,529
Jun-01              $12,961               $13,475
Jul-01              $12,756               $13,274
Aug-01              $12,334               $12,840
Sep-01              $10,807               $11,243
Oct-01              $11,271               $11,741
Nov-01              $12,102               $12,614
Dec-01              $12,729               $13,265

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      S&P MidCap 400 Depositary Receipts                           4.55%
      IDEC Pharmaceuticals                                         1.11%
      Electronic Arts, Inc.                                        0.87%
      SunGuard Data Systems                                        0.87%
      M&T Bank Corp.                                               0.76%
      Quest Diagnostics                                            0.72%
      Marshall & Ilsley Corp.                                      0.71%
      Gilead Sciences, Inc.                                        0.67%
      Affiliated Computer                                          0.67%
      DST Systems Inc.                                             0.66%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                     17.6%
Technology                    17.3%
Consumer Cyclicals            12.6%
Health Care                   10.8%
Short-Term, Futures, & Other   8.7%
Consumer Staples               7.1%
Public Utilities               6.7%
Capital Goods                  6.6%
Energy                         5.5%
Basic Industries               4.4%
Transportation                 1.7%
Communication Services         1.0%

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BALANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

STRATEGY - The Summit Pinnacle Balanced Index Portfolio will invest approximately 60% of its nets assets in a portfolio of stocks included in the S&P 500 Index and in futures of the Index, and approximately 40% of its net assets in a portfolio of investment grade bonds designed to track the Lehman Brothers Aggregate Bond Index.

MANAGER'S COMMENTS:

On a total return basis, the Summit Pinnacle Balanced Index Portfolio (the "Portfolio") declined 4.38% (before contract fees and expenses) for the year ended December 31, 2001. The objective of the Portfolio is to produce investment results, with respect to 60% of its assets that correspond to the total return performance of the S&P 500 Index, and with respect to 40% of its assets, investment results that correspond to the total return performance of the Lehman Brothers Aggregate Bond Index.

The S&P 500 Index (the "S&P 500") declined 11.88% during the period, which more than offset the 8.44% gain registered by the Lehman Brothers Aggregate Bond Index, due to the relative weightings accorded each of the indices in the Portfolio.

The volatility of the equity markets during the first half of the year was tempered by the Portfolio's fixed income exposure. The S&P 500 fell greater than 14.5% in the third quarter, only to rebound with a 10.7% gain in the fourth quarter. Almost half of the S&P 500's total return for the twelve month period can be attributed to the information technology sector, which declined 13.7% during the period. The positive return of the Lehman Brothers Aggregate Bond Index came amidst a backdrop of declining interest rates. The federal funds rate, which stood at 6.5% at the beginning of the year, was cut by 475 basis points to 1.75% in an aggressive attempt by the Federal Reserve to jump-start the economy.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      May 3, 1999
      Total Net Assets:                                    $13.00 Million
      Number of Equity Holdings:                           500
      Median Cap Size:                                     $8.25 Billion
      Average Price-to-earnings Ratio:                     24.57x
      Average Price-to-book Ratio:                         3.40x
      Dividend Yield:                                      1.36%
      Number of Fixed Income Holdings:                     17
      Average Duration:                                    4.7
      Average Maturity                                     13.5
      Average Credit Quality                               AAA
      Current Yield                                        5.42%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT BALANCED INDEX PORTFOLIO - AVERAGE ANNUAL TOTAL RETURN
                           1-YEAR                              SINCE INCEPTION
-4.38%                                                                  -0.22%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

        SUMMIT BALANCED                 LEHMAN BROTHERS AGGREGATE
        Index Portfolio  S&P 500 Index                 Bond Index
Apr-99          $10,000        $10,000                    $10,000
May-99           $9,740         $9,764                     $9,912
Jun-99          $10,050        $10,306                     $9,880
Jul-99           $9,840         $9,985                     $9,839
Aug-99           $9,810         $9,936                     $9,834
Sep-99           $9,690         $9,663                     $9,948
Oct-99          $10,076        $10,275                     $9,985
Nov-99          $10,197        $10,484                     $9,984
Dec-99          $10,531        $11,101                     $9,936
Jan-00          $10,187        $10,544                     $9,903
Feb-00          $10,108        $10,344                    $10,023
Mar-00          $10,743        $11,356                    $10,155
Apr-00          $10,559        $11,014                    $10,126
May-00          $10,418        $10,788                    $10,121
Jun-00          $10,678        $11,054                    $10,332
Jul-00          $10,613        $10,881                    $10,426
Aug-00          $11,067        $11,557                    $10,577
Sep-00          $10,743        $10,947                    $10,643
Oct-00          $10,743        $10,901                    $10,714
Nov-00          $10,299        $10,041                    $10,889
Dec-00          $10,397        $10,090                    $11,091
Jan-01          $10,678        $10,449                    $11,273
Feb-01          $10,112         $9,497                    $11,371
Mar-01           $9,742         $8,896                    $11,428
Apr-01          $10,168         $9,586                    $11,380
May-01          $10,234         $9,650                    $11,448
Jun-01          $10,088         $9,416                    $11,492
Jul-01          $10,133         $9,323                    $11,749
Aug-01           $9,793         $8,741                    $11,884
Sep-01           $9,363         $8,035                    $12,023
Oct-01           $9,544         $8,189                    $12,274
Nov-01           $9,907         $8,817                    $12,105
Dec-01           $9,941         $8,894                    $12,028

                             TOP 10 EQUITY HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      S&P 500 Depositary Receipts                                  3.48%
      General Electric                                             2.09%
      Microsoft Corp.                                              1.84%
      Exxon Mobil Corp.                                            1.40%
      Citigroup Inc.                                               1.34%
      Wal-Mart Stores                                              1.33%
      Pfizer, Inc.                                                 1.30%
      Intel Corp.                                                  1.11%
      International Business Machines                              1.09%
      American International Group                                 1.09%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Stocks                   53.9%
Treasuries & Agency Notes     17.7%
Corporate Bonds               11.6%
Mortgage-Backed Securities    10.4%
Short-Term, Futures, & Other   6.4%

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                   NASDAQ-100 INDEX PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the "Index").

STRATEGY - The Summit Pinnacle Nasdaq-100 Index Portfolio will remain fully invested in stocks included in the Nasdaq-100 Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The objective of the Summit Pinnacle Nasdaq-100 Index Portfolio (the "Portfolio") is to replicate the performance of the Index, minimizing the difference between the return of the Portfolio and that of the Index before fees and expenses. For the year ended December 31, 2001, the Portfolio declined 33.13% (before contract fees and expenses) versus the Index decline of 32.62%.

The performance of the Nasdaq-100 Index reflected the economy's overall weakness. The technology sector -- the Index's largest sector weight -- was hit particularly hard as worldwide corporate clients continued to pare back on their capital expenditures for hardware, software, and telecommunications equipment.

In December, the National Bureau of Economic Research officially confirmed that the economy was in a recession, and had been since March of 2001. The economic slowing was severely exacerbated by the terrorist attacks on September 11th. The equity markets, and the nation, essentially shut down for a week after the attacks and equity prices plummeted for several days subsequent to the market reopening. The selling was short-lived however, and the markets quickly recaptured their losses and posted a strong quarter.

Performance standouts for the year include: Nvidia Corp (up 308.4%), EBay Inc. (up 102.7%), and Symantec Corp (up 98.7%). The laggards were some of the once high-flyers of the late '90s including: I2 Technologies (down 85.5%), Juniper Networks (down 85%), Applied Micro Circuits (down 84.9%), and JDS Uniphase (down 79.2%).

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      April 27, 2000
      Total Net Assets:                                    $14.56 Million
      Number of Equity Holdings:                           100
      Median Cap Size:                                     $7.63 Billion
      Average Price-to-earnings Ratio:                     77.94x
      Average Price-to-book Ratio:                         4.71x
      Dividend Yield:                                      0.06%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT NASDAQ-100 INDEX PORTFOLIO - TOTAL RETURN
                     1-YEAR                       SINCE INCEPTION
-33.13%                                                   -38.12%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

        SUMMIT NASDAQ-100  NASDAQ-100 INDEX
          Index Portfolio
Mar-00            $10,000           $10,000
Apr-00            $10,760           $10,763
May-00             $9,470            $9,482
Jun-00            $10,730           $10,737
Jul-00            $10,300           $10,296
Aug-00            $11,630           $11,633
Sep-00            $10,170           $10,187
Oct-00             $9,360            $9,365
Nov-00             $7,150            $7,152
Dec-00             $6,670            $6,681
Jan-01             $7,380            $7,399
Feb-01             $5,420            $5,446
Mar-01             $4,470            $4,490
Apr-01             $5,270            $5,295
May-01             $5,110            $5,137
Jun-01             $5,190            $5,224
Jul-01             $4,770            $4,806
Aug-01             $4,160            $4,195
Sep-01             $3,310            $3,335
Oct-01             $3,860            $3,896
Nov-01             $4,520            $4,557
Dec-01             $4,460            $4,503

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      Microsoft Corp.                                              10.49%
      Intel Corp.                                                   6.32%
      Cisco Systems, Inc.                                           4.05%
      QUALCOMM Inc.                                                 3.98%
      Nasdaq 100 Shares                                             2.92%
      Oracle Corp.                                                  2.74%
      Amgen, Inc.                                                   2.35%
      Dell Computer Corporation                                     2.23%
      Maxim Integrated Products, Inc.                               2.03%
      Immunex Corp.                                                 1.77%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             64.5%
Health Care            14.5%
Consumer Services      11.0%
Short-Term & Other      4.2%
Capital Goods           2.5%
Public Utilities        2.2%
Consumer Non-Durables   0.8%
Basic Industries        0.3%

    "Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index (the "Index").

STRATEGY - The Summit Pinnacle Russell 2000 Small Cap Index Portfolio will remain fully invested in stocks included in the Index and in futures contracts on the Index. The cash position will be held in highly liquid market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

For the year ended December 31, 2001, the Summit Pinnacle Russell 2000 Small Cap Index Portfolio (the "Portfolio") returned 1.54% (before contract fees and expenses) versus the Russell 2000 Index return of 2.49%. The objective of the Portfolio is to replicate the performance of the Index, minimizing the difference between the return of the Portfolio and that of the Index before fees and expenses. The Index constituents represent the smallest 2000 companies within the Russell 3000. The Russell 3000 Index is comprised of the largest 3000 domestically traded companies. The Russell 2000 Index is a popular proxy for the small cap sector of the equity markets, with a median market capitalization of approximately $400 million.

In an effort to stimulate the sluggish domestic economy, the Federal Reserve began an unprecedented campaign of interest rates cuts in early 2001 that has proven to be one of the most aggressive in history. In total, the Fed cut the federal funds rate by 475 basis points in the year - from 6.5% to 1.75%. Generally, smaller capitalization companies outperform during a period of aggressive Fed easing. Accordingly, we have seen the Russell 2000 Index outperform the larger capitalization benchmarks. During the fourth quarter and year-over-year periods, the Russell 2000 Index returned 21.11% and 2.6% increases, respectfully, versus the S&P 500 Index, which returned a 10.69% increase and an 11.88% decrease for the same periods.

From a relative performance standpoint, the best performing sectors for the year were consumer staples and consumer discretionary, up 32.5% and 26.2%, respectively. Detracting from performance for the period were the telecommunications, information technology, and energy sectors, which were down 31.4%, 30.3% and 21.6%, respectively.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      April 27, 2000
      Total Net Assets:                                    $21.50 Million
      Number of Equity Holdings:                           1,946
      Median Capitalization Size:                          $412 Million
      Average Price-to-earnings Ratio:                     47.82x
      Average Price-to-book Ratio:                         1.95x
      Dividend Yield:                                      1.18%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT RUSSELL 2000 SMALL CAP INDEX PORTFOLIO - TOTAL RETURN
                           1-YEAR                             SINCE INCEPTION
1.54%                                                                   1.14%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

        SUMMIT RUSSELL 2000  RUSSELL 2000 INDEX
          INDEX PORTFOLIO
Mar-00              $10,000             $10,000
Apr-00              $10,440             $10,456
May-00               $9,850              $9,846
Jun-00              $10,650             $10,707
Jul-00              $10,330             $10,372
Aug-00              $11,101             $11,158
Sep-00              $10,770             $10,828
Oct-00              $10,299             $10,345
Nov-00               $9,265              $9,283
Dec-00              $10,039             $10,086
Jan-01              $10,562             $10,610
Feb-01               $9,886              $9,915
Mar-01               $9,412              $9,430
Apr-01              $10,128             $10,168
May-01              $10,369             $10,418
Jun-01              $10,718             $10,777
Jul-01              $10,105             $10,194
Aug-01               $9,767              $9,865
Sep-01               $8,437              $8,537
Oct-01               $8,933              $9,036
Nov-01               $9,610              $9,736
Dec-01              $10,193             $10,337

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      iShares Russell 2000 Index Fund                              1.69%
      Dean Foods                                                   0.27%
      Michaels Stores Inc.                                         0.21%
      Ball Corp.                                                   0.19%
      New York Community Bancorp Inc.                              0.19%
      Andrew Corp.                                                 0.18%
      Pier 1 Imports, Inc.                                         0.17%
      IKON Office Solutions Inc.                                   0.17%
      CBRL Group Inc.                                              0.17%
      Dial Corporation (The)                                       0.16%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Short-Term, Futures, & Other  23.5%
Consumer Non-Cyclical         15.5%
Financial                     15.1%
Industrial                    11.1%
Consumer Cyclical             10.8%
Technology                     8.6%
Communications                 7.5%
Utilities                      2.9%
Basic Materials                2.5%
Energy                         2.4%
Diversified                    0.1%

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                         STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

DECEMBER 31, 2001

                                                                                S&P 500      S&P MIDCAP
                                                  ZENITH          BOND           INDEX        400 INDEX
                                                 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                               -------------  -------------  -------------  -------------
ASSETS
  Investments in securities, at value
    (cost $48,538,982; $29,471,155;
    $65,010,569; $19,418,442)                  $ 54,419,825   $ 28,868,614   $ 92,524,364   $ 20,557,723
  Cash                                                   --             --             --             --
  Receivables:
    Shares sold                                     100,335         12,880         73,044         56,659
    Securities sold                                      --             --        114,868        121,076
    Interest and dividends                           93,137        444,080         97,502         15,111
  Receivable from Adviser                                --             --             --         10,464
  Prepaid expenses and other                          3,646          1,358          4,898          1,154
                                               ------------   ------------   ------------   ------------
                                                 54,616,943     29,326,932     92,814,676     20,762,187
                                               ------------   ------------   ------------   ------------
LIABILITIES
  Payables:
    Investment securities purchased                      --             --         61,223        139,166
    Shares redeemed                                      --             43             --            660
    Bank overdraft                                       --            151             --             --
    Investment advisory fees                         29,090         11,579         23,530             --
    Adminstration expenses                            4,545             --          3,922             --
    Custodian and portfolio accounting fees           6,106          8,121         16,203         11,541
    Professional fees                                10,618         10,411         11,731         11,259
    Variation margin                                     --             --         42,925          7,200
    Other accrued expenses                            5,045          3,220         16,602          4,748
    Deferred directors' compensation                     --        146,778             --             --
                                               ------------   ------------   ------------   ------------
                                                     55,404        180,303        176,136        174,574
                                               ------------   ------------   ------------   ------------
NET ASSETS
  Paid-in capital                                50,012,149     34,642,136     65,046,679     20,175,176
  Undistributed net investment income               184,165        353,239        216,011         67,064
  Accumulated net realized gain / (loss) on
    investments and futures contracts            (1,515,618)    (5,246,205)      (239,308)      (815,208)
  Net unrealized appreciation /
    (depreciation) on investments, futures
    contracts, and translation of assets and
    liabilities in foreign currencies             5,880,843       (602,541)    27,615,158      1,160,581
                                               ------------   ------------   ------------   ------------
                                               $ 54,561,539   $ 29,146,629   $ 92,638,540   $ 20,587,613
                                               ============   ============   ============   ============
Shares authorized ($.10) par value               40,000,000     30,000,000     30,000,000     30,000,000

Shares outstanding                                3,296,829      3,025,898      6,162,796      2,205,121

Net asset value, offering and redemption
  price per share                                    $16.55          $9.63         $15.03          $9.34

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

DECEMBER 31, 2001

                                                 BALANCED      NASDAQ-100     RUSSELL 2000
                                                   INDEX          INDEX      SMALL CAP INDEX
                                                 PORTFOLIO      PORTFOLIO       PORTFOLIO
                                               -------------  -------------  ---------------
ASSETS
  Investments in securities, at value (cost
     $13,617,247; $20,038,837; $21,760,569)    $ 12,998,310   $ 14,458,674     $ 21,009,262
  Cash                                                    5             --               --
  Receivables:
    Shares sold                                         991         28,748           50,312
    Securities sold                                  38,246        922,769          493,154
    Interest and dividends                           73,161            767           23,666
  Receivable from Adviser                                --         10,204            8,562
  Prepaid expenses and other                          8,265            949            1,136
                                               ------------   ------------     ------------
                                                 13,118,978     15,422,111       21,586,092
                                               ------------   ------------     ------------
LIABILITIES
  Payables:
    Investment securities purchased                  84,142         11,468               --
    Shares redeemed                                      52            678              569
    Bank overdraft                                       --        827,046              503
    Investment advisory fees                          5,625             --               --
    Administration expenses                             941             --               --
    Custodian and portfolio accounting fees           7,107          6,845           21,277
    Professional fees                                11,793         10,898           12,619
    Variation margin                                  2,525          4,050           44,650
    Other accrued expenses                            2,656          1,526            3,417
    Deferred directors' compensation                     --             --               --
                                               ------------   ------------     ------------
                                                    114,841        862,511           83,035
                                               ------------   ------------     ------------
NET ASSETS
  Paid-in capital                                13,638,433     22,755,613       22,039,540
  Undistributed net investment income               149,743             --           32,544
  Accumulated net realized gain / (loss) on
     investments and futures contracts             (171,065)    (2,612,495)          67,555
  Net unrealized appreciation /
     (depreciation) on investments, futures
     contracts, and translation of assets and
     liabilities in foreign currencies             (612,974)    (5,583,518)        (636,582)
                                               ------------   ------------     ------------
                                               $ 13,004,137   $ 14,559,600     $ 21,503,057
                                               ============   ============     ============
Shares authorized ($.10) par value               30,000,000     30,000,000       30,000,000

Shares outstanding                                1,481,996      3,267,718        2,234,922

Net asset value, offering and redemption
   price per share                                    $8.77          $4.46            $9.62

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                     STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

DECEMBER 31, 2001

                                                                                S&P 500      S&P MIDCAP
                                                  ZENITH          BOND           INDEX        400 INDEX
                                                 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                               -------------  -------------  -------------  -------------
INVESTMENT INCOME
  Interest                                     $     47,946   $  1,859,126   $     50,287   $     47,456
  Dividends (net of foreign withholding taxes
    of $0, $0, $6,568; $0)                        1,152,452             --      1,302,852        181,775
  Other income                                      133,519             --          1,501             --
                                               ------------   ------------   ------------   ------------
                                                  1,333,917      1,859,126      1,354,640        229,231
                                               ------------   ------------   ------------   ------------
EXPENSES
  Investment advisory fees                          342,251        132,556        306,448         55,393
  Administration expenses                             7,723          4,225         13,363          2,864
  Custodian fees and expenses                        13,290          7,690         43,072         32,688
  Portfolio accounting fees                          29,970         42,930         35,048         37,230
  Professional fees                                  12,550         10,779         16,045         11,377
  Directors' fees                                     8,355          4,260         16,628          3,395
  Transfer agent fees                                 6,470          6,475          6,429          2,520
  Other                                              16,564         16,971         41,699          7,170
                                               ------------   ------------   ------------   ------------
                                                    437,173        225,886        478,732        152,637
  Expense reimbursement and waivers                 (13,591)       (19,998)       (17,488)       (42,681)
                                               ------------   ------------   ------------   ------------
                                                    423,582        205,888        461,244        109,956
                                               ------------   ------------   ------------   ------------
NET INVESTMENT INCOME / (LOSS)                      910,335      1,653,238        893,396        119,275
                                               ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN / (LOSS)
  Net realized gain / (loss) on investments       3,354,359       (107,810)      (313,295)       286,596
  Net realized gain / (loss) on futures
    contracts                                            --             --        261,658        (98,183)
                                               ------------   ------------   ------------   ------------
                                                  3,354,359       (107,810)       (51,637)       188,413
                                               ------------   ------------   ------------   ------------

  Net change in unrealized appreciation /
    (depreciation) on investments, futures
    contracts, and translation of assets and
    liabilities in foreign currencies             1,254,870         59,410    (15,273,342)      (569,441)
                                               ------------   ------------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN / (LOSS)         4,609,229        (48,400)   (15,324,979)      (381,028)
                                               ------------   ------------   ------------   ------------

NET INCREASE / (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                   $  5,519,564   $  1,604,838   $(14,431,583)  $   (261,753)
                                               ============   ============   ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

DECEMBER 31, 2001

                                                 BALANCED      NASDAQ-100     RUSSELL 2000
                                                   INDEX          INDEX      SMALL CAP INDEX
                                                 PORTFOLIO      PORTFOLIO       PORTFOLIO
                                               -------------  -------------  ---------------
INVESTMENT INCOME
  Interest                                     $    308,954   $     39,491     $     68,725
  Dividends (net of foreign withholding taxes
     of $475; $40; $0)                              100,248          4,913          214,222
  Other income                                           --          1,262               --
                                               ------------   ------------     ------------
                                                    409,202         45,666          282,947
                                               ------------   ------------     ------------
EXPENSES
  Investment advisory fees                           40,074         36,574           60,090
  Administration expenses                             1,883          2,051            2,889
  Custodian fees and expenses                         5,489         12,144           39,646
  Portfolio accounting fees                          38,437         29,291           59,581
  Professional fees                                  12,146         11,150           12,419
  Directors' fees                                     2,198          1,820            3,109
  Transfer agent fees                                 2,585          1,408              589
  Other                                               6,182          7,570           11,140
                                               ------------   ------------     ------------
                                                    108,994        102,008          189,463
  Expense reimbursement                             (29,163)       (34,062)         (60,640)
                                               ------------   ------------     ------------
                                                     79,831         67,946          128,823
                                               ------------   ------------     ------------
NET INVESTMENT INCOME / (LOSS)                      329,371        (22,280)         154,124
                                               ------------   ------------     ------------

REALIZED AND UNREALIZED GAIN / (LOSS)
  Net realized gain / (loss) on investments         (90,239)    (1,287,730)          (1,039)
  Net realized gain / (loss) on futures
     contracts                                      (19,048)      (589,252)         168,741
                                               ------------   ------------     ------------
                                                   (109,287)    (1,876,982)         167,702
                                               ------------   ------------     ------------

  Net change in unrealized appreciation /
     (depreciation) on investments, futures
     contracts, and translation of assets and
     liabilities in foreign currencies             (848,757)    (2,091,163)          75,625
                                               ------------   ------------     ------------

NET REALIZED AND UNREALIZED GAIN / (LOSS)          (958,044)    (3,968,145)         243,327
                                               ------------   ------------     ------------

NET INCREASE / (DECREASE) IN NET ASSETS FROM
   OPERATIONS                                  $   (628,673)  $ (3,990,425)    $    397,451
                                               ============   ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               ZENITH PORTFOLIO            BOND PORTFOLIO
                           -------------------------  -------------------------
                                  YEAR ENDED                 YEAR ENDED
                                 DECEMBER 31,               DECEMBER 31,
                           -------------------------  -------------------------
                              2001          2000         2001          2000
                           -----------  ------------  -----------  ------------
OPERATIONS
  Net investment income /
     (loss)                $   910,335  $    933,516  $ 1,653,238  $  2,785,999
  Net realized gain /
     (loss) on
     investments and
     futures                 3,354,359    10,621,896     (107,810)   (4,749,628)
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts       1,254,870       848,305       59,410     4,621,215
                           -----------  ------------  -----------  ------------
                             5,519,564    12,403,717    1,604,838     2,657,586
                           -----------  ------------  -----------  ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income       (858,337)     (954,004)  (1,163,914)   (3,868,665)
  In excess of net
     investment income              --            --           --      (136,250)
  Net realized gain on
     investments                    --            --           --            --
  Return of capital                 --            --           --      (824,432)
                           -----------  ------------  -----------  ------------
                              (858,337)     (954,004)  (1,163,914)   (4,829,347)
                           -----------  ------------  -----------  ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                    3,691,929     1,165,609    7,533,635     4,062,951
  Reinvestment of
     distributions             858,337       954,004    1,163,914     4,829,347
  Payments for shares
     redeemed in the
     formation of the
     Apex Series                    --   (54,900,222)          --   (70,654,226)
  Payments for shares
     redeemed               (5,134,845)  (32,628,569)  (2,793,638)  (11,692,253)
                           -----------  ------------  -----------  ------------
                              (584,579)  (85,409,178)   5,903,911   (73,454,181)
                           -----------  ------------  -----------  ------------
NET INCREASE / (DECREASE)
   IN NET ASSETS             4,076,648   (73,959,465)   6,344,835   (75,625,942)

NET ASSETS
  Beginning of period       50,484,891   124,444,356   22,801,794    98,427,736
                           -----------  ------------  -----------  ------------
  End of period            $54,561,539  $ 50,484,891  $29,146,629  $ 22,801,794
                           ===========  ============  ===========  ============
UNDISTRIBUTED NET
   INVESTMENT INCOME       $   184,165  $    132,166  $   353,239  $         --
                           ===========  ============  ===========  ============
FUND SHARE TRANSACTIONS
  Sold                         232,294        85,985      782,272       423,015
  Reinvestment of
     distributions              53,468        76,607      123,807       518,247
  Shares redeemed in the
     formation of the
     Apex Series                    --    (4,100,091)          --    (6,856,918)
  Redeemed                    (327,773)   (2,588,395)    (290,398)   (1,171,298)
                           -----------  ------------  -----------  ------------
    Net increase /
       (decrease) from
       fund share
       transactions            (42,011)   (6,525,894)     615,681    (7,086,954)
                           ===========  ============  ===========  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                  S&P 500 INDEX              S&P MIDCAP 400
                                    PORTFOLIO                INDEX PORTFOLIO
                           ---------------------------  -------------------------
                                   YEAR ENDED                  YEAR ENDED
                                  DECEMBER 31,                DECEMBER 31,
                           ---------------------------  -------------------------
                               2001          2000          2001          2000
                           ------------  -------------  -----------  ------------
OPERATIONS
  Net investment income /
     (loss)                $    893,396  $   1,319,749  $   119,275  $    221,227
  Net realized gain /
     (loss) on
     investments and
     futures                    (51,637)    18,159,780      188,413     3,469,452
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts      (15,273,342)   (27,904,862)    (569,441)     (360,394)
                           ------------  -------------  -----------  ------------
                            (14,431,583)    (8,425,333)    (261,753)    3,330,285
                           ------------  -------------  -----------  ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income        (677,385)    (1,741,824)     (69,655)     (277,425)
  In excess of net
     investment income               --             --           --            --
  Net realized gain on
     investments            (17,722,841)    (1,778,560)  (3,370,956)   (1,156,833)
  Return of capital                  --             --           --            --
                           ------------  -------------  -----------  ------------
                            (18,400,226)    (3,520,384)  (3,440,611)   (1,434,258)
                           ------------  -------------  -----------  ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                     7,933,424     21,684,338   11,798,875    12,736,037
  Reinvestment of
     distributions           18,400,226      3,520,384    3,440,611     1,434,258
  Payments for shares
     redeemed in the
     formation of the
     Apex Series                     --   (164,731,938)          --   (18,434,630)
  Payments for shares
     redeemed               (14,966,224)   (18,556,229)  (6,003,933)   (6,540,640)
                           ------------  -------------  -----------  ------------
                             11,367,426   (158,083,445)   9,235,553   (10,804,975)
                           ------------  -------------  -----------  ------------
NET INCREASE / (DECREASE)
   IN NET ASSETS            (21,464,383)  (170,029,162)   5,533,189    (8,908,948)

NET ASSETS
  Beginning of period       114,102,923    284,132,085   15,054,424    23,963,372
                           ------------  -------------  -----------  ------------
  End of period            $ 92,638,540  $ 114,102,923  $20,587,613  $ 15,054,424
                           ============  =============  ===========  ============
UNDISTRIBUTED NET
   INVESTMENT INCOME       $    216,011  $          --  $    67,064  $     17,444
                           ============  =============  ===========  ============
FUND SHARE TRANSACTIONS
  Sold                          487,403        968,735    1,266,036     1,107,335
  Reinvestment of
     distributions            1,112,291        166,345      366,908       135,758
  Shares redeemed in the
     formation of the
     Apex Series                     --     (7,039,826)          --    (1,566,239)
  Redeemed                     (979,490)      (842,666)    (691,394)     (584,542)
                           ------------  -------------  -----------  ------------
    Net increase /
       (decrease) from
       fund share
       transactions             620,204     (6,747,412)     941,550      (907,688)
                           ============  =============  ===========  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      RUSSELL 2000 SMALL
                           BALANCED INDEX PORTFOLIO       NASDAQ-100 INDEX PORTFOLIO                 CAP INDEX PORTFOLIO
                           -------------------------  -----------------------------------  ----------------------------------------
                                                                          PERIOD FROM                             PERIOD FROM
                                  YEAR ENDED            YEAR ENDED       APRIL 27, 2000      YEAR ENDED         APRIL 27, 2000
                                 DECEMBER 31,          DECEMBER 31,     TO DECEMBER 31,     DECEMBER 31,        TO DECEMBER 31,
                           -------------------------  ---------------  ------------------  ---------------  -----------------------
                              2001          2000           2001               2000              2001                 2000
                           -----------  ------------  ---------------  ------------------  ---------------  -----------------------
OPERATIONS
  Net investment income /
     (loss)                $   329,371  $    724,316    $   (22,280)      $   (12,893)       $   154,124          $   119,466
  Net realized gain /
     (loss) on
     investments and
     futures                  (109,287)    1,689,640     (1,876,982)         (735,513)           167,702              622,917
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts        (848,757)   (1,955,863)    (2,091,163)       (3,492,355)            75,625             (712,207)
                           -----------  ------------    -----------       -----------        -----------          -----------
                              (628,673)      458,093     (3,990,425)       (4,240,761)           397,451               30,176
                           -----------  ------------    -----------       -----------        -----------          -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income       (179,628)   (1,110,444)            --                --           (163,646)             (77,400)
  In excess of net
     investment income              --            --             --                --                 --                   --
  Net realized gain on
     investments              (450,055)     (298,336)            --                --           (723,064)                  --
  Return of capital                 --            --             --                --                 --                   --
                           -----------  ------------    -----------       -----------        -----------          -----------
                              (629,683)   (1,408,780)            --                --           (886,710)             (77,400)
                           -----------  ------------    -----------       -----------        -----------          -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                    1,065,440     1,957,389     13,286,562        14,432,630          8,832,000           16,815,256
  Reinvestment of
     distributions             629,683     1,408,780             --                --            886,710               77,400
  Payments for shares
     redeemed in the
     formation of the
     Apex Series                    --   (35,685,686)            --                --                 --                   --
  Payments for shares
     redeemed               (1,766,980)   (8,103,362)    (3,313,614)       (1,614,792)        (3,831,888)            (739,938)
                           -----------  ------------    -----------       -----------        -----------          -----------
                               (71,857)  (40,422,879)     9,972,948        12,817,838          5,886,822           16,152,718
                           -----------  ------------    -----------       -----------        -----------          -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS            (1,330,213)  (41,373,566)     5,982,523         8,577,077          5,397,563           16,105,494

NET ASSETS
  Beginning of period       14,334,350    55,707,916      8,577,077                --         16,105,494                   --
                           -----------  ------------    -----------       -----------        -----------          -----------
  End of period            $13,004,137  $ 14,334,350    $14,559,600       $ 8,577,077        $21,503,057          $16,105,494
                           ===========  ============    ===========       ===========        ===========          ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME       $   149,743  $         --    $        --       $        --        $    32,544          $    42,066
                           ===========  ============    ===========       ===========        ===========          ===========
FUND SHARE TRANSACTIONS
  Sold                         118,741       195,720      2,721,224         1,451,721            947,552            1,674,298
  Reinvestment of
     distributions              69,273       146,090             --                --             92,299                7,601
  Shares redeemed in the
     formation of the
     Apex Series                    --    (3,401,369)            --                --                 --                   --
  Redeemed                    (197,029)     (800,917)      (739,710)         (165,517)          (416,723)             (70,105)
                           -----------  ------------    -----------       -----------        -----------          -----------
    Net increase /
       (decrease) from
       fund share
       transactions             (9,015)   (3,860,476)     1,981,514         1,286,204            623,128            1,611,794
                           ===========  ============    ===========       ===========        ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                                   ZENITH PORTFOLIO
--------------------------------------------------------------------------------

DECEMBER 31, 2001

COMMON STOCKS - 98.51%

                                                 SHARES           VALUE

                                                     ------------------
BASIC MATERIALS - 2.21%
  Du Pont (E.I.)                                 28,400  $    1,207,284
                                                         --------------
CAPITAL GOODS - 5.25 %
  Caterpillar Inc.                               20,800       1,086,800
  ITT Industries, Inc.                           13,000         656,500
  SPX Corp.*                                      8,200       1,122,580
                                                         --------------
                                                              2,865,880
                                                         --------------
COMMUNICATIONS SERVICES - 5.81%
  BellSouth                                      27,500       1,049,125
  SBC Communications Inc.                        27,800       1,088,926
  Verizon Communications                         21,700       1,029,882
                                                         --------------
                                                              3,167,933
                                                         --------------
CONSUMER CYCLICALS - 8.11%
  Abercrombie & Fitch                            50,000       1,326,500
  Gannett Co.                                    15,800       1,062,234
  Knight-Ridder Inc.                             14,300         928,499
  Sears, Roebuck & Co.                           23,300       1,110,012
                                                         --------------
                                                              4,427,245
                                                         --------------
CONSUMER STAPLES - 5.53%
  McDonald's Corp.                               46,300       1,225,561
  PepsiCo Inc.                                   11,500         559,935
  Philip Morris                                  26,900       1,233,365
                                                         --------------
                                                              3,018,861
                                                         --------------
ENERGY - 16.13%
  Alliant Energy Corp.                           22,400         680,064
  Anadarko Petroleum                             14,200         807,270
  Apache Corp.                                   23,540       1,174,175
  ChevronTexaco Corp.                            11,319       1,014,296
  Conoco Inc.                                    44,000       1,245,200
  Great Plains Energy Inc.                       42,300       1,065,960
  Noble Affiliates                               28,500       1,005,765
  USX-Marathon Group                             34,300       1,029,000
  Xcel Energy Inc.                               28,100         779,494
                                                         --------------
                                                              8,801,224
                                                         --------------
FINANCIAL - 28.39%
  American Express Co.                           30,300       1,081,407
  Charter One Financial                          32,655         886,583
  Chubb Corp.                                    15,900       1,097,100
  Citigroup Inc.                                 30,000       1,514,400
  Edwards (A.G.), Inc.                           24,300       1,073,331
  FleetBoston Financial                          41,552       1,516,648
  Hartford Financial Services                    22,200       1,394,826
  J.P. Morgan Chase & Co.                        33,750       1,226,813
  KeyCorp                                        60,500       1,472,570
  Lincoln National                               30,600       1,486,242
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 28.39% (CONTINUED)
  Raymond James Financial, Inc.                  28,800  $    1,022,976
  Washington Mutual, Inc.                        36,200       1,183,740
  XL Capital                                      5,800         529,888
                                                         --------------
                                                             15,486,524
                                                         --------------
HEALTH CARE - 5.56%
  Beckman Coulter Inc.                           23,500       1,041,050
  Bristol-Myers Squibb                           17,700         902,700
  Merck & Co.                                    18,500       1,087,800
                                                         --------------
                                                              3,031,550
                                                         --------------
TECHNOLOGY - 7.84%
  International Business Machines                 9,300       1,124,928
  Microsoft Corp.*                                7,600         503,500
  Motorola Inc.                                  61,400         922,228
  NCR Corp.*                                     26,200         965,732
  Nortel Networks Holdings Co.*                 101,500         761,250
                                                         --------------
                                                              4,277,638
                                                         --------------
TRANSPORTATION - 7.65%
  Delta Air Lines*                               48,500       1,419,110
  FedEx Corporation*                             21,900       1,136,172
  Sabre Holdings Corporation*                    13,106         555,039
  Southwest Airlines                             57,600       1,064,448
                                                         --------------
                                                              4,174,769
                                                         --------------
UTILITIES - 6.03%
  Ameren Corp.                                   26,700       1,129,410
  CINergy Corp.                                  32,000       1,069,760
  SCANA Corp.                                    39,123       1,088,793
                                                         --------------
                                                              3,287,963
                                                         --------------
    Total Common Stocks
       (cost $47,866,028)                                    53,746,871
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS - 1.23%
VARIABLE RATE DEMAND NOTES(1) - 1.23%
  American Family (1.653% due 12/31/31)    $    132,652  $      132,652
  Firstar Bank (1.675% due 12/31/31)            448,658         448,658
  Wisconsin Electric (1.595% due
     12/31/31)                                   91,644          91,644
                                                         --------------
    Total Short-Term Investments
       (cost $672,954)                                          672,954
                                                         --------------
TOTAL INVESTMENTS - 99.74%
   (cost $48,538,982)(2)                                     54,419,825
                                                         --------------
OTHER ASSETS AND LIABILITIES - 0.26%                            141,714
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   54,561,539
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of December 31, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of December 31, 2001.
(2) For federal income tax purposes, cost is $48,352,896 and gross unrealized appreciation and depreciation of securities as of December 31, 2001 was $7,277,179 and ($1,210,250), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BOND PORTFOLIO                                     SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2001

U.S. TREASURY OBLIGATIONS - 23.33%

                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY NOTES & BONDS - 23.33%
  0.000% due 08/15/02                     $     481,000  $      475,579
  5.875% due 11/15/05                         2,800,000       2,974,563
  5.625% due 02/15/06                           900,000         948,375
  4.625% due 05/15/06                           300,000         304,184
  5.500% due 05/15/09                           250,000         259,072
  6.000% due 08/15/09                         1,500,000       1,599,083
  5.000% due 02/15/11                           240,000         239,269
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $6,551,660)                                      6,800,125
                                                         --------------

MORTGAGE-BACKED SECURITIES - 9.69%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 9.69%
  6.500% due 02/01/29                           885,625         890,069
  FNCI (6.000% due 06/01/16)                  1,158,806       1,162,427
  GNSF (6.500% due 10/15/28)                    765,965         770,376
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $2,763,731)                                      2,822,872
                                                         --------------

COLLATERIZED MORTGAGE OBLIGATIONS - 7.34%
PRIVATE SECTOR - 7.37%
  ABN AMRO Mortgage Corp.
     (6.600% due 09/25/16)                      315,871         309,494
  BOAMS 1999-3 B3
     (6.250% due 05/25/14)                      205,336         195,818
  BOAMS 01-4 282
     (6.750% due 04/20/31)                      520,932         503,716
  CMC2 Securities Corp. 1993 E 1 E 1CP
     (0.000% due 12/25/08)                       33,429          29,886
  CMSI 2001-14 B2
     (6.613% due 09/25/31)                      174,220         160,671
  Capstead Mortgage Securities Corp. C-4
     (10.950% due 02/01/14)                      13,717          13,717
  GECMS 1996-17 2B3(3)
     (7.250% due 12/25/11)                      118,299         119,135
  NMFC 1998-4 B3
     (6.250% due 10/25/28)                      318,588         301,537
  NSCOR 1998-16 B1
     (6.500% due 06/25/13)                      253,195         255,522
  RFMSI 2000-S7 M3
     (8.000% due 06/25/30)                      246,071         250,149
                                                         --------------
    Total Collaterized Mortgage
       Obligations
       (cost $2,111,346)                                      2,139,645
                                                         --------------

ASSET-BACKED SECURITIES - 3.87%
COMMERCIAL MORTGAGE-BACKED
SECURITIES - 2.15%
  Chase Commercial Mortgage Sec.
     (6.600% due 12/19/07)                      627,885         625,090
                                                         --------------
MANUFACTURED HOUSING - 1.72%
  Greentree 1999-5 M1
     (8.050% due 04/01/31)                      500,000         502,357
                                                         --------------
    Total Asset-Backed Securities
       (cost $1,109,230)                                      1,127,447
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------
CORPORATE BONDS AND NOTES - 52.34%
AIR TRANSPORTATION - 2.48%
  Continental Airlines
     (7.820% due 10/15/13)                $     195,415  $      178,556
  Jet Equipment(3)
     (7.630% due 08/15/12)                      209,822         182,164
  Midway Air Lines
     (8.140% due 07/02/13)                      225,876         203,288
  NWA Trust No. 2 Class B
     (10.230% due 06/21/14)                     192,738         159,179
                                                         --------------
                                                                723,187
                                                         --------------
BANK, BANK HOLDING COMPANIES, & OTHER
BANK SERVICES - 5.75%
  Ahmanson Capital Trust(3)
     (8.360% due 12/01/26)                      361,000         354,949
  Bank of America
     (4.750% due 10/15/06)                      240,000         234,981
  Bank of Hawaii
     (6.875% due 03/01/09)                      250,000         243,613
  GS Escrow Corp.
     (7.000% due 08/01/03)                      240,000         242,059
  Household Finance Corp.
     (5.875% due 02/01/09)                      361,000         343,381
  Svenska Handelsbanken(3)
     (7.125% due 03/07/07)                      250,000         258,099
                                                         --------------
                                                              1,677,082
                                                         --------------
COMMUNICATIONS SERVICES - .45%
  Charter Communications Sr. Nt.
     (11.125% due 01/15/11)                     125,000         132,500
                                                         --------------
CONSUMER CYCLICAL - 1.33%
  Visteon Corp.
     (8.250% due 08/01/10)                      250,000         258,775
  WCI Communities Inc.
     (10.625% due 02/15/11)                     125,000         129,063
                                                         --------------
                                                                387,838
                                                         --------------
CONSUMER NON-DURABLE - 4.73%
  Allied Waste
     (10.000% due 08/01/09)                     125,000         128,750
  Banc Tec Inc.
     (7.500% due 06/01/08)                      361,000         117,325
  Berry Plastics
     (12.250% due 04/15/04)                      60,000          60,525
  CSK Auto Inc.(3)
     (12.000% due 06/15/06)                     125,000         125,938
  Dimon Inc.(3)
     (9.625% due 10/15/11)                      125,000         129,375
  Erac USA Finance(3)
     (7.950% due 12/15/09)                      240,000         240,969
  Fleming Companies Inc.(3)
     (10.625% due 07/31/07)                     125,000         119,375
  International Wire Group Inc.
     (11.750% due 06/01/05)                      60,000          49,200
  Iron Mountain
     (8.625% due 04/01/13)                       60,000          62,400
  Levis Strauss
     (11.625% due 01/15/08)                     125,000         110,625
  World Color Press Inc. Sr. Nts.
     (7.750% due 02/15/09)                      240,000         235,364
                                                         --------------
                                                              1,379,846
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                                     BOND PORTFOLIO
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                     ------------------
ELECTRIC - 4.01%
  Calpine Corp.
     (8.625% due 08/15/10)                $     500,000  $      454,208
  Niagara Mohawk Power
     (8.000% due 06/01/04)                      300,000         322,175
  PSEG Power
     (7.750% due 04/15/11)                      375,000         392,987
                                                         --------------
                                                              1,169,370
                                                         --------------
ELECTRONICS - .41%
  Amkor Tech Inc.
     (9.250% due 02/15/08)                      125,000         118,125
                                                         --------------
ENERGY - 5.94%
  Allegheny Energy Supply(3)
     (7.800% due 03/15/11)                      125,000         120,664
  Louis Dreyfus Nts.
     (6.875% due 12/01/07)                      361,000         373,847
  Mirant Americas
     (7.625% due 05/01/06)                      250,000         227,932
  Mitchell Energy Sr. Nts.
     (6.750% due 02/15/04)                      421,000         437,468
  Pemex Master Trust
     (8.500% due 02/15/08)                      250,000         260,625
  Pride International Inc.
     (10.000% due 06/01/09)                      65,000          70,525
  Tampa Electric
     (6.875% due 06/15/12)                      240,000         241,092
                                                         --------------
                                                              1,732,153
                                                         --------------
ENTERTAINMENT & LEISURE - 1.86%
  Choctaw Resort
     (9.250% due 04/01/09)                      125,000         127,813
  MGM Mirage
     (8.375% due 02/01/11)                      125,000         123,438
  Royal Caribbean
     (7.000% due 10/15/07)                      361,000         291,337
                                                         --------------
                                                                542,588
                                                         --------------
FOOD, BEVERAGE, & TOBACCO - .84%
  Cott Beverages(3)
     (8.000% due 12/15/11)                      250,000         243,750
                                                         --------------
HEALTH CARE - 2.98%
  Health Care Reit
     (7.500% due 08/15/07)                      250,000         250,187
  Triad Hospitals Holdings
     (11.000% due 05/15/09)                     125,000         136,875
  Universal Health Services Sr. Nts.
     (6.750% due 11/15/11)                      500,000         481,341
                                                         --------------
                                                                868,403
                                                         --------------
INSURANCE - 3.22%
  Fairfax Financial Holdings
     (7.375% due 03/15/06)                      240,000         188,094
  Farmers Insurance Exchange(3)
     (8.500% due 08/01/04)                      240,000         253,645
  Prudential Insurance Surplus Nts.(3)
     (8.100% due 07/15/15)                      240,000         264,792
  USF&G Capital
     (8.470% due 01/10/27)                      240,000         232,695
                                                         --------------
                                                                939,226
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------
MEDIA & CABLE - 3.23%
  CF Cable TV Inc.
     (9.125% due 07/15/07)                $     240,000  $      245,052
  CSC Holdings Sr. Nt.
     (8.125% due 08/15/09)                      361,000         370,789
  Continental Cablevision
     (8.300% due 05/15/06)                      240,000         260,736
  Diamond Cable Co.
     (13.250% due 09/30/04)                     250,000          65,000
                                                         --------------
                                                                941,577
                                                         --------------
MEDIA CONGLOMERATE - 2.16%
  News American Holdings Nts.
     (6.625% due 01/09/08)                      361,000         369,977
  Viacom Inc. Sr. Nts.
     (7.750% due 06/01/05)                      240,000         258,784
                                                         --------------
                                                                628,761
                                                         --------------
REAL ESTATE - 3.42%
  Camden Property Trust
     (7.625% due 02/15/11)                      250,000         256,834
  Colonial Properties Sr. Nts.
     (8.050% due 07/15/06)                      361,000         381,175
  Healthcare Properties Nts.
     (6.875% due 06/08/05)                      361,000         358,454
                                                         --------------
                                                                996,463
                                                         --------------
TELECOMMUNICATIONS - 9.53%
  360 Communications Sr. Nts.
     (7.500% due 03/01/06)                      361,000         378,332
  Adelphia Communications
     (10.250% due 06/15/11)                     250,000         249,375
  AT&T Canada Inc.
     (7.650% due 09/15/06)                      250,000         163,080
  Call-Net Enterprises Sr. Nts.
     (0.000% due 05/15/09)                      240,000          55,200
  Deutshe Telecomm
     (8.000% due 06/15/10)                      500,000         547,195
  Electric Lightwave Inc.(3)
     (6.050% due 05/15/04)                      250,000         243,680
  Global Crossing Holdings
     (9.625% due 05/15/08)                      240,000          27,600
  Nextel Communications
     (9.375% due 11/15/09)                      125,000          98,750
  SBA Communications Corp.
     (10.250% due 02/01/09)                     125,000         106,875
  Sprint Corp.(3)
     (6.000% due 01/15/07)                      250,000         248,221
  Talton Holdings Inc. Sr. Nts.
     (11.000% due 06/30/07)                     125,000          80,000
  Thomson Corp.
     (6.200% due 01/05/12)                      200,000         192,343
  Worldcom Inc.
     (7.500% due 05/15/11)                      375,000         385,750
                                                         --------------
                                                              2,776,401
                                                         --------------
    Total Corporate Bonds & Notes
       (cost $16,213,933)                                    15,257,270
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BOND PORTFOLIO                                     SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                     ------------------
SHORT-TERM INVESTMENTS - 2.48%
VARIABLE RATE DEMAND NOTES(1) - 2.48%
  American Family (1.653% due 12/31/31)    $    187,229      $  187,229
  Firstar Bank (1.675% due 12/31/31)            358,537         358,537
  Wisconsin Corp. Central Credit Union
     (1.595% due 12/31/31)                       95,072          95,072
  Wisconsin Electric (1.653% due
     12/31/31)                                   80,417          80,417
                                                         --------------
    Total Short-Term Investments
       (cost $721,255)                                          721,255
                                                         --------------
TOTAL INVESTMENTS - 99.05%
   (cost $29,471,155)(2)                                     28,868,614
                                                         --------------
OTHER ASSETS AND LIABILITIES - 0.95%                            278,015
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   29,146,629
                                                         ==============

-------------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of December 31, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of December 31, 2001.
(2) For federal income tax purposes, cost is $29,459,358 and gross unrealized appreciation and depreciation of securities as of December 31, 2001 was $743,893and ($1,334,637), respectively.
(3) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                            S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------

DECEMBER 31, 2001

COMMON STOCKS - 94.07%

                                                 SHARES           VALUE

                                                     ------------------
BASIC MATERIALS - 2.51%
  Air Products & Chemicals                        1,897  $       88,988
  Alcan Inc.                                      2,657          95,466
  Alcoa Inc                                       7,181         255,285
  Allegheny Technologies Inc                        668          11,189
  Archer-Daniels-Midland                          5,521          79,226
  Barrick Gold Corp.                              4,454          71,041
  Bemis Company                                     440          21,639
  Boise Cascade                                     480          16,325
  Dow Chemical                                    7,471         252,370
  Du Pont (E.I.)                                  8,675         368,774
  Eastman Chemical                                  641          25,012
  Ecolab Inc.                                     1,062          42,746
  Engelhard Corp.                                 1,088          30,116
  Freeport-McMoran Copper*                        1,198          16,041
  Georgia-Pacific Group                           1,880          51,907
  Great Lakes Chemical                              419          10,173
  Hercules, Inc.*                                   899           8,990
  Inco, Ltd.*                                     1,513          25,630
  International Flavors & Fragrances                797          23,679
  International Paper                             4,018         162,128
  Louisiana-Pacific Corp.                           869           7,334
  Mead Corp.                                        825          25,484
  Newmont Mining                                  1,629          31,130
  Nucor Corp.                                       646          34,212
  PPG Industries                                  1,400          72,408
  Pactiv Corp.*                                   1,321          23,448
  Phelps Dodge                                      655          21,222
  Placer Dome Inc.                                2,726          29,741
  Praxair, Inc.                                   1,337          73,869
  Rohm & Haas                                     1,833          63,477
  Sigma-Aldrich                                     630          24,828
  Temple-Inland                                     410          23,259
  United States Steel Corporation                   739          13,383
  Vulcan Materials                                  841          40,318
  Westvaco Corp.                                    839          23,870
  Weyerhaeuser Corp.                              1,790          96,803
  Willamette Industries                           1,002          52,224
  Worthington Industries, Inc.                      711          10,096
                                                         --------------
                                                              2,323,831
                                                         --------------
CAPITAL GOODS - 8.47%
  Allied Waste Industries*                        1,642          23,087
  American Power Conversion*                      1,623          23,469
  Avery Dennison Corp.                              918          51,895
  Ball Corp.                                        230          16,261
  Boeing Company                                  6,977         270,568
  Caterpillar Inc.                                2,856         149,226
  Cooper Industries                                 779          27,203
  Crane Company                                     497          12,743
  Cummins Inc.                                      343          13,219
  Danaher Corp.                                   1,186          71,528
  Deere & Co.                                     1,953          85,268
  Dover Corp.                                     1,691          62,685
  Eaton Corp.                                       574          42,711
  Emerson Electric                                3,568         203,733
  Fluor Corp.                                       660          24,684
  General Dynamics                                1,673         133,238
  General Electric                               82,582       3,309,887
                                                 SHARES           VALUE

                                                     ------------------
CAPITAL GOODS - 8.47% (CONTINUED)
  Goodrich Corporation                              860  $       22,893
  Honeywell International Inc.                    6,733         227,710
  ITT Industries, Inc.                              732          36,966
  Illinois Tool Works                             2,529         171,264
  Ingersoll-Rand                                  1,404          58,701
  Jabil Circuit*                                  1,592          36,170
  Johnson Controls                                  723          58,382
  Lockheed Martin Corp.                           3,613         168,619
  McDermott International*                          509           6,245
  Millipore Corp.                                   392          23,794
  Minnesota Mining & Manufacturing                3,294         389,384
  Molex, Inc.                                     1,626          50,325
  Navistar International Corp.*                     495          19,553
  Northrop Grumman Corp.                            910          91,737
  PACCAR, Inc.                                      637          41,800
  Pall Corp.                                      1,022          24,589
  Parker-Hannifin                                   973          44,670
  Pitney-Bowes                                    2,053          77,213
  Power-One Inc.*                                   655           6,819
  Rockwell International                          1,522          27,183
  Rockwell Collins                                1,522          29,679
  Sanmina-SCI Corp.*                              4,385          87,262
  Sealed Air Corp.*                                 696          28,411
  Solectron*                                      6,685          75,407
  Symbol Technologies                             1,885          29,934
  Textron Inc.                                    1,173          48,633
  Thermo Electron*                                1,508          35,981
  Thomas & Betts Corp.                              484          10,237
  Tyco International                             16,607         978,149
  United Technologies                             3,916         253,091
  Waste Management Inc.                           5,204         166,060
                                                         --------------
                                                              7,848,266
                                                         --------------
COMMUNICATIONS SERVICES - 5.16%
  AT&T Corp.                                     29,452         534,259
  AT&T Wireless Services*                        21,046         302,431
  ALLTEL Corp.                                    2,605         160,807
  BellSouth                                      15,591         594,797
  Century Telephone                               1,173          38,474
  Citizens Communications*                        2,374          25,307
  Nextel Communications, Inc.*                    6,343          69,519
  Qwest Communications International             13,820         195,277
  SBC Communications Inc.                        28,017       1,097,425
  Sprint Corp.                                    7,373         148,050
  Sprint Corp. PCS*                               8,195         200,040
  Verizon Communications                         22,499       1,067,803
  WorldCom, Inc.*                                24,525         345,312
                                                         --------------
                                                              4,779,501
                                                         --------------
CONSUMER CYCLICALS - 9.15%
  American Greetings Corporation                    529           7,290
  AutoZone Inc.*                                    932          66,918
  Bed Bath & Beyond, Inc.*                        2,405          81,530
  Best Buy Co., Inc.*                             1,742         129,744
  Big Lots, Inc.*                                   943           9,807
  Black & Decker Corp.                              677          25,543
  Block H&R                                       1,520          67,944
  Brunswick Corp.                                   729          15,863
  Carnival Corp.                                  4,865         136,609
  Cendant Corporation*                            7,861         154,154
  Centex Corp.                                      494          28,202
  Circuit City Group                              1,731          44,919

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICALS - 9.15% (CONTINUED)
  Cintas Corporation                              1,407  $       67,536
  Convergys Corp.*                                1,422          53,311
  Cooper Tire & Rubber Co.                          604           9,640
  Costco Wholesale Corporation*                   3,744         166,159
  Dana Corp.                                      1,231          17,086
  Delphi Automotive Systems                       4,658          63,628
  Dillard's Inc                                     708          11,328
  Dollar General                                  2,751          40,990
  Dow Jones & Co.                                   719          39,351
  Family Dollar Stores                            1,431          42,901
  Federated Department Stores*                    1,645          67,281
  Ford Motor                                     15,220         239,258
  Gannett Co.                                     2,201         147,973
  Gap (The)                                       7,156          99,755
  General Motors                                  4,564         221,810
  Genuine Parts                                   1,431          52,518
  Goodyear Tire & Rubber                          1,321          31,453
  Harley-Davidson                                 2,516         136,644
  Harrah's Entertainment*                           976          36,122
  Hasbro Inc.                                     1,435          23,290
  Hilton Hotels                                   3,069          33,513
  Home Depot                                     19,513         995,358
  IMS Health Inc.                                 2,452          47,839
  International Game Technology*                    741          50,610
  Interpublic Group                               3,121          92,194
  Jones Apparel Group*                            1,000          33,170
  K mart*                                         4,076          22,255
  KB HOME                                           369          14,797
  Knight-Ridder Inc.                                610          39,607
  Kohl's Corp.*                                   2,769         195,048
  Leggett & Platt                                 1,632          37,536
  Limited, The                                    3,548          52,227
  Liz Claiborne, Inc.                               437          21,741
  Lowe's Cos.                                     6,399         296,978
  Marriott International                          2,028          82,438
  Masco Corp.                                     3,826          93,737
  Mattel, Inc.                                    3,585          61,662
  May Department Stores                           2,487          91,969
  Maytag Corp.                                      634          19,673
  McGraw-Hill                                     1,625          99,093
  Meredith Corp.                                    414          14,759
  New York Times                                  1,325          57,306
  NIKE Inc.                                       2,256         126,877
  Nordstrom                                       1,114          22,536
  Office Depot*                                   2,476          45,905
  Omnicom Group                                   1,541         137,688
  Penney (J.C.)                                   2,189          58,884
  Pulte Homes, Inc.                                 490          21,888
  RadioShack Corp                                 1,543          46,444
  Reebok International*                             488          12,932
  Sears, Roebuck & Co.                            2,738         130,438
  Sherwin-Williams                                1,304          35,860
  Snap-On Inc.                                      481          16,190
  Stanley Works                                     711          33,111
  Staples, Inc.*                                  3,793          70,929
  Starwood Hotels & Resorts                       1,654          49,372
  TJX Companies Inc.                              2,333          92,993
  TRW Inc.                                        1,040          38,522
  TMP Worldwide, Inc.*                              886          38,009
  Target Corp.                                    7,506         308,121
  Tiffany & Co.                                   1,214          38,205
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICALS - 9.15% (CONTINUED)
  Toys R Us Holding Companies*                    1,644  $       34,097
  Tribune Co.                                     2,483          92,939
  V.F. Corp.                                        932          36,357
  Visteon Corp.                                   1,088          16,364
  Wal-Mart Stores                                37,192       2,140,403
  Whirlpool Corp.                                   555          40,698
                                                         --------------
                                                              8,475,829
                                                         --------------
CONSUMER STAPLES - 11.85%
  AOL Time Warner Inc.*                          36,856       1,183,078
  Alberto-Culver                                    471          21,073
  Albertson's                                     3,369         106,090
  AmerisourceBergen Corp.                           856          54,399
  Anheuser-Busch                                  7,467         337,583
  Avon Products                                   1,974          91,791
  Brown-Forman Corp.*                               570          35,682
  CVS Corp.                                       3,272          96,851
  Campbell Soup                                   3,397         101,468
  Cardinal Health, Inc.                           3,709         239,824
  Clear Channel Communications*                   4,884         248,644
  Clorox Co.                                      1,968          77,834
  Coca Cola Co.                                  20,696         975,816
  Coca-Cola Enterprises                           3,704          70,154
  Colgate-Palmolive                               4,668         269,577
  Comcast Corporation*                            7,862         283,032
  ConAgra Foods, Inc.                             4,468         106,204
  Coors (Adolph)                                    311          16,607
  Darden Restaurants                                983          34,798
  Deluxe Corp.                                      588          24,449
  Walt Disney Co.                                16,976         351,743
  Donnelley (R.R.) & Sons                           977          29,007
  Fortune Brands, Inc.                            1,272          50,358
  General Mills                                   3,018         156,966
  Gillette Co.                                    8,773         293,018
  Heinz (H.J.)                                    2,901         119,289
  Hershey Foods                                   1,137          76,975
  Kellogg Co.                                     3,377         101,648
  Kimberly-Clark                                  4,428         264,794
  Kroger Co.*                                     6,745         140,768
  McDonald's Corp.                               10,763         284,897
  McKesson Corp.                                  2,371          88,675
  Newell Rubbermaid Co.                           2,219          61,178
  Pepsi Bottling Group                            2,394          56,259
  PepsiCo Inc.                                   14,703         715,889
  Philip Morris                                  18,048         827,501
  Procter & Gamble                               10,773         852,467
  Robert Half International*                      1,459          38,955
  Safeway Inc.*                                   4,205         175,559
  Sara Lee Corp.                                  6,543         145,451
  Starbucks Corp.*                                3,167          60,331
  Supervalu Inc.                                  1,102          24,376
  Sysco Corp.                                     5,595         146,701
  TRICON Global Restaurants*                      1,223          60,172
  Tupperware Corp.                                  482           9,279
  UST Inc.                                        1,359          47,565
  Unilever N.V.                                   4,755         273,936
  Univision Communications*                       1,734          70,158
  Viacom Inc.*                                   14,809         653,818
  Walgreen Co.                                    8,468         285,033
  Wendy's International                             946          27,595
  Winn-Dixie                                      1,170          16,673

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                            S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER STAPLES - 11.85% (CONTINUED)
  Wrigley (Wm) Jr.                                1,879  $       96,524
                                                         --------------
                                                             10,978,512
                                                         --------------
ENERGY - 5.98%
  Amerada Hess                                      742          46,375
  Anadarko Petroleum                              2,085         118,532
  Apache Corp.                                    1,147          57,227
  Ashland Inc.                                      581          26,772
  Baker Hughes                                    2,793         101,861
  Burlington Resources                            1,760          66,070
  ChevronTexaco Corp.                             8,866         794,482
  Conoco Inc.                                     5,197         147,075
  Devon Energy Corp.                              1,074          41,510
  EOG Resources                                     965          37,741
  Exxon Mobil Corp.                              56,921       2,236,995
  Halliburton Co.                                 3,570          46,767
  Kerr-McGee                                        832          45,594
  Nabors Industries*                              1,222          41,951
  Noble Drilling Corp.*                           1,118          38,057
  Occidental Petroleum                            3,082          81,765
  Phillips Petroleum                              3,155         190,120
  Rowan Cos.*                                       785          15,205
  Royal Dutch Petroleum                          17,838         874,422
  Schlumberger Ltd.                               4,775         262,386
  Sunoco., Inc.                                     698          26,063
  Marathon Oil Corporation                        2,568          77,040
  Unocal Corp.                                    2,025          73,042
  Transocean Sedco Forex                          2,646          89,488
                                                         --------------
                                                              5,536,540
                                                         --------------
FINANCIAL - 16.79%
  AFLAC Corporation                               4,374         107,425
  Allstate Corp.                                  6,027         203,110
  Ambac Financial Group                             880          50,917
  American Express                               11,002         392,661
  American International Group                   21,795       1,730,523
  AmSouth Bancorporation                          3,081          58,231
  Aon Corp.                                       2,179          77,398
  BB&T Corporation                                3,776         136,351
  Bank of America Corp.                          13,158         828,296
  Bank of New York                                6,119         249,655
  Bank One Corp.                                  9,694         378,551
  Bear Stearns Cos.                                 779          45,681
  Capital One Financial                           1,735          93,603
  Charter One Financial                           1,806          49,033
  Chubb Corp.                                     1,458         100,602
  Cincinnati Financial                            1,337          51,007
  Citigroup Inc.                                 42,833       2,162,210
  Comerica Inc.                                   1,485          85,091
  Conseco Inc.*                                   2,811          12,537
  Countrywide Credit Industries                     986          40,396
  Equity Office Properties                        3,375         101,520
  Equity Residential Property                     2,200          63,162
  Federal Home Loan Mtg.                          5,762         376,835
  Fannie Mae                                      8,320         661,440
  Fifth Third Bancorp                             4,787         293,587
  Fleet Boston Financial Group                    8,705         317,733
  Franklin Resources                              2,201          77,629
  Golden West Financial                           1,320          77,682
  John Hancock Financial                          2,569         106,100
  Hartford Financial Services Group               1,972         123,901
  Household International                         3,859         223,590
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 16.79% (CONTINUED)
  Huntington Bancshares                           2,089  $       35,910
  J.P. Morgan Chase & Co.                        16,499         599,739
  Jefferson-Pilot                                 1,266          58,578
  KeyCorp                                         3,533          85,993
  Lehman Bros.                                    2,051         137,007
  Lincoln National                                1,563          75,915
  Loews Corp.                                     1,641          90,879
  MBIA Inc.                                       1,234          66,179
  MBNA Corp.                                      7,086         249,427
  MGIC Investment                                   892          55,054
  Marsh & McLennan                                2,292         246,275
  Mellon Bank Corp.                               3,970         149,351
  Merrill Lynch                                   6,981         363,850
  MetLife Inc.                                    6,237         197,588
  Moody's Corp                                    1,311          52,256
  Morgan Stanley, Dean Witter                     9,157         512,243
  National City Corp.                             4,998         146,142
  Northern Trust Corp.                            1,852         111,527
  PNC Bank Corp.                                  2,405         135,161
  T. Rowe Price Group                             1,024          35,564
  Progressive Corp.                                 615          91,820
  Providian Financial Corp.                       2,375           8,431
  Regions Financial Corp.                         1,893          56,676
  SAFECO Corp.                                    1,063          33,112
  St. Paul Cos.                                   1,786          78,530
  Charles Schwab                                 11,554         178,740
  SouthTrust Corp.                                2,828          69,767
  State Street Corp.                              2,710         141,598
  Stilwell Finacial                               1,825          49,677
  SunTrust Banks                                  2,429         152,298
  Synovus Financial                               2,413          60,446
  Torchmark Corp.                                 1,044          41,061
  U.S. Bancorp                                   16,180         338,647
  USA Education Inc                               1,356         113,931
  Union Planters Corporation                      1,141          51,493
  UNUM Corp.                                      2,007          53,206
  Wachovia Corp.                                 11,333         355,403
  Washington Mutual                               7,301         238,743
  Wells Fargo                                    14,277         620,334
  Zions Bancorp                                     767          40,329
  XL Capital                                      1,111         101,501
                                                         --------------
                                                             15,556,838
                                                         --------------
HEALTH CARE - 13.09%
  Abbott Labs                                    12,892         718,729
  Aetna Inc.                                      1,185          39,093
  Allergan, Inc.                                  1,095          82,180
  American Home Products                         10,935         670,972
  Amgen, Inc.*                                    8,684         490,125
  Applera Corp-Applied Biosystems Group           1,762          69,194
  Bard (C.R.) Inc.                                  422          27,219
  Bausch & Lomb                                     447          16,834
  Baxter International Inc.                       4,933         264,557
  Becton, Dickinson                               2,143          71,040
  Biogen, Inc.*                                   1,237          70,942
  Biomet, Inc.                                    2,225          68,753
  Boston Scientific*                              3,340          80,561
  Bristol-Myers Squibb                           16,170         824,670
  CIGNA Corp.                                     1,246         115,442
  Chiron Corp.*                                   1,580          69,267
  Forest Laboratories*                            1,466         120,139
  Genzyme Corp.*                                  1,700         101,762

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
HEALTH CARE - 13.09% (CONTINUED)
  Guidant Corp.*                                  2,554  $      127,189
  HCA Inc.                                        4,472         172,351
  HEALTHSOUTH Corp.*                              3,242          48,046
  Health Management Assoc.*                       2,095          38,548
  Humana Inc.*                                    1,414          16,671
  Immunex Corp.*                                  4,441         123,060
  Johnson & Johnson                              25,535       1,509,119
  King Pharmaceuticals*                           2,052          86,451
  Lilly (Eli) & Co.                               9,350         734,349
  HCR Manor Care*                                   856          20,296
  MedImmune, Inc.*                                1,771          82,086
  Medtronic Inc.                                 10,054         514,865
  Merck & Co.                                    18,943       1,113,848
  Pfizer, Inc.                                   52,514       2,092,680
  Pharmacia Corp                                 10,823         461,601
  Quintiles Transnational*                          970          15,569
  St Jude Medical*                                  714          55,442
  Schering-Plough                                12,164         435,593
  Stryker Corp.                                   1,632          95,260
  Tenet Healthcare Corp.*                         2,698         158,427
  United Health Group Inc.                        2,639         186,762
  Watson Pharmaceuticals*                           881          27,655
  WellPoint Health Networks*                        527          61,580
  Zimmer Holdings*                                1,617          49,383
                                                         --------------
                                                             12,128,310
                                                         --------------
TECHNOLOGY - 17.44%
  ADC Telecommunications, Inc.*                   6,502          29,909
  Adobe Systems, Inc.                             1,987          61,696
  Advanced Micro Devices*                         2,862          45,391
  Agilient Technologies*                          3,800         108,338
  Altera Corp.*                                   3,221          68,350
  Analog Devices*                                 2,993         132,859
  Andrew Corp.*                                     678          14,841
  Apple Computer, Inc.*                           2,904          63,598
  Applied Materials, Inc.*                        6,760         271,076
  Applied Micro Circuits Corporation*             2,500          28,300
  Autodesk, Inc.                                    449          16,734
  Automatic Data Processing Inc.                  5,193         305,868
  Avaya Inc.*                                     2,362          28,698
  BMC Software*                                   2,027          33,182
  Broadcom Corporation*                           2,163          88,402
  CIENA Corp.*                                    2,722          38,952
  Cisco Systems, Inc.*                           60,883       1,102,591
  Citrix Systems, Inc.*                           1,537          34,828
  COMPAQ Computer                                14,050         137,128
  Computer Associates International               4,794         165,345
  Computer Sciences Corp.*                        1,403          68,719
  Compuware Corp.*                                3,060          36,077
  Comverse Technology, Inc.*                      1,543          34,517
  Concord EFS, Inc.*                              4,000         131,120
  Conexant Systems, Inc.*                         2,056          29,524
  Corning Inc.                                    7,738          69,023
  Dell Computer Corporation*                     21,590         586,816
  EMC Corp.*                                     18,329         246,342
  Eastman Kodak                                   2,413          71,015
  Electronic Data Systems                         3,893         266,865
  Equifax Inc.                                    1,192          28,787
  First Data                                      3,156         247,588
  Fiserv, Inc.*                                   1,552          65,681
  Gateway 2000*                                   2,687          21,603
                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 17.44% (CONTINUED)
  Grainger (W.W.) Inc.                              790  $       37,920
  Hewlett-Packard                                16,162         331,967
  Intel Corp.                                    55,940       1,759,313
  International Business Machines                14,329       1,733,236
  Intuit, Inc.*                                   1,736          74,266
  JDS Uniphase Corp*                             10,949          95,037
  KLA-Tencor Corp.*                               1,543          76,471
  LSI Logic*                                      3,007          47,450
  Lexmark International Inc*                      1,067          62,953
  Linear Technology Corp.                         2,645         103,261
  Lucent Technologies                            28,381         178,516
  Maxim Integrated Products, Inc.*                2,733         143,510
  Mercury Interactive Corporation*                  691          23,480
  Microsoft Corp.*                               44,780       2,966,675
  Micron Technology*                              4,960         153,760
  Motorola Inc.                                  18,257         274,220
  NCR Corp.*                                        803          29,599
  National Semiconductor*                         1,443          44,430
  Network Appliance, Inc.*                        2,702          59,093
  Nortel Networks Holdings Co.                   26,505         198,788
  Novell, Inc.*                                   2,995          13,747
  Novellus Systems, Inc.*                         1,185          46,748
  NVIDIA Corp.*                                   1,150          76,935
  Oracle Corp.*                                  46,697         644,886
  PMC - Sierra, Inc.*                             1,369          29,105
  Palm Inc.*                                      4,690          18,197
  Parametric Technology*                          2,198          17,166
  Paychex, Inc.                                   3,106         108,244
  PeopleSoft, Inc.*                               2,440          98,088
  PerkinElmer                                       840          29,417
  QLogic Corp.*                                     767          34,139
  QUALCOMM, Inc.*                                 6,300         318,150
  Raytheon Co.                                    3,207         104,131
  Sabre Holding Corp.*                            1,106          46,839
  Sapient Corp*                                   1,023           7,898
  Scientific-Atlanta                              1,355          32,439
  Siebel Systems, Inc.*                           3,770         105,485
  Sun Microsystems, Inc.*                        27,124         333,625
  Tektronix Inc.*                                   781          20,134
  Tellabs, Inc.*                                  3,405          50,939
  Teradyne Inc.*                                  1,451          43,733
  Texas Instruments                              14,423         403,846
  Unisys Corp.*                                   2,635          33,043
  VERITAS Software Corporation*                   3,308         148,298
  Vitesse Semiconductor Corp.*                    1,526          18,968
  Waters Corporation*                             1,100          42,625
  Xilinx, Inc.*                                   2,767         108,051
  Xerox Corp.                                     5,776          60,186
  Yahoo! Inc.*                                    4,716          83,662
                                                         --------------
                                                             16,152,432
                                                         --------------
TRANSPORTATION - .71%
  AMR Corp.*                                      1,279          28,355
  Burlington Northern Santa Fe                    3,259          92,979
  CSX Corp.                                       1,776          62,249
  Delta Air Lines                                 1,024          29,962
  Federal Express*                                2,555         132,555
  Norfolk Southern Corp.                          3,200          58,656
  Ryder System, Inc.                                502          11,119
  Southwest Airlines                              6,336         117,089
  Union Pacific                                   2,062         117,534

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                            S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TRANSPORTATION - .71% (CONTINUED)
  USAirways Group Inc.*                             557  $        3,531
                                                         --------------
                                                                654,029
                                                         --------------
UTILITIES - 2.92%
  AES Corp.*                                      4,427          72,381
  Allegheny Energy                                1,038          37,596
  Ameren Corporation                              1,142          48,307
  American Electric Power                         2,680         116,660
  CMS Energy                                      1,098          26,385
  Calpine Corp.*                                  2,485          41,723
  CINergy Corp.                                   1,323          44,228
  Consolidated Edison                             1,765          71,235
  Constellation Energy Group                      1,363          36,188
  DTE Energy Co.                                  1,373          57,584
  Dominion Resources                              2,173         130,597
  Duke Energy                                     6,416         251,892
  Dynegy Inc.                                     2,912          74,256
  Edison International*                           2,711          40,936
  El Paso Corp.                                   4,236         188,968
  Entergy Corp.                                   1,837          71,845
  Exelon Corp.                                    2,667         127,696
  FPL Group                                       1,464          82,570
  FirstEnergy Corp.                               2,524          88,290
  Keyspan Energy                                  1,143          39,605
  Kinder Morgan                                     953          53,073
  Mirant Corporation*                             3,334          53,411
  Niagara Mohawk Power*                           1,333          23,634
  NICOR Inc.                                        378          15,740
  NiSource Inc.                                   1,718          39,617
  PG&E Corp.*                                     3,221          61,972
  PPL Corp.                                       1,215          42,343
  Peoples Energy Corp.                              295          11,189
  Pinnacle West Capital                             705          29,504
  Progress Energy, Inc.                           1,806          81,324
  Progress Energy, Inc. - CVO                       968             407
  Public Serv. Enterprise Inc.                    1,731          73,031
  Reliant Energy                                  2,475          65,637
  Sempra Energy                                   1,714          42,079
                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 2.92% (CONTINUED)
  Southern Co.                                    5,699  $      144,467
  TECO Energy                                     1,125          29,520
  TXU Corp.                                       2,137         100,760
  Williams Cos.                                   4,278         109,175
  Xcel Energy Inc                                 2,855          79,198
                                                         --------------
                                                              2,705,023
                                                         --------------
    Total Common Stocks
       (cost $59,631,125)                                    87,139,111
                                                         --------------

UNIT INVESTMENT TRUST - .54%
  S&P 500 Depositary Receipts                     4,395         502,041
                                                         --------------
    Total Unit Investment Trust
       (cost $496,232)                                          502,041
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS(3) - 5.27%
VARIABLE RATE DEMAND NOTES(1) - 4.85%
  American Family (1.653% due 12/31/31)   $   1,643,751  $    1,643,751
  Firstar Bank (1.675% due 12/31/31)          2,345,541       2,345,541
  Wisconsin Corp Central Credit Union
     (1.653% due 12/31/31)                      149,879         149,879
  Wisconsin Electric (1.653% due
     12/31/31)                                  354,327         354,327
                                                         --------------
                                                              4,493,498
                                                         --------------
U.S. TREASURY BILL - .42%
  U.S. Treasury Bill (4.825% due
     08/16/01)                                  390,000         389,714
                                                         --------------
    Total Short-Term Investments
       (cost $4,883,212)                                      4,883,212
                                                         --------------
TOTAL INVESTMENTS - 99.88%
   (cost $65,010,569)(2)                                     92,524,364
                                                         --------------
OTHER ASSETS AND LIABILITIES(3) - .12%                          114,176
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   92,638,540
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of December 31, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of December 31, 2001.
(2) For federal income tax purposes, cost is $65,091,973 and gross unrealized appreciation and depreciation of securities as of December 31, 2001 was $34,370,074 and ($6,937,683), respectively.
(3) Securities and other current assets with an aggregate value of $4,884,100 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2001:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Standard & Poor's 500 Index (03/02)            17       $101,363

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   S&P MIDCAP 400 INDEX PORTFOLIO                     SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2001

COMMON STOCKS - 91.32%

                                                 SHARES           VALUE

                                                     ------------------
BASIC MATERIALS - 4.42%
  AK Steel Holding Corp.                          2,414  $       27,471
  Airgas Inc.*                                    1,516          22,922
  Albemarle Corp.                                 1,024          24,576
  Arch Coal                                       1,150          26,105
  Bowater Inc.                                    1,229          58,623
  Cabot Corp.                                     1,483          52,943
  Carpenter Technology Corp.                        493          13,124
  Crompton Corp.                                  2,518          22,662
  Cytec Industries Inc.*                            899          24,273
  FMC Technologies Inc.*                            210           3,455
  FMC Corp.*                                        760          45,220
  Ferro Corp.                                       764          19,711
  Fuller (H.B.) Co.                                 632          18,183
  Glatfelter (P. H.) Company                        947          14,754
  IMC Global Inc.                                 2,582          33,566
  Longview Fibre Co.                              1,147          13,546
  Lubrizol Corp.                                  1,163          40,810
  Lyondell Petrochemical                          2,626          37,631
  Martin Marietta                                 1,045          48,697
  Minerals Technologies Inc                         452          21,081
  Olin Corp.                                        982          15,849
  Packaging Corp. of America*                     2,450          44,468
  Potlatch Corp.                                    644          18,882
  RPM, Inc.                                       2,283          33,012
  Rayonier Inc.                                     604          30,484
  Schulman (A.), Inc.                               651           8,886
  Sequa Corp.*                                      217          10,312
  Solutia Inc.                                    2,313          32,428
  Sonoco Products                                 2,117          56,270
  UCAR International Inc.*                        1,186          12,690
  Universal Corp.                                   606          22,064
  Valspar Corp                                    1,058          41,897
  Wausau-Mosinee Paper Corp.                      1,153          13,951
                                                         --------------
                                                                910,546
                                                         --------------
CAPITAL GOODS - 6.61%
  AGCO Corp.                                      1,588          25,059
  Albany International Corporation                  686          14,886
  American Standard*                              1,549         105,688
  AMETEK, Inc.                                      719          22,929
  Carlisle Companies, Inc.                          678          25,072
  Cree Inc.*                                      1,600          47,136
  Diebold, Inc.                                   1,597          64,583
  Donaldson Company, Inc.                           989          38,413
  Dycom Industries, Inc.*                           940          15,707
  Federal Signal                                  1,015          22,604
  Flowserve Corp.*                                  997          26,530
  Granite Construction Inc.                         913          21,985
  Harsco Corp.                                      896          30,733
  Hillenbrand Industries                          1,396          77,157
  HON Industries                                  1,343          37,134
  Hubbell Inc.                                    1,335          39,222
  Jacobs Engineering Group*                         590          38,940
  Kaydon Corp.                                      668          15,150
  KEMET Corp.*                                    1,958          34,755
  Kennametal Inc.                                   681          27,424
  Miller (Herman)                                 1,709          40,435
  Nordson Corp.                                     730          19,279
                                                 SHARES           VALUE

                                                     ------------------
CAPITAL GOODS - 6.61% (CONTINUED)
  Pentair Inc.                                    1,092  $       39,869
  Plexus Corp.*                                     920          24,435
  Precision Castparts                             1,145          32,346
  Quanta Services*                                1,277          19,704
  Republic Services*                              3,745          74,788
  Reynolds & Reynolds                             1,631          39,552
  SPX Corp.*                                        883         120,882
  Stewart & Stevenson Services, Inc.                627          11,794
  Tecumseh Products Company                         422          21,366
  Teleflex                                          855          40,450
  Trinity Industries, Inc.                          947          25,730
  Vishay Intertechnology*                         3,560          69,420
  Wallace Computer Services, Inc.                   903          17,148
  York International                                851          32,449
                                                         --------------
                                                              1,360,754
                                                         --------------
COMMUNICATIONS SERVICES - 1.03%
  Broadwing Inc.*                                 4,832          45,904
  Powerwave Technologies Inc.*                    1,411          24,382
  Price Communications Corp.*                     1,243          23,729
  Telephone & Data Systems                        1,313         117,842
                                                         --------------
                                                                211,857
                                                         --------------
CONSUMER CYCLICALS - 12.57%
  Abercrombie & Fitch Co.*                        2,210          58,631
  Acxiom Corp.*                                   1,993          34,818
  American Eagle Outfitters*                      1,556          40,721
  Apollo Group, Inc.*                             2,554         114,956
  ArvinMeritor Inc.                               1,465          28,773
  BJ's Wholesale Club*                            1,619          71,398
  Bandag, Inc.                                      459          15,955
  Barnes & Noble*                                 1,442          42,683
  Belo Corp.                                      2,437          45,694
  Blyth, Inc.                                     1,051          24,436
  Borders Group*                                  1,756          34,839
  Borg Warner Inc.                                  585          30,566
  CDW Computer Centers, Inc.*                     1,949         104,681
  Callaway Golf Co.                               1,659          31,770
  Catalina Marketing*                             1,243          43,132
  ChoicePoint Inc.*                               1,364          69,141
  Claire's Stores, Inc.                           1,091          16,474
  Clayton Homes                                   3,075          52,583
  Coach, Inc.*                                      972          37,889
  DeVRY Inc.*                                     1,564          44,496
  Dollar Tree Stores*                             2,495          77,120
  Dun & Brad Street*                              1,794          63,328
  Education Management Corporation*                 675          24,469
  Extended Stay America*                          2,050          33,620
  Fastenal                                          847          56,266
  Furniture Brands International, Inc.*           1,112          35,606
  Gentex Corp*                                    1,660          44,372
  GTECH Holdings Corp.*                             657          29,756
  Harte-Hanks, Inc.                               1,413          39,804
  International Speedway                          1,186          46,373
  Lancaster Colony Corporation                      843          29,935
  Lands' End, Inc.*                                 652          32,704
  Lear Corporation*                               1,423          54,273
  Lee Enterprises, Inc.                             976          35,497
  Lennar Corp                                     1,411          66,063
  Mandalay Resort Group*                          1,598          34,197
  Media General, Inc.*                              510          25,413

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                     S&P MIDCAP 400 INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICALS - 12.57% (CONTINUED)
  Metris Companies Inc.                           1,475  $       37,922
  Modine Manufacturing Co.                          731          17,054
  Modis Professional Services Inc.*               2,169          15,487
  Mohawk Industries*                              1,172          64,319
  NCO Group Inc.*                                   571          13,076
  Neiman-Marcus Group "A"*                        1,063          33,027
  Park Place Entertainment*                       6,596          60,485
  Payless ShoeSource*                               489          27,457
  The Pittston Company                            1,161          25,658
  Reader's Digest Association                     2,304          53,176
  Rollins, Inc.                                     673          13,460
  Ross Stores                                     1,810          58,065
  SAKS Inc.*                                      3,165          29,561
  Scholastic Corp.*                                 778          39,157
  Six Flags Inc.*                                 2,044          31,437
  Sotheby's Holdings, Inc.*                       1,316          21,859
  Superior Industries
     International, Inc.                            577          23,224
  Sylvan Learning Systems, Inc.*                    833          18,384
  Tech Data Corp.*                                1,202          52,023
  Timberland Co*                                    875          32,445
  Unifi, Inc.*                                    1,200           8,700
  United Rentals*                                 1,577          35,798
  Viad Corp.                                      1,957          46,342
  Washington Post                                   196         103,879
  Williams-Sonoma Inc.*                           1,269          54,440
                                                         --------------
                                                              2,588,867
                                                         --------------
CONSUMER STAPLES - 7.12%
  Banta Corp.                                       549          16,206
  Bob Evans Farms, Inc.                             776          19,066
  Brinker International*                          2,215          65,918
  CBRL Group Inc.                                 1,253          36,888
  Church & Dwight Company Inc.                      867          23,088
  Dean Foods*                                       947          64,585
  Dial Corporation (The)                          2,127          36,478
  Dole Food Co., Inc.                             1,247          33,457
  Dreyer's Grand Ice Cream, Inc.                    738          28,420
  Emmis Communications*                           1,051          24,846
  Energizer Holdings Inc.*                        2,050          39,053
  Entercom Communications*                        1,011          50,550
  Hispanic Broadcasting*                          2,433          62,042
  Hormel Foods Corp.                              3,108          83,512
  Interstate Bakeries Corporation                 1,126          27,227
  Kelly Services, Inc.                              797          17,446
  Korn/Ferry International*                         836           8,903
  Longs Drug Stores Corporation                     843          19,709
  Manpower Inc.                                   1,697          57,206
  McCormick & Co.                                 1,532          64,298
  Outback Steakhouse*                             1,714          58,705
  Papa John's International, Inc.*                  512          14,070
  Patterson Dental*                               1,525          62,418
  PepsiAmericas, Inc.                             3,476          47,969
  Perrigo Co.*                                    1,641          19,397
  RJ Reynolds Tobacco                             2,178         122,622
  Ruddick Corp.                                   1,034          16,534
  Sensient Technologies Corp.                     1,090          22,683
  Smithfield Foods*                               2,500          55,100
  Smucker (J.M.) Co.                                540          19,105
  Tootsie Roll                                    1,100          42,988
  Tyson Foods                                     7,734          89,328
  Valassis Communication*                         1,199          42,708
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER STAPLES - 7.12% (CONTINUED)
  Westwood One, Inc.*                             2,446  $       73,502
                                                         --------------
                                                              1,466,027
                                                         --------------
ENERGY - 5.48%
  BJ Services*                                    3,663         118,862
  Cooper Cameron Corp*                            1,206          48,674
  ENSCO International                             3,112          77,333
  Forest Oil*                                     1,075          30,326
  Grant Prideco*                                  2,432          27,968
  Hanover Compressor*                             1,403          35,440
  Helmerich & Payne                               1,118          37,319
  Murphy Oil                                      1,006          84,544
  National-Oilwell Inc.*                          1,801          37,119
  Noble Affiliates                                1,251          44,148
  Ocean Energy,Inc.                               3,753          72,058
  Patterson UTI-Energy*                           1,700          39,627
  Pennzoil-Quaker State Co.                       1,759          25,418
  Pioneer Natural Resources*                      2,202          42,411
  Pride International*                            2,970          44,847
  Smith International*                            1,126          60,376
  Tidewater Inc.                                  1,347          45,663
  Ultramar Diamond Shamrock                       1,590          78,673
  Valero Energy                                   1,363          51,958
  Varco International*                            2,115          31,683
  Weatherford International*                      2,529          94,231
                                                         --------------
                                                              1,128,678
                                                         --------------
FINANCIAL - 17.57%
  Allmerica Financial                             1,189          52,970
  American Financial Group                        1,481          36,359
  AmeriCredit Corp.*                              1,788          56,411
  Associated Banc-Corp.                           1,493          52,688
  Astoria Financial                               2,120          56,095
  Banknorth Group Inc                             3,402          76,613
  Certegy, Inc.*                                  1,538          52,630
  City National Corp.                             1,068          50,036
  Colonial BancGroup, Inc. (The)                  2,435          34,309
  Compass Bancshares                              2,848          80,598
  Dime Bancorp, Inc.                              2,555          92,184
  Dime Bancorp, Inc.-WT                           1,500             225
  E*Trade Group*                                  8,074          82,759
  Eaton Vance                                     1,470          52,259
  A.G. Edwards                                    1,803          79,639
  Fidelity National Financial                     1,915          47,492
  First Tennessee National                        2,878         104,356
  First Virginia Banks                            1,034          52,486
  FirstMerit Corp.                                1,960          53,096
  Gallagher(Arthur J.)                            1,761          60,737
  Golden State Bancorp                            3,026          79,130
  Greater Bay Bancorp                             1,104          31,552
  Greenpoint Financial Corp.                      2,268          81,081
  HCC Insurance Holdings                          1,258          34,658
  Hibernia Corp.                                  3,543          63,030
  Horace Mann Educators Corporation                 905          19,204
  Hospitality Properties Trust                    1,373          40,504
  Independence Community Bank
     Corporation                                  1,300          29,588
  IndyMac Bancorp Inc.*                           1,403          32,802
  Investors Financial Services                      671          44,427
  LaBranche & Co.*                                1,257          43,316
  Legg Mason                                      1,451          72,521
  Leucadia National Corp.                         1,235          35,654

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   S&P MIDCAP 400 INDEX PORTFOLIO                     SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 17.57% (CONTINUED)
  M&T Bank Corp.                                  2,160  $      157,356
  Marshall & Ilsley Corp.                         2,299         145,481
  Mercantile Bankshares                           1,562          67,228
  The MONY Group                                  1,118          38,649
  National Commerce Financial                     4,599         116,355
  Neuberger Berman Inc.                           1,635          71,777
  New Plan Excel Realty Trust                     1,925          36,671
  New York Community Bancorp Inc.                 2,350          53,745
  North Fork Bancorporation                       3,658         117,019
  Ohio Casualty Corporation*                      1,342          21,539
  Old Republic International                      2,633          73,750
  PMI Group                                         988          66,206
  Pacific Century Financial                       1,781          46,110
  Protective Life Corp.                           1,525          44,118
  Provident Financial Group Inc.                  1,090          28,645
  Radian Group                                    2,064          88,649
  Roslyn Bancorp                                  2,062          36,085
  SEI Corp.                                       2,426         109,437
  Silicon Valley Bancshares*                      1,092          29,189
  Sovereign Bancorp                               5,499          67,308
  StanCorp Financial Group Inc.                     675          31,894
  TCF Financial                                   1,795          86,124
  Unitrin, Inc.                                   1,511          59,715
  Waddell & Reed Financial Investment             1,773          57,091
  Webster Financial Corp.                         1,092          34,431
  Westamerica Bancorporation                        814          32,210
  Wilmington Trust Corp.                            722          45,710
  Everest Reinsurance Holdings                    1,027          72,609
                                                         --------------
                                                              3,616,510
                                                         --------------
HEALTH CARE - 10.80%
  Apogent Technologies*                           2,359          60,862
  Apria Healthcare Group Inc.*                    1,173          29,313
  Barr Laboratories*                                934          74,122
  Beckman Coulter Inc.                            1,329          58,875
  Cor Therapeutics*                               1,216          29,099
  Convance Inc.*                                  1,295          29,397
  CYTYC Corporation*                              2,575          67,208
  Dentsply International                          1,154          57,931
  Edwards Lifesciences Corp.*                     1,310          36,195
  Express Scripts, Inc.*                          1,732          80,988
  First Health Group*                             2,128          52,647
  Gilead Sciences, Inc.*                          2,102         138,143
  Health Net, Inc.*                               2,736          59,590
  ICN Pharmaceuticals, Inc.                       1,779          59,597
  IDEC Pharmaceuticals Corp.*                     3,320         228,848
  INCYTE Genomics Inc*                            1,435          27,896
  IVAX Corp.*                                     4,457          89,764
  LifePoint Hospitals Inc.*                         862          29,342
  Lincare Holdings*                               2,330          66,755
  Millennium Pharmaceuticals, Inc.*               4,841         118,653
  Mylan Laboratories                              2,794         104,775
  Omnicare, Inc.                                  2,058          51,203
  Oxford Health Plans*                            2,088          62,932
  PacifiCare Health Systems Inc.*                   762          12,192
  Protein Design Labs, Inc.*                      1,936          63,501
  Quest Diagnostics*                              2,070         148,440
  Schein (Henry) Inc.*                            1,035          38,326
  Sepracor, Inc.*                                 1,736          99,056
  STERIS Corp.*                                   1,524          27,843
  Triad Hospitals*                                1,571          46,109
                                                 SHARES           VALUE

                                                     ------------------
HEALTH CARE - 10.80% (CONTINUED)
  Trigon Healthcare Inc.*                           839  $       58,269
  Universal Health Services*                      1,375          58,823
  Vertex Pharmaceuticals*                         1,597          39,270
  VISX Inc.*                                      1,258          16,669
                                                         --------------
                                                              2,222,633
                                                         --------------
TECHNOLOGY - 17.29%
  ADTRAN, Inc.*                                     887          22,636
  Advanced Fibre Communications*                  1,801          31,824
  Advent Software, Inc.*                            754          37,662
  Affiliated Computer*                            1,297         137,651
  Arrow Electronics*                              2,198          65,720
  Ascential Software Corp.*                       5,763          23,340
  Atmel Corp.*                                   10,320          76,058
  Avnet, Inc                                      2,556          65,101
  Avocent Corp.*                                    975          23,644
  BISYS Group*                                    1,279          81,843
  CSG Systems International*                      1,172          47,407
  Cabot Micro-Electronics*                          532          42,161
  Cadence Design Systems*                         5,384         118,017
  Ceridian Corp.*                                 3,256          61,050
  Checkfree Corp*                                 1,706          30,708
  Cirrus Logic*                                   1,765          23,333
  CommScope Inc.*                                 1,144          24,333
  Credence Systems Corporation*                   1,358          25,218
  Cypress Semiconductor*                          2,664          53,094
  DST Systems Inc.*                               2,727         135,941
  DSP Group, Inc.*                                  604          14,049
  Electronic Arts, Inc.*                          2,977         178,471
  Enterasys Networks*                             4,201          37,179
  FEI Company*                                      700          22,057
  Fairchild Semiconductor*                        2,350          66,270
  Gartner Group, Inc.*                            1,930          21,616
  Harris Corp.                                    1,477          45,063
  Henry (Jack) & Assoc.                           1,970          43,025
  Imation Corp.*                                    787          16,983
  InFocus Corporation*                              859          18,915
  Integrated Device Technology, Inc.*             2,388          63,497
  International Rectifier*                        1,393          48,588
  Internet Security Systems*                      1,100          35,266
  Investment Technology Group*                    1,056          41,258
  Keane, Inc.*                                    1,680          30,290
  LTX Corp.*                                      1,123          23,516
  L-3 Communications Holdings*                      863          77,670
  Lamb Research*                                  2,743          63,692
  Lattice Semconductor*                           2,399          49,347
  Legato Systems, Inc.*                           1,970          25,551
  Macrovision Corporation*                        1,110          39,094
  Macromedia, Inc.*                               1,313          23,371
  McDATA Corp.*                                   2,500          61,250
  Mentor Graphics*                                1,442          33,988
  Micrel Inc.*                                    2,037          53,431
  Microchip Technology, Inc.*                     2,914         112,888
  MIPS Technologies, Inc.*                          865           6,903
  National Instruments*                           1,136          42,555
  Network Associates, Inc.*                       3,075          79,489
  Newport Corporation                               799          15,405
  Plantronics, Inc.*                              1,098          28,153
  Polycom Inc.*                                   1,992          67,867
  Quantum Corp.*                                  3,378          33,273
  RSA Security Inc.*                              1,274          22,244

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                     S&P MIDCAP 400 INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 17.29% (CONTINUED)
  RF Micro Devices, Inc.*                         3,645  $       70,093
  Rational Software Corporation*                  4,324          84,318
  Retek Inc.*                                     1,068          31,901
  SanDisk Corporation*                            1,503          21,643
  Semtech Corp*                                   1,502          53,606
  Storage Technology*                             2,327          48,099
  SunGard Data Systems*                           6,157         178,124
  Sybase Inc.*                                    2,269          35,759
  Sykes Enterprises, Inc.*                          905           8,453
  Symantec Corp.*                                 1,579         104,735
  Synopsys, Inc.*                                 1,358          80,217
  3Com Corp.*                                     7,712          49,203
  Titan Corp. (The)*                              1,522          37,974
  Transaction Systems Architects, Inc.*             811           9,943
  TranSwitch Corp.*                               2,025           9,113
  TriQuint Semiconductor Inc.*                    2,848          34,916
  Wind River Systems*                             1,772          31,737
                                                         --------------
                                                              3,558,789
                                                         --------------
TRANSPORTATION - 1.70%
  Airborne, Inc.                                  1,075          15,942
  Alaska Air Group, Inc.*                           591          17,198
  Alexander & Baldwin, Inc.                         903          24,110
  Atlas Air Worldwide Holdings, Inc.*               854          12,511
  C.H. Robinson Worldwide                         1,895          54,794
  CNF Inc.                                        1,089          36,536
  EGL Inc.*                                       1,046          14,592
  Expeditors International                        1,151          65,549
  GATX Corp.                                      1,066          34,666
  Hunt (J.B.) Transport Services, Inc.*             784          18,189
  Overseas Shipholding Group, Inc.                  759          17,078
  Swift Transportation Co., Inc.*                 1,818          39,105
                                                         --------------
                                                                350,270
                                                         --------------
UTILITIES - 6.73%
  AGL Resources Inc.                              1,211          27,877
  Allete, Inc.                                    1,850          46,620
  Alliant Energy                                  1,965          59,657
  American Water Works                            2,198          91,767
  Black Hills                                       582          19,695
  CLECO Corp.                                     1,008          22,146
  Conectiv                                        1,979          48,466
  Covanta Energy Corp.*                           1,113           5,031
  DPL Inc.                                        2,863          68,941
  DQE, Inc.                                       1,251          23,681
  Energy East                                     2,627          49,887
  Equitable Resources                             1,398          47,630
  Great Plains Energy Inc.                        1,380          34,776
  Hawaiian Electric Industries, Inc.                733          29,525
                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 6.73% (CONTINUED)
  Idaho Power                                       836  $       33,942
  MDU Resources                                   1,471          41,409
  Montana Power Co.*                              2,308          13,271
  National Fuel Gas                               1,766          43,620
  Northeast Utilities                             3,210          56,592
  NSTAR                                           1,184          53,102
  Oklahoma Gas & Electric                         1,740          40,159
  ONEOK, Inc.                                     1,350          24,084
  PNM Resources, Inc.                               874          24,428
  Potomac Electric Power                          2,422          54,665
  Puget Energy, Inc.                              1,913          41,876
  Questar Corp.                                   1,799          45,065
  SCANA Corp .                                    2,344          65,232
  Sierra Pacific Resources                        2,180          32,809
  UtiliCorp United                                2,527          63,605
  Vectren Corporation                             1,499          35,946
  WGL Holdings, Inc.                              1,038          30,175
  Western Gas Resources, Inc.                       725          23,432
  Western Resources                               1,564          26,901
  Wisconsin Energy                                2,620          59,107
                                                         --------------
                                                              1,385,119
                                                         --------------
    Total Common Stocks
       (cost $17,754,028)                                    18,800,050
                                                         --------------
UNIT INVESTMENT TRUST - 4.64%
  S&P MidCap 400 Depositary Receipts             10,288         954,844
                                                         --------------
    Total Unit Investments Trust
       (cost $861,585)                                          954,844
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS(3) - 3.90%
VARIABLE RATE DEMAND NOTES(1) - 3.24%
  American Family (1.653% due 12/31/31)   $      94,385  $       94,385
  Firstar Bank (1.675% due 12/31/31)            573,543         573,543
                                                         --------------
                                                                667,928
                                                         --------------
U.S. TREASURY BILL - .66%
  U.S. Treasury Bill (2.220% due
     01/17/02)                                  135,000         134,901
                                                         --------------
    Total Short-Term Investments
       (cost $802,829)                                          802,829
                                                         --------------
TOTAL INVESTMENTS - 99.86%
   (cost $19,418,442)(2)                                     20,557,723
                                                         --------------
OTHER ASSETS AND LIABILITIES - .14%                              29,890
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   20,587,613
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of December 31, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of December 31, 2001.
(2) For federal income tax purposes, cost is $19,301,631 and gross unrealized appreciation and depreciation of securities as of December 31, 2001 was $3,542,860 and ($2,286,768), respectively.
(3) Securities and other current assets with an aggregate value of $763,650 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2001:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Standard & Poor's MidCap 400 Index
   (03/02)                                    3         $21,300

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BALANCED INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2001

COMMON STOCKS - 53.91%

                                                 SHARES           VALUE

                                                     ------------------
BASIC MATERIALS - 1.43%
  Air Products & Chemicals                          152  $        7,130
  Alcan Inc.                                        216           7,761
  Alcoa Inc                                         571          20,299
  Allegheny Technologies Inc                         55             921
  Archer-Daniels-Midland                            437           6,271
  Barrick Gold Corp.                                353           5,630
  Bemis Company                                      35           1,721
  Boise Cascade                                      38           1,292
  Dow Chemical                                      590          19,930
  Du Pont (E.I.)                                    693          29,459
  Eastman Chemical                                   51           1,990
  Ecolab Inc.                                        86           3,462
  Engelhard Corp.                                    84           2,325
  Freeport-McMoran Copper*                          106           1,419
  Georgia-Pacific Group                             154           4,252
  Great Lakes Chemical                               36             874
  Hercules, Inc.*                                    71             710
  Inco, Ltd.*                                       120           2,033
  International Flavors & Fragrances                 68           2,020
  International Paper                               319          12,872
  Louisiana-Pacific Corp.                            69             582
  Mead Corp.                                         68           2,101
  Newmont Mining                                    111           2,121
  Nucor Corp.                                        56           2,966
  PPG Industries                                    115           5,948
  Pactiv Corp.*                                     112           1,988
  Phelps Dodge                                       52           1,685
  Placer Dome Inc.                                  217           2,367
  Praxair, Inc.                                     104           5,746
  Rohm & Haas                                       144           4,987
  Sigma-Aldrich                                      56           2,207
  Temple-Inland                                      35           1,986
  United States Steel Corp.                          58           1,050
  Vulcan Materials                                   67           3,212
  Westvaco Corp.                                     66           1,878
  Weyerhaeuser Corp.                                154           8,330
  Willamette Industries                              73           3,805
  Worthington Industries, Inc.                       57             809
                                                         --------------
                                                                186,139
                                                         --------------
CAPITAL GOODS - 4.85%
  Ingersoll-Rand Co. Ltd.                           107           4,474
  Allied Waste Industries*                          125           1,758
  American Power Conversion*                        128           1,851
  Avery Dennison Corp.                               74           4,183
  Ball Corp.                                         20           1,414
  Boeing Company                                    600          23,268
  Caterpillar Inc.                                  230          12,018
  Cooper Industries                                  62           2,165
  Crane Company                                      40           1,026
  Cummins Inc.                                       27           1,041
  Danaher Corp.                                      94           5,669
  Deere & Co.                                       155           6,767
  Dover Corp.                                       134           4,967
  Eaton Corp.                                        48           3,572
  Emerson Electric                                  282          16,102
  Fluor Corp.                                        50           1,870
                                                 SHARES           VALUE

                                                     ------------------
CAPITAL GOODS - 4.85% (CONTINUED)
  General Dynamics                                  133  $       10,592
  General Electric                                6,781         271,782
  Goodrich Corporation                               67           1,784
  Honeywell International Inc.                      528          17,857
  ITT Industries, Inc.                               58           2,929
  Illinois Tool Works                               199          13,476
  Jabil Circuit*                                    143           3,249
  Johnson Controls                                   57           4,603
  Lockheed Martin Corp.                             283          13,208
  McDermott International*                           40             491
  Millipore Corp.                                    30           1,821
  Minnesota Mining & Manufacturing                  262          30,971
  Molex, Inc.                                       130           4,024
  Navistar International Corp.*                      41           1,620
  Northrop Grumman Corp.                             46           4,637
  PACCAR, Inc.                                       51           3,347
  Pall Corp.                                         82           1,973
  Parker-Hannifin                                    74           3,397
  Pitney-Bowes                                      170           6,394
  Power-One Inc.*                                    45             468
  Rockwell International                            124           2,215
  Rockwell Collins                                  124           2,418
  Sanmina-SCI Corp.*                                346           6,885
  Sealed Air Corp.*                                  55           2,245
  Solectron*                                        564           6,362
  Symbol Technologies                               135           2,144
  Textron Inc.                                       95           3,939
  Thermo Electron*                                  114           2,720
  Thomas & Betts Corp.                               38             804
  Tyco International                              1,317          77,568
  United Technologies                               311          20,100
  Waste Management Inc.                             411          13,115
                                                         --------------
                                                                631,283
                                                         --------------
COMMUNICATIONS - 2.97%
  AT&T Corp.                                      2,385          43,264
  AT&T Wireless Services*                         1,654          23,768
  ALLTEL Corp.                                      208          12,840
  BellSouth                                       1,278          48,756
  Century Telephone                                  93           3,050
  Citizens Communications*                          171           1,823
  Nextel Communications, Inc.*                      501           5,491
  Qwest Communications International              1,133          16,009
  SBC Communications Inc.                         2,259          88,485
  Sprint Corp.                                      580          11,646
  Sprint Corp. PCS*                                 638          15,574
  Verizon Communications                          1,847          87,658
  WorldCom, Inc.*                                 2,020          28,442
                                                         --------------
                                                                386,806
                                                         --------------
CONSUMER CYCICAL - 5.24%
  American Greetings Corporation                     43             593
  AutoZone Inc.*                                     88           6,318
  Bed Bath & Beyond, Inc.*                          186           6,305
  Best Buy Co., Inc.*                               135          10,055
  Big Lots, Inc.*                                    73             759
  Black & Decker Corp.                               56           2,113
  Block H&R                                         130           5,811
  Brunswick Corp.                                    58           1,262
  Carnival Corp.                                    400          11,232
  Cendant Corporation*                              627          12,295

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCICAL - 5.24% (CONTINUED)
  Centex Corp.                                       39  $        2,227
  Circuit City Group                                134           3,477
  Cintas Corporation                                116           5,568
  Convergys Corp.*                                  101           3,786
  Cooper Tire & Rubber Co.                           49             782
  Costco Wholesale Corporation*                     295          13,092
  Dana Corp.                                        101           1,402
  Delphi Automotive Systems                         372           5,082
  Dillard's Inc                                      62             992
  Dollar General                                    218           3,248
  Dow Jones & Co.                                    59           3,229
  Family Dollar Stores                              129           3,867
  Federated Department Stores*                      141           5,767
  Ford Motor                                      1,227          19,288
  Gannett Co.                                       176          11,832
  Gap (The)                                         563           7,848
  General Motors                                    387          18,808
  Genuine Parts                                     117           4,294
  Goodyear Tire & Rubber                            103           2,452
  Harley-Davidson                                   201          10,916
  Harrah's Entertainment*                            81           2,998
  Hasbro Inc.                                       114           1,850
  Hilton Hotels                                     243           2,654
  Home Depot                                      1,585          80,851
  IMS Health Inc.                                   196           3,824
  International Game Technology*                     50           3,415
  Interpublic Group                                 199           5,878
  Jones Apparel Group*                               80           2,654
  K mart*                                           318           1,736
  KB HOME                                            32           1,283
  Knight-Ridder Inc.                                 51           3,311
  Kohl's Corp.*                                     216          15,215
  Leggett & Platt                                   130           2,990
  Limited, The                                      284           4,180
  Liz Claiborne, Inc.                                36           1,791
  Lowe's Cos.                                       506          23,483
  Marriott International                            158           6,423
  Masco Corp.                                       297           7,277
  Mattel, Inc.                                      281           4,833
  May Department Stores                             204           7,544
  Maytag Corp.                                       52           1,614
  McGraw-Hill                                       129           7,866
  Meredith Corp.                                     33           1,176
  New York Times                                    112           4,844
  NIKE Inc.                                         181          10,179
  Nordstrom                                          89           1,800
  Office Depot*                                     209           3,875
  Omnicom Group                                     117          10,454
  Penney (J.C.)                                     173           4,654
  Pulte Homes, Inc.                                  27           1,206
  RadioShack Corp                                   123           3,702
  Reebok International*                              37             981
  Sears, Roebuck & Co.                              233          11,100
  Sherwin-Williams                                  108           2,970
  Snap-On Inc.                                       39           1,313
  Stanley Works                                      58           2,701
  Staples, Inc.*                                    320           5,984
  Starwood Hotels & Resorts                         122           3,642
  TJX Companies Inc.                                198           7,892
  TRW Inc.                                           82           3,037
  TMP Worldwide, Inc.*                               64           2,746
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCICAL - 5.24% (CONTINUED)
  Target Corp.                                      603  $       24,753
  Tiffany & Co.                                      96           3,021
  Toys R Us Holding Companies*                      143           2,966
  Tribune Co.                                       204           7,636
  V.F. Corp.                                         75           2,926
  Visteon Corp.                                      86           1,293
  Wal-Mart Stores                                 2,999         172,597
  Whirlpool Corp.                                    48           3,520
                                                         --------------
                                                                681,338
                                                         --------------
CONSUMER STAPLES - 6.82%
  AOL Time Warner Inc.*                           2,961          95,048
  Alberto-Culver                                     37           1,655
  Albertson's                                       280           8,817
  AmerisourceBergen Corp.                            70           4,449
  Anheuser-Busch                                    598          27,036
  Avon Products                                     157           7,301
  Brown-Forman Corp.*                                45           2,817
  CVS Corp.                                         258           7,637
  Campbell Soup                                     279           8,334
  Cardinal Health, Inc.                             273          17,652
  Clear Channel Communications*                     380          19,346
  Clorox Co.                                        155           6,130
  Coca Cola Co.                                   1,697          80,014
  Coca-Cola Enterprises                             278           5,265
  Colgate-Palmolive                                 381          22,003
  Comcast Corporation*                              634          22,824
  ConAgra Foods, Inc.                               350           8,320
  Coors (Adolph)                                     24           1,282
  Darden Restaurants                                 82           2,903
  Deluxe Corp.                                       48           1,996
  Walt Disney Co.                                 1,427          29,567
  Donnelley (R.R.) & Sons                            81           2,405
  Fortune Brands, Inc.                              105           4,157
  General Mills                                     293          15,239
  Gillette Co.                                      721          24,081
  Heinz (H.J.)                                      233           9,581
  Hershey Foods                                      91           6,161
  Kellogg Co.                                       268           8,067
  Kimberly-Clark                                    367          21,947
  Kroger Co.*                                       552          11,520
  McDonald's Corp.                                  883          23,373
  McKesson Corp.                                    186           6,956
  Newell Rubbermaid Co.                             176           4,852
  Pepsi Bottling Group                              188           4,418
  PepsiCo Inc.                                    1,188          57,844
  Philip Morris                                   1,476          67,672
  Procter & Gamble                                  865          68,447
  Robert Half International*                        111           2,964
  Safeway Inc.*                                     328          13,694
  Sara Lee Corp.                                    528          11,737
  Starbucks Corp.*                                  242           4,610
  Supervalu Inc.                                     87           1,924
  Sysco Corp.                                       440          11,537
  TRICON Global Restaurants*                         97           4,772
  Tupperware Corp.                                   38             732
  UST Inc.                                          107           3,745
  Unilever N.V.                                     378          21,777
  Univision Communications*                         142           5,745
  Viacom Inc.*                                    1,194          52,715
  Walgreen Co.                                      666          22,418

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BALANCED INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER STAPLES - 6.82% (CONTINUED)
  Wendy's International                              75  $        2,188
  Winn-Dixie                                         96           1,368
  Wrigley (Wm) Jr.                                  150           7,706
                                                         --------------
                                                                886,748
                                                         --------------
ENERGY - 3.42%
  Amerada Hess                                       60           3,750
  Anadarko Petroleum                                160           9,096
  Apache Corp.                                       88           4,389
  Ashland Inc.                                       47           2,166
  Baker Hughes                                      218           7,950
  Burlington Resources                              142           5,331
  ChevronTexaco Corp.                               712          63,802
  Conoco Inc.                                       413          11,688
  Devon Energy Corp.                                 81           3,131
  EOG Resources                                      75           2,933
  Exxon Mobil Corp.                               4,628         181,880
  Halliburton Co.                                   293           3,838
  Kerr-McGee                                         70           3,836
  Nabors Industries*                                 98           3,364
  Noble Drilling Corp.*                              90           3,064
  Occidental Petroleum                              244           6,473
  Phillips Petroleum                                244          14,703
  Rowan Cos.*                                        62           1,201
  Royal Dutch Petroleum                           1,467          71,915
  Schlumberger Ltd.                                 376          20,661
  Sunoco., Inc.                                      59           2,203
  Marathon Oil Corp.                                206           6,180
  Unocal Corp.                                      161           5,807
  Transocean Sedco Forex                            184           6,223
                                                         --------------
                                                                445,584
                                                         --------------
FINANCIAL - 9.64%
  AFLAC Corporation                                 350           8,596
  Allstate Corp.                                    492          16,580
  Ambac Financial Group                              70           4,050
  American Express                                  883          31,514
  American International Group                    1,782         141,491
  AmSouth Bancorporation                            260           4,914
  Aon Corp.                                         169           6,003
  BB&T Corporation                                  259           9,352
  Bank of America Corp.                           1,096          68,993
  Bank of New York                                  488          19,910
  Bank One Corp.                                    792          30,928
  Bear Stearns Cos.                                  73           4,281
  Capital One Financial                             129           6,960
  Charter One Financial                             152           4,127
  Chubb Corp.                                       116           8,004
  Cincinnati Financial                              106           4,044
  Citigroup Inc.                                  3,463         174,812
  Comerica Inc.                                     103           5,902
  Conseco Inc.*                                     215             959
  Countrywide Credit Industries                      75           3,073
  Equity Office Properties                          275           8,272
  Equity Residential Property                       200           5,742
  Federal Home Loan Mtg.                            460          30,084
  Fannie Mae                                        666          52,947
  Fifth Third Bancorp                               374          22,937
  Fleet Boston Financial Group                      714          26,061
  Franklin Resources                                173           6,102
  Golden West Financial                             105           6,179
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 9.64% (CONTINUED)
  John Hancock Financial                            200  $        8,260
  Hartford Financial Services Group                 142           8,922
  Household International                           313          18,135
  Huntington Bancshares                             161           2,768
  J.P. Morgan Chase & Co.                         1,332          48,418
  Jefferson-Pilot                                   102           4,720
  KeyCorp                                           287           6,986
  Lehman Bros.                                      160          10,688
  Lincoln National                                  127           6,168
  Loews Corp.                                       130           7,199
  MBIA Inc.                                          97           5,202
  MBNA Corp.                                        583          20,522
  MGIC Investment                                    70           4,320
  Marsh & McLennan                                  178          19,126
  Mellon Bank Corp.                                 325          12,227
  Merrill Lynch                                     554          28,874
  MetLife Inc.                                      523          16,569
  Moody's Corp                                      107           4,265
  Morgan Stanley, Dean Witter                       748          41,843
  National City Corp.                               401          11,725
  Northern Trust Corp.                              147           8,852
  PNC Bank Corp.                                    192          10,790
  T. Rowe Price Group                                80           2,778
  Progressive Corp.                                  48           7,166
  Providian Financial Corp.                         188             667
  Regions Financial Corp.                           166           4,970
  SAFECO Corp.                                       84           2,617
  St. Paul Cos.                                     140           6,156
  Charles Schwab                                    947          14,650
  SouthTrust Corp.                                  222           5,477
  State Street Corp.                                212          11,077
  Stilwell Finacial                                 147           4,001
  SunTrust Banks                                    200          12,540
  Synovus Financial                                 187           4,684
  Torchmark Corp.                                    85           3,343
  U.S. Bancorp                                    1,269          26,560
  USA Education Inc                                 104           8,738
  Union Planters Corporation                         89           4,017
  UNUM Corp.                                        159           4,215
  Wachovia Corp.                                    916          28,726
  Washington Mutual                                 588          19,228
  Wells Fargo                                     1,170          50,838
  Zions Bancorp                                      67           3,523
  XL Capital                                         85           7,766
                                                         --------------
                                                              1,253,133
                                                         --------------
HEALTH CARE - 7.53%
  Abbott Labs                                     1,058          58,984
  Aetna Inc.                                         93           3,068
  Allergan, Inc.                                     86           6,454
  American Home Products                            897          55,040
  Amgen, Inc.*                                      679          38,323
  Applera Corp-Applied Biosystems Group             138           5,419
  Bard (C.R.) Inc.                                   33           2,129
  Bausch & Lomb                                      35           1,318
  Baxter International Inc.                         384          20,594
  Becton, Dickinson                                 167           5,536
  Biogen, Inc.*                                      98           5,620
  Biomet, Inc.                                      183           5,655
  Boston Scientific*                                270           6,512
  Bristol-Myers Squibb                            1,338          68,238

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
HEALTH CARE - 7.53% (CONTINUED)
  CIGNA Corp.                                       108  $       10,006
  Chiron Corp.*                                     116           5,085
  Forest Laboratories*                              110           9,015
  Genzyme Corp.*                                    140           8,380
  Guidant Corp.*                                    203          10,109
  HCA Inc.                                          369          14,221
  HEALTHSOUTH Corp.*                                255           3,779
  Health Management Assoc.*                         180           3,312
  Humana Inc.*                                      111           1,309
  Immunex Corp.*                                    370          10,253
  Johnson & Johnson                               2,023         119,559
  King Pharmaceuticals*                             145           6,109
  Lilly (Eli) & Co.                                 747          58,669
  HCR Manor Care*                                    68           1,612
  MedImmune, Inc.*                                  138           6,396
  Medtronic Inc.                                    822          42,095
  Merck & Co.                                     1,578          92,786
  Pfizer, Inc.                                    4,235         168,766
  Pharmacia Corp                                    883          37,660
  Quintiles Transnational*                           76           1,220
  St Jude Medical*                                   55           4,271
  Schering-Plough                                 1,000          35,810
  Stryker Corp.                                     125           7,296
  Tenet Healthcare Corp.*                           207          12,155
  United Health Group Inc.                          214          15,145
  Watson Pharmaceuticals*                            64           2,009
  WellPoint Health Networks*                         41           4,791
  Zimmer Holdings*                                  133           4,062
                                                         --------------
                                                                978,770
                                                         --------------
TECHNOLOGY - 9.99%
  ADC Telecommunications, Inc.*                     528           2,429
  Adobe Systems, Inc.                               158           4,906
  Advanced Micro Devices*                           202           3,204
  Agilient Technologies*                            299           8,524
  Altera Corp.*                                     264           5,602
  Analog Devices*                                   234          10,387
  Andrew Corp.*                                      53           1,160
  Apple Computer, Inc.*                             215           4,709
  Applied Materials, Inc.*                          534          21,413
  Applied Micro Circuits Corporation*               202           2,287
  Autodesk, Inc.                                     39           1,454
  Automatic Data Processing Inc.                    415          24,444
  Avaya Inc.*                                       179           2,175
  BMC Software*                                     161           2,636
  Broadcom Corporation*                             142           5,804
  CIENA Corp.*                                      215           3,077
  Cisco Systems, Inc.*                            4,925          89,192
  Citrix Systems, Inc.*                             122           2,765
  COMPAQ Computer                                 1,163          11,351
  Computer Associates International                 389          13,417
  Computer Sciences Corp.*                          111           5,437
  Compuware Corp.*                                  238           2,806
  Comverse Technology, Inc.*                        101           2,259
  Concord EFS, Inc.*                                322          10,555
  Conexant Systems, Inc.*                           144           2,068
  Corning Inc.                                      629           5,611
  Dell Computer Corporation*                      1,770          48,109
  EMC Corp.*                                      1,497          20,120
  Eastman Kodak                                     205           6,033
  Electronic Data Systems                           308          21,113
                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 9.99% (CONTINUED)
  Equifax Inc.                                       93  $        2,246
  First Data                                        273          21,417
  Fiserv, Inc.*                                     120           5,078
  Gateway 2000*                                     213           1,713
  Grainger (W.W.) Inc.                               62           2,976
  Hewlett-Packard                                 1,353          27,791
  Intel Corp.                                     4,605         144,827
  International Business Machines                 1,172         141,765
  Intuit, Inc.*                                     127           5,433
  JDS Uniphase Corp*                                873           7,578
  KLA-Tencor Corp.*                                 123           6,096
  LSI Logic*                                        242           3,819
  Lexmark International Inc*                         85           5,015
  Linear Technology Corp.                           206           8,042
  Lucent Technologies                             2,285          14,373
  Maxim Integrated Products, Inc.*                  187           9,819
  Mercury Interactive Corporation*                   53           1,801
  Microsoft Corp.*                                3,611         239,223
  Micron Technology*                                367          11,377
  Motorola Inc.                                   1,495          22,455
  NCR Corp.*                                         63           2,322
  National Semiconductor*                           117           3,602
  Network Appliance, Inc.*                          201           4,396
  Nortel Networks Holdings Co.                    2,120          15,900
  Novell, Inc.*                                     218           1,001
  Novellus Systems, Inc.*                            86           3,393
  NVIDIA Corp.*                                     100           6,690
  Oracle Corp.*                                   3,830          52,892
  PMC - Sierra, Inc.*                               102           2,169
  Palm Inc.*                                        372           1,443
  Parametric Technology*                            182           1,421
  Paychex, Inc.                                     245           8,538
  PeopleSoft, Inc.*                                 182           7,316
  PerkinElmer                                        64           2,241
  QLogic Corp.*                                      50           2,226
  QUALCOMM, Inc.*                                   490          24,745
  Raytheon Co.                                      225           7,306
  Sabre Holding Corp.*                               85           3,600
  Sapient Corp*                                      78             602
  Scientific-Atlanta                                105           2,514
  Siebel Systems, Inc.*                             294           8,226
  Sun Microsystems, Inc.*                         2,203          27,097
  Tektronix Inc.*                                    64           1,650
  Tellabs, Inc.*                                    271           4,054
  Teradyne Inc.*                                    114           3,436
  Texas Instruments                               1,184          33,152
  Unisys Corp.*                                     206           2,583
  VERITAS Software Corporation*                     258          11,566
  Vitesse Semiconductor Corp.*                      120           1,492
  Waters Corporation*                               100           3,875
  Xilinx, Inc.*                                     212           8,279
  Xerox Corp.                                       440           4,585
  Yahoo! Inc.*                                      359           6,369
                                                         --------------
                                                              1,298,572
                                                         --------------
TRANSPORTATION - .40%
  AMR Corp.*                                         99           2,195
  Burlington Northern Santa Fe                      270           7,703
  CSX Corp.                                         144           5,047
  Delta Air Lines                                    81           2,370
  Federal Express*                                  192           9,962

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BALANCED INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TRANSPORTATION - .40% (CONTINUED)
  Norfolk Southern Corp.                            253  $        4,637
  Ryder System, Inc.                                 39             864
  Southwest Airlines                                492           9,092
  Union Pacific                                     164           9,348
  USAirways Group Inc.*                              44             279
                                                         --------------
                                                                 51,497
                                                         --------------
UTILITIES - 1.62%
  AES Corp.*                                        360           5,886
  Allegheny Energy                                   70           2,535
  Ameren Corporation                                 91           3,849
  American Electric Power                           213           9,272
  CMS Energy                                         80           1,922
  Calpine Corp.*                                    200           3,358
  CINergy Corp.                                     105           3,510
  Consolidated Edison                               140           5,650
  Constellation Energy Group                         99           2,628
  DTE Energy Co.                                     94           3,942
  Dominion Resources                                157           9,436
  Duke Energy                                       486          19,083
  Dynegy Inc.                                       201           5,126
  Edison International*                             220           3,322
  El Paso Corp.                                     326          14,543
  Entergy Corp.                                     152           5,945
  Exelon Corp.                                      215          10,294
  FPL Group                                         118           6,655
  FirstEnergy Corp.                                 205           7,171
  Keyspan Energy                                     93           3,222
  Kinder Morgan                                      65           3,620
  Mirant Corporation*                               224           3,588
  Niagara Mohawk Power*                             114           2,021
  NICOR Inc.                                         31           1,291
  NiSource Inc.                                     139           3,205
  PG&E Corp.*                                       255           4,906
  PPL Corp.                                          95           3,311
  Peoples Energy Corp.                               23             872
  Pinnacle West Capital                              56           2,344
  Progress Energy, Inc.                             138           6,214
  Progress Energy, Inc. - CVO                        65              27
  Public Serv. Enterprise Inc.                      143           6,033
  Reliant Energy                                    195           5,171
  Sempra Energy                                     135           3,314
  Southern Co.                                      463          11,737
  TECO Energy                                       100           2,624
  TXU Corp.                                         174           8,204
  Williams Cos.                                     347           8,855
  Xcel Energy Inc                                   223           6,186
                                                         --------------
                                                                210,872
                                                         --------------
    Total Common Stocks
       (cost $7,664,011)                                      7,010,742
                                                         --------------
                                                 SHARES           VALUE

                                                     ------------------

UNIT INVESTMENT TRUST - 3.48%
  S&P 500 Depositary Receipt                      3,962  $      452,579
                                                         --------------
    Total Unit Investment Trust
       (cost $405,358)                                          452,579
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------

U.S. TREASURY OBLIGATIONS - 13.26%
  U.S. Treasury Note
     (3.250% due 12/31/03)                $      80,250  $       80,250
  U.S. Treasury Note
     (7.250% due 05/15/04)                      230,000         250,017
  U.S. Treasury Note
     (5.875% due 11/15/04)                      280,000         296,472
  U.S. Treasury Note
     (6.500% due 05/15/05)                      382,000         412,799
  U.S. Treasury Note
     (6.000% due 08/15/09)                      154,000         164,172
  U.S. Treasury Note
     (6.125% due 11/15/27)                      495,000         520,697
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $1,760,257)                                      1,724,407
                                                         --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.45%
FEDERAL HOME LOAN MORTGAGE CORPORATION
  5.750% due 07/15/03                           555,000         579,256
                                                         --------------
    Total U.S. Government Agency
       Obligations
       (cost $551,876)                                          579,256
                                                         --------------

MORTGAGE-BACKED SECURITIES - 10.36%
FEDERAL HOME LOAN MORTGAGE CORPORATION
  FNCL (7.000% due 07/01/29)                  1,319,788       1,347,059
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $1,311,971)                                      1,347,059
                                                         --------------

CORPORATE BONDS - 11.61%
BANK, BANK HOLDING COMPANIES & OTHER
BANKSERVICES - 4.06%
  Erac USA Finance (7.950% due
     12/15/09)(4)                               154,000         154,622
  Household Finance Corp. (5.875% due
     02/01/09)                                  230,000         218,775
  Key Bank (7.000% due 02/01/11)                150,000         155,102
                                                         --------------
                                                                528,499
                                                         --------------
CONSUMER CYCLICALS - 1.35%
  Amgen (6.500% due 12/01/07)                    50,000          51,803
  Ford Motor Credit Corp. (6.375% due
     02/01/29)                                  154,000         123,591
                                                         --------------
                                                                175,394
                                                         --------------
MANUFACTURING - 2.91%
  Champion International Corp.(7.200%
     due 11/01/26)                              138,000         142,070
  Rohm & Haas Co.(6.950% due 07/15/04)          154,000         163,071
  Weyerhauser Co. (5.950% due 11/01/08)          75,000          73,055
                                                         --------------
                                                                378,196
                                                         --------------
TELECOMMUNICATION - 3.29%
  Citizen Communications (9.250% due
     05/15/11)                                  200,000         222,571

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                     ------------------
TELECOMMUNICATION - 3.29% (CONTINUED)
  Worldcom Inc.(7.500% due 05/15/11)      $     200,000  $      205,735
                                                         --------------
                                                                428,306
                                                         --------------
    Total Corporate Bonds
       (cost $1,549,902)                                      1,510,395
                                                         --------------
SHORT-TERM INVESTMENTS(3) - 2.88%
VARIABLE RATE DEMAND NOTES(1) - 2.34%
  First American Treas (1.177% due
     12/31/31)                                  303,923         303,923
U.S. TREASURY BILL - .54%
  U.S. Treasury Note
     (2.220% due 01/17/02)                       70,000          69,949
                                                         --------------
    Total Short-Term Investments
       (cost $373,872)                                          373,872
                                                         --------------
TOTAL INVESTMENTS - 99.95%
   (cost $13,617,247)(2)                                     12,998,310
                                                         --------------
OTHER ASSETS AND LIABILITIES - .05%                               5,827
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   13,004,137
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of December 31, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of December 31, 2001.
(2) For federal income tax purposes, cost is $13,641,695 and gross unrealized appreciation and depreciation of securities as of December 31, 2001 was $958,668 and ($1,602,053), respectively.
(3) Securities and other current assets with an aggregate value of $287,300 have been segregated with the custodian or designated to cover margin requirements for the open futrues contracts as of December 31, 2001:
(4) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Standard & Poor's 500 Index (03/02)           1          $5,963

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NASDAQ-100 INDEX PORTFOLIO                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2001

COMMON STOCKS - 95.83%

                                                 SHARES           VALUE

                                                     ------------------
BASIC INDUSTRIES - .32%
  Smurfit-Stone Container Corporation*            2,954  $       47,175
                                                         --------------
CAPITAL GOODS - 2.50%
  Maxim Integrated Products, Inc.*                5,590         293,531
  PACCAR, Inc.                                    1,062          69,688
                                                         --------------
                                                                363,219
                                                         --------------
CONSUMER NON-DURABLES - .83%
  Cintas Corporation                              2,515         120,720
                                                         --------------
CONSUMER SERVICES - 10.99%
  Adelphia Communications Corporation*            2,442          76,142
  Amazon.com, Inc.*                               3,048          32,979
  Apollo Group, Inc.*                             1,432          64,454
  At Home Corporation*                            2,388              14
  Bed Bath & Beyond, Inc.*                        4,818         163,330
  CDW Computer Centers, Inc.*                     1,097          58,920
  Charter Communications, Inc.*                   3,777          62,056
  Comcast Corporation*                            5,537         199,332
  Costco Wholesale Corporation*                   2,942         130,566
  eBay, Inc.*                                     2,534         169,524
  Gemstar-TV Guide International, Inc.*           5,365         148,611
  PanAmSat Corporation*                           2,494          54,569
  Staples, Inc.*                                  3,825          71,528
  Starbucks Corp.*                                6,549         124,758
  TMP Worldwide, Inc.*                            1,464          62,806
  USA Networks, Inc.*                             4,428         120,929
  Yahoo! Inc.*                                    3,383          60,014
                                                         --------------
                                                              1,600,532
                                                         --------------
HEALTH CARE - 14.45%
  Abgenix, Inc.*                                  1,011          34,010
  Amgen, Inc.*                                    6,019         339,712
  Andrx Group*                                      853          60,060
  Biogen, Inc.*                                   2,245         128,751
  Biomet, Inc.                                    4,485         138,587
  Cephalon, Inc.*                                   572          43,235
  Chiron Corp.*                                   3,267         143,225
  CYTYC Corporation*                              1,512          39,463
  Express Scripts, Inc.*                            872          40,775
  Genzyme Corp.*                                  3,286         196,700
  Gilead Sciences, Inc.*                          1,167          76,695
  Human Genome Sciences, Inc.*                    1,570          52,940
  ICOS Corporation*                                 647          37,164
  IDEC Pharmaceuticals Corp.*                     2,048         141,169
  ImClone Systems, Inc.*                            923          42,883
  Immunex Corp.*                                  9,229         255,735
  Invitrogen Corporation*                           614          38,025
  MedImmune, Inc.*                                2,832         131,263
  Millennium Pharmaceuticals, Inc.*               3,016          73,922
  Protein Design Labs, Inc.*                      1,044          34,243
  Sepracor, Inc.*                                   969          55,291
                                                         --------------
                                                              2,103,848
                                                         --------------
PUBLIC UTILITIES - 2.19%
  Nextel Communications, Inc.*                   12,133         132,978
  WorldCom, Inc.*                                13,151         185,166
                                                 SHARES           VALUE

                                                     ------------------
PUBLIC UTILITIES - 2.19% (CONTINUED)
  XO Connunications, Inc.*                        3,815  $          366
                                                         --------------
                                                                318,510
                                                         --------------
TECHNOLOGY - 64.55%
  ADC Telecommunications, Inc.*                  12,175          56,005
  Adobe Systems, Inc.                             2,872          89,176
  Altera Corp.*                                   6,692         142,004
  Apple Computer, Inc.*                           6,044         132,364
  Applied Materials, Inc.*                        5,215         209,122
  Applied Micro Circuits Corporation*             4,276          48,404
  Atmel Corp.*                                    4,312          31,779
  BEA Systems, Inc.*                              4,553          70,116
  Broadcom Corporation*                           2,093          85,541
  Brocade Communications Systems, Inc.*           2,878          95,319
  CIENA Corp.*                                    4,799          68,674
  Cisco Systems, Inc.*                           32,373         586,275
  Citrix Systems, Inc.*                           2,755          62,428
  Compuware Corp.*                                2,833          33,401
  Comverse Technology, Inc.*                      2,379          53,218
  Concord EFS, Inc.*                              7,020         230,116
  Conexant Systems, Inc.*                         3,475          49,901
  Dell Computer Corporation*                     11,861         322,382
  EchoStar Communications Corporation*            3,070          84,333
  Electronic Arts, Inc.*                          1,707         102,335
  LM Ericsson Telephone Company                  12,567          65,600
  Fiserv, Inc.*                                   2,892         122,389
  Integrated Device Technology, Inc.*             1,223          32,520
  Intel Corp.                                    29,035         913,151
  Intuit, Inc.*                                   3,300         141,174
  i2 Technologies, Inc.*                          5,593          44,185
  JDS Uniphase Corp*                             17,212         149,400
  Juniper Networks, Inc.*                         2,624          49,725
  KLA-Tencor Corp.*                               2,773         137,430
  Linear Technology Corp.                         5,227         204,062
  Mercury Interactive Corporation*                1,087          36,936
  Microsoft Corp.*                               22,898       1,516,993
  Microchip Technology, Inc.*                     1,368          52,996
  Molex, Inc.                                     1,204          37,264
  Network Appliance, Inc.*                        4,277          93,538
  Novellus Systems, Inc.*                         1,804          71,168
  NVIDIA Corp.*                                   1,930         129,117
  Oracle Corp.*                                  28,648         395,629
  PMC - Sierra, Inc.*                             2,256          47,963
  Paychex, Inc.                                   4,387         152,887
  PeopleSoft, Inc.*                               5,286         212,497
  QLogic Corp.*                                   1,167          51,943
  QUALCOMM, Inc.*                                11,389         575,145
  RF Micro Devices, Inc.*                         2,342          45,037
  Rational Software Corporation*                  2,505          48,848
  Sanmina-SCI Corp.*                              6,881         136,932
  Siebel Systems, Inc.*                           6,690         187,186
  Sun Microsystems, Inc.*                        17,420         214,266
  Symantec Corp.*                                   884          58,636
  Synopsys, Inc.*                                   683          40,345
  Tellabs, Inc.*                                  2,887          43,190
  VERITAS Software Corporation*                   5,062         226,924
  VeriSign, Inc.*                                 2,367          90,041
  Vitesse Semiconductor Corp.*                    2,549          31,684
  Xilinx, Inc.*                                   5,474         213,760
  Check Point Software Technologies Lt*           2,938         117,197

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                         NASDAQ-100 INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 64.55% (CONTINUED)
  Flextronics International Ltd.*                 6,524  $      156,511
                                                         --------------
                                                              9,397,162
                                                         --------------
    Total Common Stocks
       (cost $19,589,559)                                    13,951,166
                                                         --------------

UNIT INVESTMENT TRUST - 2.90%
  Nasdaq 100 Shares*                             10,554         422,532
                                                         --------------
    Total Unit Investment Trust
       (cost $364,302)                                          422,532
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS(3) - .58%
VARIABLE RATE DEMAND NOTES(1) - .24%
  Firstar Bank (1.675% due 12/31/31)       $     35,013  $       35,013
U.S. TREASURY BILL - .34%
  U.S. Treasury Bill (2.220% due
     01/17/02)                                   50,574          49,963
                                                         --------------
    Total Short-Term Investments
       (cost $84,976)                                            84,976
                                                         --------------
TOTAL INVESTMENTS - 99.31%
   (cost $20,038,837)(2)                                     14,458,674
                                                         --------------
OTHER ASSETS AND LIABILITIES(3) - .69%                          100,926
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   14,559,600
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of December 31, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of December 31, 2001.
(2) For federal income tax purposes, cost is $20,054,350 and gross unrealized appreciation and depreciation of securities as of December 31, 2001 was $764,540 and ($6,360,216), respectively.
(3) Securities and other current assets with an aggregate value of $158,350 have been segregated with the custodian or designated to cover margin requirements for the open futrues contracts as of December 31, 2001:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Nasdaq-100 Index (03/02)                      1         ($3,355)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2001

COMMON STOCKS - 76.46%

                                                 SHARES           VALUE

                                                     ------------------
BASIC MATERIALS - 2.51%
  Airgas Inc.*                                    1,170  $       17,690
  Albemarle Corp.                                   531          12,744
  AMCOL International Corporation                   421           3,031
  Arch Chemicals Inc.                               423           9,814
  Bethlehem Steel Corporation*                    2,723           1,225
  Brush Engineered Materials Inc.                   347           4,941
  Buckeye Technologies Inc*                         448           5,152
  Caraustar Industries, Inc.                        543           3,763
  Carpenter Technology Corp.                        405          10,781
  Century Aluminum Co.                              263           3,514
  ChemFirst Inc.                                    227           5,441
  Cleveland-Cliffs Inc.                             200           3,660
  Crompton Corp.                                  2,373          21,357
  Cytec Industries Inc.*                            848          22,896
  Deltic Timber Corp.                               208           5,699
  Ferro Corp.                                       595          15,351
  Fuller (H.B.) Co.                                 592          17,032
  Georgia Gulf Corp.                                507           9,380
  Gibraltar Steel Corporation                       115           2,015
  Glatfelter (P. H.) Company                        265           4,129
  IMC Global Inc.                                 2,271          29,523
  International Specialty Products Inc.*            273           2,443
  Kaiser Aluminum Corp.*                            622           1,008
  Longview Fibre Co.                              1,076          12,708
  Louisiana-Pacific Corp.                         2,190          18,484
  MacDermid Inc.                                    433           7,339
  Millennium Chemicals Inc.                       1,331          16,771
  Minerals Technologies Inc                         411          19,169
  NL Industries Inc                                 203           3,100
  Octel Corporation*                                209           3,762
  Olin Corp.                                        729          11,766
  Omnova Solutions Inc.                             831           5,651
  Oregon Steel Mills, Inc.*                         541           2,678
  PolyOne Corp.                                   1,625          15,925
  Pope & Talbot, Inc.                               291           4,147
  Potlatch Corp.                                    594          17,416
  Quaker Chemical Corp.                             162           3,337
  RPM, Inc.                                       2,145          31,017
  RTI International Metals Inc.*                    438           4,358
  Rayonier Inc.                                     570          28,768
  Reliance Steel & Aluminum Company                 399          10,474
  Roanoke Electric Steel Corp.                      229           3,160
  Rock-Tenn Company                                 242           3,485
  Ryerson Tull Inc.                                 468           5,148
  Schulman (A.), Inc.                               612           8,354
  Schweitzer-Mauduit
     International, Inc.                            311           7,386
  Southern Peru Copper Corp.                        295           3,525
  Spartech Corporation                              281           5,775
  Steel Dynamics Inc.*                              525           6,095
  Stepan Company                                    132           3,205
  Stillwater Mining Co.*                            812          15,022
  Symyx Technologies Inc.*                          535          11,363
  Terra Industries Inc.*                            804           2,814
  Titanium Metals Corporation*                      410           1,636
  Tremont Corp.                                      27             780
  USEC Inc.                                       1,689          12,093
  Uniroyal Technology Corporation*                  282             902
                                                 SHARES           VALUE

                                                     ------------------
BASIC MATERIALS - 2.51% (CONTINUED)
  Wausau-Mosinee Paper Corp.                        971  $       11,749
  Wellman, Inc.                                     562           8,705
                                                         --------------
                                                                540,656
                                                         --------------
COMMUNICATIONS - 7.52%
  ACTV, Inc.*                                       856           1,601
  APAC Customer Services, Inc.*                     505           1,313
  Ackerley Group, Inc.*                             315           5,513
  Adaptec, Inc.*                                  2,068          29,986
  Adelphia Business Solutions Inc.*                 584             339
  ADTRAN, Inc.*                                     444          11,331
  ADVO, Inc.*                                       394          16,942
  Aeroflex Inc.*                                  1,251          23,681
  Aether Systems Inc.*                              459           4,223
  Agile Software Corporation*                       632          10,883
  Airgate PCS*                                      243          11,069
  Akamai Technologies Inc.*                       1,446           8,589
  Alamosa PCS Holdings Inc.*                      1,452          17,322
  Alaska Communications Systems
     Group, Inc.*                                   193           1,538
  Allen Telecom Inc.*                               534           4,539
  Alliance Fiber Optic Products Inc.*               303             430
  Alloy Online Inc.*                                173           3,725
  American Online Latin America Inc.*               466           2,120
  Anaren Microwave, Inc.*                           442           7,655
  Andrew Corp.*                                   1,708          37,388
  Anixter International Inc.*                       543          15,752
  answerthink Inc.*                                 803           5,244
  Applied Innovation Inc.*                          184           1,141
  Arris Group, Inc.*                                540           5,270
  Art Technology Group Inc.*                      1,135           3,950
  Asiainfo Holdings Inc.*                           557           9,703
  Aspect Communications Corporation*              1,083           4,202
  AT&T Latin America Corp.*                         908           1,071
  Audiovox Corporation*                             361           2,693
  Auspex Systems, Inc.*                             948           1,706
  Avanex Corporation*                               611           3,605
  Avici Systems Inc.*                             1,031           3,000
  Avocent Corp.*                                    927          22,480
  Aware, Inc.*                                      475           3,943
  Beasley Broadcast Group Inc.*                     160           2,082
  Black Box Corp.*                                  402          21,258
  Blue Martini Software Inc.*                       622           1,872
  Boston Communications Group, Inc.*                315           3,575
  Braun Consulting Inc.*                            192             682
  C-COR.net Corporation*                            678           9,878
  CT Communications Inc.                            327           5,399
  Cable Design Technologies Corporation*            919          12,572
  CacheFlow Inc.*                                   456           1,222
  Carrier Access Corporation*                       222             648
  Centennial Communications Corp*                   165           1,690
  Centillium Communications Inc.*                   529           4,158
  Centra Software, Inc.*                            446           3,568
  Choice One Communications Inc.*                   209             732
  Chordiant Software, Inc.*                         581           4,596
  Clarent Corporation*                              626             626
  Click Commerce Inc.*                              361           1,141
  Commerce One Inc.*                              4,133          14,755
  Commonwealth Telephone
     Enterprises, Inc.*                             228          10,374
  CommScope Inc.*                                 1,078          22,929
  Computer Network Technology
     Corporation*                                   624          11,101
  Conestoga Enterprises, Inc.                       165           5,272

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 7.52% (CONTINUED)
  Copper Mountain Networks Inc.*                  1,110  $        1,876
  Corillian Corporation*                            405           1,940
  CoSine Communications, Inc.*                    1,830           2,837
  Crossroads Systems Inc.*                          400           1,796
  Crown Media Holdings, Inc.*                       349           3,940
  Cumulus Media Inc.*                               616           9,967
  DMC Stratex Networks Inc.*                      1,547          12,036
  Digex, Inc*                                       458           1,369
  Digital Lightwave Inc.*                           265           2,486
  Digital Insight Corporation*                      538          12,030
  Digitas Inc.*                                     181             728
  Digitalthink Inc.*                                408           4,406
  Digital Generation Systems, Inc.*                 740             821
  Ditech Communications Corporation*                497           2,992
  divine, inc.*                                   2,020           1,495
  Dobson Communications Corporation*                492           4,202
  Docent, Inc.*                                     766           2,428
  E.piphany Inc.*                                 1,296          11,288
  Engage, Inc.*                                     916             403
  Entrust Technologies Inc.*                        985          10,037
  eSpeed Inc.*                                      330           2,732
  Extensity Inc.*                                   309             674
  FTD.COM Inc.*                                     172           1,204
  F5 Networks Inc.*                                 352           7,582
  Fibercore Inc.*                                   660           1,584
  Fisher Communications Inc.                         85           3,740
  Focal Communications Corporation*                 328             200
  4 Kids Entertainment Inc.*                        175           3,505
  Freemarkets Inc.*                                 607          14,550
  Frontline Captial Group*                          385              42
  General Communication, Inc.*                      786           6,705
  Genuity Inc.*                                   3,173           5,013
  Getty Images Inc.*                                710          16,316
  Global Sports Inc.*                               244           4,868
  Golden Telecom, Inc.*                             199           2,322
  Gray Communications Systems, Inc.                 193           2,679
  Grey Global Group Inc.                             15          10,001
  Harmonic, Inc.*                                 1,152          13,847
  Hickory Tech Corp.                                271           4,593
  HotJobs.com Inc.*                                 512           5,320
  IDT Corp.*                                        712          13,891
  I-many Inc.*                                      698           6,736
  ITC DeltaCom Inc.*                                748             651
  ITXC Corp.*                                       492           3,537
  Ixia*                                             879          11,295
  iBasis Inc.*                                      690             904
  IMPSAT Fiber Networks Inc.*                       326              57
  IndyMac Bancorp Inc.*                           1,281          29,950
  Inet Technologies Inc.*                           205           2,167
  Information Holdings Inc.*                        407          11,522
  InfoSpace.com Inc.*                             5,113          10,482
  Inktomi Corporation*                            2,373          15,923
  InterDigital Communications Corp.*              1,118          10,845
  Interland, Inc.*                                  799           1,686
  InterNAP Network Services Corporation*          3,150           3,654
  Internet Capital Group, Inc.*                   3,962           4,794
  Intrado Inc.*                                     247           6,620
  JNI Corporation*                                  475           3,947
  Journal Register Company*                         561          11,803
  KANA Software, Inc.*                              306           5,955
  Key3media Group, Inc.*                            613           3,267
                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 7.52% (CONTINUED)
  Keynote Systems Inc.*                             495  $        4,628
  Lantronics Inc.*                                  327           2,067
  Leap Wireless International, Inc.*                604          12,666
  Lee Enterprises, Inc.                             920          33,460
  Lexent, Inc.*                                     402           2,513
  Liberate Technologies Inc.*                     2,190          25,141
  Liberty Corp. (The)                               355          14,608
  Liberty Digital Inc.*                             448           1,550
  Lightbridge, Inc.*                                540           6,561
  LightPath Technologies, Inc.*                     406           1,441
  LodgeNet Entertainment Corp.*                     193           3,298
  Loudcloud, Inc.*                                  518           2,196
  Lynch Interactive Corporation*                     45           3,105
  MRV Communications, Inc.*                       1,712           7,257
  Macromedia, Inc.*                               1,234          21,965
  Martha Stewart Living
     Omnimedia, Inc.*                               177           2,912
  MasTec Inc.*                                      483           3,357
  MatrixOne, Inc.*                                  630           8,184
  McAfee.com Corporation*                           110           3,730
  Media General, Inc.*                              258          12,856
  Metawave Communications Corporation*              728           2,271
  Metro One Telecommunications, Inc.*               376          11,374
  Metromedia International Group Inc.*            1,549           1,255
  Micro General Corporation*                        214           2,934
  Multex.com, Inc.*                                 565           2,543
  NMS Communications Corp.*                         768           3,702
  Neofoma.com Inc*                                   12             350
  NEON Communications Inc.*                         157             425
  Net.Bank Inc.*                                    515           5,397
  Net2Phone Inc.*                                   367           2,477
  Netegrity, Inc.*                                  490           9,486
  Netro Corporation*                                787           2,888
  NetRatings Inc.*                                  151           2,368
  Network Plus Corporation*                         362             420
  New Focus Inc.*                                 1,099           4,187
  Newport Corporation                               715          13,785
  NextCard Inc.*                                    675             351
  Next Level Communications, Inc.*                  435           1,457
  North Pittsburgh Systems, Inc.                    315           5,828
  Novatel Wireless, Inc.*                           554             676
  NTELOS Inc.*                                      354           5,483
  1-800 Contacts Inc.*                              142           1,766
  OmniSky Corporation*                              388               5
  On Command Corporation*                           116             354
  1 800 FLOWERS.COM Inc.*                           174           2,714
  Oplink Communication, Inc.*                     2,425           4,571
  Optical Cable Corporation*                         50              82
  Optical Communication Products, Inc.*              97             382
  Overture Services, Inc.*                          379          13,428
  PCTEL, Inc.*                                      282           2,738
  Paxson Communications Corporation*                659           6,887
  PECO II Inc.*                                     279           1,663
  Pegasus Communications Corporation*               902           9,390
  Penton Media Inc.                                 488           3,055
  Performance Technologies, Inc.*                   208           2,771
  Plantronics, Inc.*                                737          18,897
  Playboy Enterprises, Inc.*                        270           4,560
  Portal Software Inc.*                           2,040           4,243
  Powerwave Technologies Inc.*                    1,248          21,565
  Price Communications Corp.*                     1,018          19,434
  Priceline.com Inc.*                             1,966          11,442

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 7.52% (CONTINUED)
  Private Media Group Inc.*                         300  $        2,940
  ProQuest Inc.*                                    282           9,563
  Proxim, Inc.*                                     566           5,615
  Pulitzer Inc.                                     173           8,823
  QRS Corporation*                                  280           3,948
  RCN Corporation*                                  613           1,796
  R.H. Donnelley Corporation*                       643          18,679
  Regent Communications Corporation*                392           2,646
  Register.com Inc.*                                398           4,577
  REMEC, Inc.*                                      938           9,371
  Rural Cellular Corp.*                             146           3,249
  SBA Communications Corporation*                   813          10,585
  S1 Corporation*                                 1,230          19,901
  Saba Software, Inc.*                              509           2,657
  Safeguard Scientifics, Inc.*                    2,461           8,614
  Saga Communications Inc.*                         204           4,223
  Salem Communications Corporation*                 185           4,255
  Sapient Corp*                                   1,658          12,800
  Scholastic Corp.*                                 580          29,191
  Secure Computing Corp.*                           585          12,022
  SeeBeyond Technology Corporation*                 582           5,645
  Selectica Inc.*                                   364           2,202
  Sinclair Broadcast Group, Inc.*                   511           4,834
  Sirenza Microdevices, Inc.*                       214           1,303
  Sirius Satellite Radio Inc.*                      989          11,502
  SITEL Corp.*                                    1,169           2,806
  Skillsoft Corporation*                             88           2,281
  Somera Communciations Inc.*                       620           4,681
  SonicWALL Inc.*                                   834          16,213
  Sorrento Networks Corp.*                          267             959
  Spanish Broadcasting Systems Inc.*                776           7,675
  SpectraLink Corporation*                          315           5,396
  Spectrian Corporation*                            241           2,658
  SpectraSite Holdings Inc.*                      1,396           5,012
  Stamps.com Inc.*                                  733           2,624
  StarMedia Network Inc.*                           819             311
  Stellent, Inc.*                                   384          11,351
  Stratos Lightwave, Inc.*                        1,345           8,272
  Sunrise Telecom Inc.*                             383           1,536
  Support.com Inc.*                                 456           2,859
  Symmetricom, Inc.*                                498           3,790
  Terayon Communication Systems, Inc.*            1,270          10,504
  Terremark Worldwide Inc.*                       3,187           1,817
  TiVo Inc.*                                        357           2,338
  Tollgrade Communications, Inc.*                   265           8,838
  The Trizetto Group Inc.*                          396           5,196
  Turnstone Systems Inc.*                           617           2,449
  US Unwired, Inc.*                                 636           6,474
  US Wireless Corporation*                          143               1
  UbiqueTel Inc.*                                   909           6,772
  UnitedGlobal Com Inc.*                          1,570           7,850
  Universal Access Global
     Holdings, Inc.*                                884           4,146
  USinternetworking, Inc.*                        1,016             203
  Value Line, Inc.                                   32           1,551
  ValueVision International, Inc.*                  487           9,540
  Ventiv Health Inc.*                               332           1,215
  Verity, Inc.*                                     595          12,049
  VerticalNet Inc.*                               1,426           1,996
  ViaSat Inc.*                                      283           4,415
  Visual Networks Inc.*                             625           2,888
  Vitria Technology Inc.*                         1,478           9,444
                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 7.52% (CONTINUED)
  WJ Communications Inc.*                           304  $        1,110
  WatchGuard Technologies Inc.*                     447           2,910
  WebEx Inc.*                                       356           8,847
  Websense Inc.*                                    342          10,968
  webMethods Inc.*                                  490           8,212
  Western Multiplex Corporation*                  1,043           5,632
  Wiley (John) & Sons, Inc.                         946          21,785
  World Wrestling Federation
     Entertainment Inc.*                            241           3,169
  MCI Group*                                          4              51
  XM Satellite Radio Holdings Inc.*                 263           4,829
  XO Communications Inc.-Class A*                 5,369             515
  Young Broadcasting Inc.*                          266           4,775
  ZixIt Corporation*                                266           1,346
                                                         --------------
                                                              1,616,616
                                                         --------------
CONSUMER CYCLICAL - 10.83%
  AFC Enterprises Inc.*                             196           5,564
  AMC Entertainment Inc.*                           390           4,680
  Action Performance Cos., Inc.*                    286           8,754
  Advanced Marketing Services, Inc.                 260           4,745
  AirTran Holdings Inc.*                          1,229           8,111
  Alaska Air Group, Inc.*                           556          16,180
  Alliance Gaming Corporation*                      306           8,993
  Ambassadors International, Inc.*                  145           3,044
  America West Holdings Corp.*                      706           2,471
  American Axle & Manufacturing Holdings
     Inc.*                                          213           4,554
  American Woodmark Corporation                     113           6,074
  Ameristar Casinos, Inc.*                           56           1,403
  Amtran, Inc.*                                      67           1,002
  AnnTaylor Stores Corporation*                     511          17,885
  Applebee's International, Inc.                    699          23,906
  Applica Inc.*                                     364           3,280
  Arctic Cat Inc.                                   342           5,814
  Argosy Gaming Company*                            469          15,252
  ArvinMeritor Inc.                               1,382          27,142
  Atlantic Coast Airlines Inc.*                     822          19,144
  Aviall, Inc.*                                     388           2,929
  Aztar Corporation*                                739          13,524
  Bally Total Fitness Holding
     Corporation*                                   554          11,944
  Bandag, Inc.                                      237           8,238
  Bassett Furniture Industries, Inc.                213           2,984
  Beazer Homes USA, Inc.*                           180          13,171
  bebe Stores Inc.*                                  78           1,455
  Bell Microproducts Inc.*                          289           3,647
  Bob Evans Farms, Inc.                             730          17,936
  Boca Resorts Inc.*                                610           7,991
  Borg Warner Inc.                                  552          28,842
  Boyd Gaming Corporation*                          622           4,043
  The Boyds Collection, Ltd.*                     1,105           7,481
  Brightpoint, Inc.*                              1,171           3,677
  Brown Shoe Co. Inc.                               346           5,619
  BUCA Inc.*                                        258           4,182
  Buckle, Inc. (The)*                               130           2,899
  Building Materials Holding
     Corporation*                                   270           2,930
  Burlington Coat Factory Warehouse
     Corporation                                    373           6,266
  Bush Industries, Inc.                             172           1,868
  CBRL Group Inc.                                 1,178          34,680
  CEC Entertainment Inc.*                           586          25,427
  CSK Auto Corporation*                             514           5,114
  California Pizza Kitchen Inc.*                    312           7,722
  Casey's General Stores, Inc.                      829          12,352

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 10.83% (CONTINUED)
  Cash America International, Inc.                  466  $        3,961
  Cato Corp.                                        295           5,576
  Champion Enterprises, Inc.*                     1,002          12,335
  Championship Auto Racing Teams Inc.*              263           4,232
  Charlotte Russe Holding Inc.*                     434           8,077
  Charming Shoppes, Inc.*                         2,034          10,801
  Cheesecake Factory Inc.*                          778          27,051
  Chico's FAS, Inc.*                                462          18,341
  Children's Place Retail Stores Inc.*              222           6,027
  Choice Hotels International Inc.*                 748          16,568
  Christopher & Banks Corp.*                        453          15,515
  Churchill Downs Inc.                               58           2,144
  Circuit City Stores, Inc.*                        538          12,234
  Claire's Stores, Inc.                             884          13,348
  Coachmen Industries, Inc.                         297           3,564
  Coldwater Creek Inc.*                              82           1,737
  Cole National Corporation*                        206           3,409
  Kenneth Cole Productions, Inc.*                   156           2,761
  Collins & Aikman Corp.*                         1,834          14,122
  CompX International Inc.                           76             986
  Cooper Tire & Rubber Co.                        1,317          21,019
  Copart, Inc.*                                     781          28,405
  Cost Plus, Inc.*                                  445          11,793
  Crestline Capital Corporation*                    278           8,635
  Crossman Communities, Inc.                        137           4,521
  Daisytek International Corporation*               371           4,886
  Deb Shops, Inc.                                    86           2,086
  dELiA*s Corp.*                                    566           3,509
  Dillard's Inc                                   1,342          21,472
  Direct Focus Inc.*                                625          19,500
  Dover Downs Entertainment, Inc.                   340           5,202
  Dress Barn, Inc. (The)*                           293           7,328
  Duane Reade Inc.*                                 170           5,160
  Dura Automotive Systems, Inc.*                    288           3,168
  Electronics Boutique Holdings
     Corporation*                                   183           7,309
  Exide Corp.                                       534             657
  Factory 2-U Stores, Inc.*                         268           5,371
  Fedders Corporation                               518           1,575
  Federal-Mogul Corp.*                            1,289           1,018
  Finish Line, Inc. (The)*                          365           5,581
  Fleetwood Enterprises, Inc.                       687           7,784
  Footstar, Inc.*                                   416          13,021
  Fred's, Inc.                                      232           9,503
  Friedman's Inc.                                   291           2,450
  Frontier Airlines, Inc.*                          588           9,996
  Furniture Brands International, Inc.*           1,055          33,781
  G & K Services, Inc.                              431          13,921
  Garan, Inc.                                        77           3,273
  Gaylord Entertainment Company*                    455          11,193
  Genesco Inc.*                                     460           9,550
  GenesisIntermedia.com Inc.*                       250             250
  Group 1 Automotive Inc.*                          282           8,040
  GTECH Holdings Corp.*                             580          26,268
  Guess ?, Inc.*                                    167           1,253
  Guitar Center Inc.*                               351           4,788
  Gymboree Corp.*                                   589           7,027
  Hancock Fabrics, Inc.                             327           4,300
  Handleman Co.*                                    525           7,796
  Harman International Industries, Inc.             672          30,307
  Haverty Furniture Companies, Inc.                 329           5,445
  Hayes Lemmerz International Inc.*                 331              83
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 10.83% (CONTINUED)
  Hibbett Sporting Goods, Inc.*                      77  $        2,333
  Hollywood Casino Corporation*                     209           2,195
  Hollywood Entertainment Corporation*              902          12,890
  Hot Topic, Inc.*                                  375          11,771
  Hovnanian Enterprises, Inc.*                      280           5,958
  Hughes Supply, Inc.                               496          15,312
  IHOP Corporation*                                 373          10,929
  IMPCO Technologies, Inc.*                         166           2,107
  Insight Enterprises, Inc.*                        822          20,221
  Interface, Inc.                                   940           5,273
  InterTAN, Inc.*                                   633           7,950
  Isle of Capri Casinos Inc.*                       402           5,379
  J Jill Group Inc.*                                221           4,758
  Jack in the Box Inc.*                             772          21,261
  JAKKS Pacific, Inc.*                              379           7,182
  K-Swiss Inc.                                      141           4,688
  K2 Inc.*                                          376           2,711
  KB HOME                                           738          29,594
  Kellwood Company                                  477          11,453
  Kimball International, Inc.                       728          11,029
  La-Z-Boy Inc.                                   1,005          21,929
  Lands' End, Inc.*                                 235          11,788
  Landry's Restaurants, Inc.                        321           5,987
  Libbey Inc.                                       321          10,481
  Liberty Livewire Corporation*                     113             785
  Linens 'n Things Inc.*                            753          19,202
  Lithia Motors, Inc.*                              130           2,691
  Lone Star Steakhouse & Saloon, Inc.               376           5,576
  Longs Drug Stores Corporation                     630          14,729
  Luby's Inc.*                                      470           2,684
  M.D.C. Holdings, Inc.                             383          14,466
  M/I Schottenstein Homes Inc.                      124           6,171
  MSC Industrial Direct Co.*                        826          16,314
  MRT Gaming Group, Inc.*                           354           5,664
  Madden (Steven), Ltd.*                            180           2,533
  Magna Entertainment Corp.*                        461           3,227
  Marcus Corp. (The)                                367           5,193
  Men's Wearhouse Inc.*                             664          13,712
  Meritage Corp.*                                    75           3,848
  Mesa Air Group, Inc.*                             616           4,632
  Mesaba Holdings, Inc.*                            207           1,474
  Michaels Stores Inc.*                           1,338          44,087
  Midwest Express Holdings, Inc.*                   265           3,869
  Mobile Mini, Inc.*                                272          10,641
  Modine Manufacturing Co.                          517          12,062
  Monaco Coach Corp.*                               478          10,454
  Movado Group, Inc.                                178           3,418
  Movie Gallery Inc.*                               148           3,605
  NVR, Inc.*                                        140          28,560
  National Presto Industries, Inc.                   99           2,747
  Nautica Enterprises Inc.*                         520           6,651
  Navigant International Inc.*                      247           2,828
  Newmark Homes Corp.*                               48             693
  99 Cents Only Stores*                             563          21,450
  Nu Skin Enterprises Inc.                          912           7,980
  O'Charley's Inc.*                                 343           6,349
  OfficeMax, Inc.*                                2,240          10,080
  Oneida Ltd.                                       296           3,833
  O'Reilly Automotive, Inc.*                        764          27,863
  Oshkosh B'Gosh, Inc.                              206           8,640
  Oshkosh Truck Corporation                         350          17,063

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 10.83% (CONTINUED)
  Owens & Minor, Inc.                               700  $       12,950
  Oxford Industries, Inc.                           123           2,903
  P C Connections Inc.*                             139           2,061
  P F Chang's China Bistro Inc.*                    191           9,034
  Pacific Sunwear of California, Inc.*              604          12,334
  Palm Harbor Homes, Inc.*                          343           8,215
  Panera Bread Company*                             199          10,356
  Papa John's International, Inc.*                  306           8,409
  ParkerVision, Inc.*                               175           3,675
  Pegasus Systems Inc.*                             514           7,299
  Penn National Gaming, Inc.*                       179           5,431
  Pep Boys-Manny, Moe & Jack (The)                  992          17,013
  PETsMART, Inc.*                                 2,183          21,481
  Phillips-Van Heusen Corp.                         471           5,134
  Pier 1 Imports, Inc.                            2,022          35,061
  Pinnacle Entertainment Inc.*                      392           2,364
  Polaris Industries Inc.                           492          28,413
  PriceSmart, Inc.*                                  77           2,695
  Prime Hospitality Corp.*                          944          10,431
  Quaker Fabric Corp.*                              242           2,011
  Quiksilver, Inc.*                                 448           7,706
  Rare Hospitality International, Inc.*             448          10,098
  Regis Corp.                                       761          19,619
  ResortQuest International Inc.*                   336           1,599
  Ruby Tuesday, Inc.                              1,346          27,768
  Russell Corp.                                     487           7,310
  Ryan's Family Steak Houses, Inc.*                 640          13,856
  Ryland Group, Inc. (The)                          280          20,496
  SCP Pool Corp.*                                   411          11,282
  Salton Inc.*                                      124           2,341
  ScanSource, Inc.*                                 120           5,712
  School Specialty Inc.*                            324           7,413
  Schuler Homes, Inc.*                              627          12,446
  Scientific Games Corp.*                           327           2,861
  7-Eleven Inc.*                                    486           5,691
  ShopKo Stores, Inc.*                              565           5,368
  Shuffle Master, Inc.*                             352           5,516
  Skechers U.S.A. Inc.*                             335           4,898
  Skyline Corp.                                     131           4,225
  Smart & Final Inc.*                               246           2,568
  Sonic Corporation*                                438          15,768
  Sonic Automotive Inc.*                            480          11,251
  Speedway Motorsports, Inc.*                       278           7,028
  Spiegel, Inc.                                     313           1,424
  Sports Resorts International, Inc.*               510           3,932
  Standard Motor Products, Inc.                     151           2,099
  Standard Pacific Corporation                      549          13,352
  Stanley Furniture Company Inc.*                   112           2,662
  Station Casinos Inc.*                             715           8,001
  Steak N Shake Co.*                                463           5,112
  Stein Mart, Inc.*                                 522           4,364
  Steinway Musical Instruments, Inc.*               128           2,126
  Stride Rite Corp. (The)                           875           5,731
  Superior Industries
     International, Inc.                            394          15,859
  TBC Corp.*                                        363           4,861
  Thor Industries, Inc.                             133           4,928
  Toll Brothers, Inc.*                              492          21,597
  Too Inc.*                                         648          17,819
  Topps Co., Inc. (The)*                            806           9,793
  Toro Co. (The)                                    267          12,014
  Tower Automotive, Inc.*                           792           7,152
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 10.83% (CONTINUED)
  Trans World Entertainment Corp.*                  558  $        4,241
  Trendwest Resorts Inc.*                           150           3,798
  Triarc Companies Inc.*                            271           6,585
  Tropical Sportswear International
     Corporation*                                    95           1,781
  Tuesday Morning Corp.*                            181           3,274
  Tweeter Home Entertainment Group Inc.*            326           9,454
  Ultimate Electronics, Inc.*                       180           5,400
  Unifi, Inc.*                                    1,058           7,671
  UniFirst Corp.                                    168           3,788
  United Auto Group, Inc.*                          165           4,259
  United Stationers Inc.*                           659          22,173
  Universal Electronics Inc.*                       291           5,008
  Urban Outfitters, Inc.*                           140           3,377
  Vail Resorts Inc.*                                166           2,943
  Value City Department Stores, Inc.*               331           1,556
  Vans, Inc.*                                       327           4,166
  WMS Industries Inc.*                              410           8,200
  Wabash National Corporation                       483           3,767
  Watsco, Inc.                                      355           5,041
  Wesco International Inc.*                         413           2,044
  WestPoint Stevens Inc.                            489           1,198
  Wet Seal, Inc. (The)*                             318           7,489
  Wilsons The Leather Experts Inc.*                 222           2,533
  Winnebago Industries, Inc.                        264           9,752
  Wolverine World Wide, Inc.                        947          14,251
  Wyndham International Inc.*                     3,173           1,777
  Zale Corporation*                                 686          28,728
  Zomax Inc.*                                       600           4,794
                                                         --------------
                                                              2,328,849
                                                         --------------
CONSUMER NON-CYCLICAL - 15.51%
  ABM Industries Inc.                               369          11,568
  ANC Rental Corp.*                                 788              24
  ATS Medical, Inc.*                                464           2,459
  AVI BioPharma Inc.*                               296           3,232
  aaiPharma Inc.*                                   206           5,183
  Aaron Rents, Inc.                                 291           4,743
  ABIOMED, Inc.*                                    302           4,778
  Acacia Research Corporation*                      409           4,528
  Accredo Health Inc.*                              542          21,517
  ACLARA BioSciences Inc.*                          748           3,792
  Actrade Financial Technologies, Ltd.*             141           4,152
  Administaff, Inc.*                                465          12,746
  Adolor Corporation*                               587          10,537
  Advanced Tissue Sciences, Inc.*                 1,347           5,873
  Advanced Neuromodulation Systems Inc.*            141           4,970
  Aksys, Ltd.*                                      362           1,683
  Albany Molecular Research Inc.*                   442          11,709
  Alexion Pharmaceuticals, Inc.*                    334           8,163
  Alico, Inc.                                        73           2,289
  Align Technology, Inc.*                           210             945
  ALPHARMA INC.                                     597          15,791
  American Greetings Corporation                  1,332          18,355
  American Healthcorp, Inc.*                        204           6,516
  American Italian Pasta Company*                   347          14,584
  American Medical Systems
     Holdings, Inc.*                                585          12,104
  AmeriPath Inc.*                                   485          15,646
  AmSurg Corporation*                               408          11,089
  Amylin Pharmaceuticals Inc.*                    1,123          10,264
  Antigenics Inc.*                                  285           4,674
  Aphton Corporation*                               295           4,307

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 15.51%
(CONTINUED)
  Apria Healthcare Group Inc.*                      843  $       21,067
  Applied Molecular Evolution Inc.*                 340           4,185
  Arbitron Inc.*                                    612          20,900
  Arena Pharmaceuticals Inc.*                       313           3,765
  ARIAD Pharmaceuticals, Inc.*                      509           2,713
  ArQule, Inc.*                                     402           6,834
  Array BioPharma, Inc.*                            308           4,577
  Arrow International, Inc.                         238           9,506
  ArthroCare Corp.*                                 415           7,441
  Aspect Medical Systems Inc.*                      261           2,610
  Atrix Laboratories, Inc.*                         317           6,533
  Aurora Foods Inc.*                                509           2,570
  AVANIR Pharmaceuticals*                         1,208           5,146
  AVANT Immunotherapeutics Inc*                   1,204           4,828
  Avigen, Inc*                                      415           4,777
  Banta Corp.                                       516          15,232
  Beverly Enterprises, Inc.*                      2,025          17,415
  Bio-Rad Laboratories, Inc.*                       171          10,824
  Bio-Technology General Corporation*             1,202           9,892
  BioMarin Pharmaceuticals Inc.*                    402           5,403
  Biopure Corporation*                              325           4,618
  BioSphere Medical, Inc.*                           64             721
  Biosite Diagnostics Inc*                          255           4,684
  Blyth, Inc.                                       686          15,950
  Bone Care International, Inc.*                    199           3,409
  Boron, LePore & Associates Inc.*                  165           2,275
  Boston Beer Company Inc.*                         199           3,413
  Bowne & Co., Inc.                                 693           8,870
  Bright Horizons Family Solutions Inc.*            224           6,270
  BriteSmile Inc.*                                  293           1,465
  Bruker DaltonicsInc.*                             959          15,680
  CDI Corporation*                                  244           4,636
  CPI Corp.                                         138           2,291
  CSS Industries, Inc.*                              82           2,535
  CV Therapeutics, Inc*                             366          19,039
  Cadiz Inc.*                                       709           5,686
  Cambrex Corporation                               466          20,318
  CardioDynamics International
     Corporation*                                   608           4,019
  Career Education Corporation*                     864          29,618
  Cell Genesys, Inc.*                               721          16,756
  Cell Therapeutics Inc.*                           707          17,067
  Cell Pathways Inc.*                               567           3,946
  Central Parking Corp.                             360           7,070
  Century Business Services Inc.*                 1,649           3,793
  Cerus Corporation*                                215           9,836
  Charles River Laboratories
     International, Inc.*                           802          26,851
  Chemed Corp.                                      186           6,305
  Church & Dwight Company Inc.                      762          20,292
  CIMA Labs Inc.*                                   305          11,026
  Ciphergen Biosystems, Inc.*                       348           2,784
  Clark/Bardes Holdings Inc.*                       176           4,440
  Closure Medical Corporation*                      112           2,616
  Cobalt Corp*                                      191           1,219
  Coca-Cola Bottling Co. Consolidated                20             757
  Coinstar Inc.*                                    433          10,825
  Columbia Laboratories, Inc.*                      521           1,797
  Comdisco, Inc.*                                 2,230           1,160
  Computerized Thermal Imaging, Inc.*             1,332           2,065
  Conceptus, Inc.*                                  151           3,564
  CONMED Corp.*                                     456           9,102
  Connetics Corp.*                                  625           7,438
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 15.51%
(CONTINUED)
  Consolidated Graphics, Inc.*                      210  $        4,043
  Cooper Companies, Inc. (The)                      286          14,294
  Corinthian Colleges Inc.*                         165           6,747
  Corixa Corporation*                               855          12,885
  Corn Products International Inc.                  740          26,085
  Corporate Executive Board Company*                728          26,718
  Corvas International, Inc.*                       574           3,760
  CorVel Corp.*                                     141           4,618
  CoStar Group Inc.*                                267           6,411
  Convance Inc.*                                  1,219          27,671
  Coventry Health Care Inc.*                      1,359          27,112
  CryoLife, Inc.*                                   327           9,810
  Cubist Pharmaceuticals, Inc*                      556          19,994
  Curis, Inc.*                                      661           3,708
  Cyberonics, Inc.*                                 405          10,745
  Cygnus, Inc.*                                     592           3,108
  Cytogen Corporation*                            1,626           4,894
  Datascope Corp.                                   242           8,209
  Dean Foods*                                       832          56,774
  deCODE genetics Inc.*                             639           6,262
  Del Monte Foods Co.*                              523           4,451
  Delta and Pine Land Company                       691          15,637
  Deltagen Inc.*                                    229           2,107
  Dendreon Corporation*                             320           3,222
  Diagnostic Products Corporation                   444          19,514
  Dial Corporation (The)                          1,991          34,146
  DiamondCluster International Inc.*                569           7,454
  DIANON Systems, Inc.*                             181          11,005
  Digene Corp.*                                     229           6,756
  DIMON Inc.                                        872           6,278
  Diversa Corporation*                              527           7,457
  Dole Food Co., Inc.                               884          23,718
  Dollar Thrift Automotive Group Inc.*              471           7,301
  Dreyer's Grand Ice Cream, Inc.                    342          13,170
  DURECT Corporation*                               398           4,613
  DUSA Pharmaceuticals, Inc.*                       289           2,326
  Dyax Corp.*                                       403           4,421
  Dynacq International Inc.*                         89           1,982
  EDEN Bioscience Corporation*                      417           2,114
  Edison Schools Inc.*                              524          10,297
  Education Management Corporation*                 426          15,443
  Edwards Lifesciences Corp.*                     1,234          34,095
  Electro Rent Corp.*                               301           3,880
  Elizabeth Arden Inc.*                             197           3,008
  Emisphere Technologies, Inc.*                     321          10,243
  Encompass Services Corp.*                       1,339           3,883
  Endo Pharmaceuticals Holdings*                    385           4,493
  Endocare, Inc.*                                   243           4,357
  EntreMed, Inc.*                                   320           2,704
  Enzo Biochem, Inc.*                               435          10,223
  Esperion Therapeutics Inc.*                       425           3,124
  EXACT Sciences Corporation*                        84             862
  Exelixis Inc.*                                    711          11,817
  F.Y.I. Inc.*                                      278           9,313
  FTI Consulting Inc.*                              179           5,871
  Farmer Bros. Company                               18           4,770
  First Consulting Group Inc.*                      356           5,571
  First Horizon Pharmaceutical
     Corporation*                                   169           4,967
  Fleming Companies, Inc.                           863          15,966
  Flowers Foods, Inc.*                              354          14,132
  Forrester Research, Inc.*                         275           5,539

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 15.51%
(CONTINUED)
  Fossil, Inc.*                                     268  $        5,628
  Gartner, Inc.*                                  1,668          19,499
  Genaissance Pharmaceuticals Inc.*                 380           1,767
  Gene Logic Inc.*                                  554          10,437
  Genelabs Technologies, Inc.*                      851           1,574
  Genencor International, Inc.*                     207           3,304
  Genome Therapeutics Corp.*                        471           3,208
  Genta Inc.*                                       416           5,920
  Genzyme Transgenics Corp.*                        424           2,468
  Gentiva Health Services Inc.*                     369           8,100
  GenStar Therapeutics Corporation*                 239             590
  Genzyme Molecular Oncology*                       315           2,520
  Genzyme Biosurgery*                               720           3,823
  Geron Corp.*                                      407           3,541
  Great Atlantic & Pacific Tea
     Co., Inc. (The)*                               405           9,631
  Green Mountain Coffee, Inc.*                       93           2,547
  Guilford Pharmaceuticals Inc.*                    445           5,340
  Haemonetics Corp.*                                403          13,670
  Hain Celestial Group, Inc.*                       485          13,318
  Harland (John H.) Company                         609          13,459
  Harvard Bioscience, Inc.*                         140           1,392
  Heidrick & Struggles International
     Inc.*                                          404           7,333
  Hemispherx BioPharma, Inc.*                       376           1,692
  Herbalife International, Inc.                     295           4,195
  Hooper Holmes, Inc.                             1,199          10,731
  Hyseq Inc.*                                       229           1,768
  ICT Group, Inc.*                                   55           1,024
  ICU Medical, Inc.*                                120           5,340
  IGEN International Inc.*                          232           9,303
  i-STAT Corp.*                                     347           2,738
  ITT Educational Services, Inc.*                   497          18,324
  IDEXX Laboratories, Inc.*                         689          19,643
  ILEX Oncology Inc.*                               553          14,953
  Illumina Inc.*                                    387           4,551
  Immune Response Corporation (The)*                647             867
  ImmunoGen, Inc.*                                  809          13,413
  IMPATH Inc.*                                      386          17,181
  Impax Laboratories Inc.*                          340           4,570
  Immunomedics, Inc.*                               789          15,985
  INAMED Corporation*                               313           9,412
  INCYTE Genomics Inc*                            1,380          26,827
  Ingles Markets, Inc.                              204           2,438
  InKine Pharmaceutical Co. Inc.*                   716           1,117
  Insmed Inc.*                                      689           2,632
  Inspire Pharmaceuticals Inc.*                     340           4,791
  Insurance Auto Auctions, Inc.*                    246           3,569
  Integra LifeSciences Holdings
     Corporation*                                   172           4,530
  Integrated Electrical Services Inc.*              650           3,328
  Interactive Data Corporation*                     768          10,860
  InterMune Inc.*                                   503          24,778
  International Game Technology*                    288          19,670
  International Multifoods Corporation*             323           7,720
  Interneuron Pharmaceuticals, Inc.*                750           8,318
  Interstate Bakeries Corporation                   593          14,339
  Invacare Corp.                                    433          14,596
  Intuitive Surgical Inc.*                          640           6,419
  Inverness Medical Technology Inc.*                109           1,967
  Isis Pharmaceuticals, Inc.*                       669          14,845
  J & J Snack Foods Corporation*                    122           2,983
  KV Pharmaceutical Company*                        467          15,159
  Kelly Services, Inc.                              335           7,333
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 15.51%
(CONTINUED)
  Kendle International Inc.*                        203  $        4,092
  Keryx Biopharmaceuticals Inc.*                    261           1,905
  Kforce, Inc.*                                     517           3,252
  Korn/Ferry International*                         786           8,371
  Kos Pharmaceuticals Inc.*                         100           3,460
  Kosan Biosciences, Inc.*                          287           2,293
  Kroll Inc.*                                       312           4,711
  La Jolla Pharmaceutical Co.*                      667           5,963
  Labor Ready, Inc.*                                850           4,344
  Lance, Inc.                                       498           7,116
  Landauer, Inc.                                    167           5,653
  Large Scale Biology Corporation*                  269           1,211
  Learning Tree International, Inc.*                246           6,863
  Lexicon Genetics Inc.*                            670           7,732
  LifePoint Hospitals Inc.*                         807          27,468
  Ligand Pharmaceuticals Inc.*                      835          14,946
  Luminex Corporation*                              334           5,665
  MGI Pharma, Inc.*                                 354           5,409
  MacroChem Corp.*                                  445           1,357
  Magellan Health Services Inc.*                    485           3,080
  Mail-Well Inc.*                                   649           2,661
  The Management Network Group Inc.*                191           1,318
  Martek Biosciences Corp.*                         316           6,873
  Matrix Pharmaceutical, Inc.*                      549             862
  Maui Land & Pineapple Company, Inc.*               45           1,080
  Maxim Pharmaceuticals, Inc.*                      488           3,367
  Maxygen Inc.*                                     608          10,683
  MAXIMUS, Inc.*                                    242          10,179
  McGrath RentCorp                                  141           5,290
  Med-Design Corporation (The)*                     153           3,014
  The Medicines Company*                            412           4,775
  MedQuist, Inc.*                                   216           6,318
  MemberWorks Inc.*                                 205           2,872
  Mentor Corporation                                447          12,766
  Microvision, Inc.*                                207           2,948
  Mid-Atlantic Medical Services Inc.*             1,000          22,699
  Midas Inc.                                        314           3,611
  Miravant Medical Technologies*                    289           2,777
  Modis Proessional Inc.*                         1,918          13,694
  The Robert Mondavi Corporation*                   175           6,650
  Nabi*                                             795           8,204
  NBTY Inc.*                                        896          10,483
  NCO Group Inc.*                                   383           8,771
  NPS Pharmaceuticals, Inc.*                        574          21,983
  Nanogen, Inc.*                                    275           1,587
  NaPro BioTherapeutics, Inc.*                      493           5,620
  Nash Finch Co.                                    225           6,998
  National Beverage Corporation*                     75             889
  National HealthCare Corporation*                  171           2,628
  National Processing Inc.*                         144           4,680
  Nature's Sunshine Products, Inc.                  243           2,853
  Navigant Consulting, Inc.*                        841           4,626
  Neose Technologies, Inc.*                         244           8,935
  NeoPharm, Inc.*                                   236           5,912
  Neurogen Corp.*                                   258           4,510
  Neurocrine Biosciences, Inc.*                     490          25,140
  New England Business Service, Inc.                235           4,500
  New Horizons Worldwide, Inc.*                     137           1,576
  North American Scientific, Inc.*                  148           1,983
  Northfield Laboratories Inc.*                     222           1,905
  Novavax, Inc.*                                    297           4,188

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 15.51%
(CONTINUED)
  Noven Pharmaceuticals, Inc.*                      467  $        8,289
  Novoste Corp.*                                    310           2,709
  Ocular Sciences Inc.*                             352           8,202
  On Assignment, Inc.*                              447          10,268
  ONYX Pharmaceuticals, Inc.*                       387           1,981
  Option Care, Inc.*                                121           2,366
  OraSure Technologies Inc.*                        537           6,525
  Orchid Biosciences Inc.*                          702           3,861
  Organogenesis Inc.*                               625           3,000
  PDI, Inc.*                                        161           3,594
  PSS World Medical Inc.*                         1,491          12,166
  PacifiCare Health Systems Inc.*                   582           9,312
  Pain Therapeutics Inc.*                           334           3,059
  Paradigm Genetics, Inc.*                          365           2,081
  PAREXEL International Corp.*                      517           7,419
  Pathmark Stores Inc.*                             632          15,584
  Pediatrix Medical Group, Inc.*                    419          14,211
  Pennzoil-Quaker State Co.                       1,658          23,956
  Penwest Pharmaceuticals Company*                  235           4,712
  Peregrine Pharmaceuticals, Inc.*                2,025           6,946
  Performance Food Group Company*                   768          27,011
  Perrigo Co.*                                    1,275          15,071
  Pharmacyclics, Inc.*                              338           3,360
  Pharmaceutical Resources, Inc.*                   363          12,269
  Pharmos Corporation*                            1,140           2,679
  Pharmacopeia, Inc.*                               462           6,417
  Pilgrim's Pride Corp.                             315           4,268
  Playtex Products, Inc.*                           559           5,450
  Plexus Corp.*                                     868          23,052
  PolyMedica Corporation*                           246           4,084
  Possis Medical, Inc.*                             351           6,114
  POZEN Inc.*                                       408           2,142
  Praecis Pharmaceuticals Inc.*                   1,066           6,204
  Pre-Paid Legal Services, Inc.*                    322           7,052
  Profit Recovery Group
     International, Inc. (The)*                     763           6,218
  Progenics Pharmaceuticals Inc.*                   167           3,084
  Province Healthcare Company*                      657          20,275
  Ralcorp Holdings, Inc.*                           628          14,256
  Regeneron Pharmaceuticals, Inc.*                  547          15,404
  Regeneration Technologies Inc*                    289           2,945
  RehabCare Group, Inc.*                            326           9,650
  Renal Care Group Inc.*                            996          31,972
  Rent-A-Center, Inc.*                              148           4,968
  Rent-Way, Inc.*                                   511           3,061
  Resources Connection, Inc.*                       136           3,581
  Respironics, Inc.*                                712          24,664
  Revlon, Inc.*                                     165           1,099
  Ribozyme Pharmaceuticals, Inc.*                   236           1,079
  Rigel Pharmaceuticals, Inc.*                      543           2,525
  Right Management Consultants, Inc.*               195           3,374
  RightCHOICE Managed Care, Inc.*                    81           5,669
  Riviana Foods Inc.                                122           2,166
  Rollins, Inc.                                     303           6,060
  Ruddick Corp.                                     636          10,170
  Russ Berrie and Company Inc.                      192           5,760
  SRI/Surgical Express Inc.*                         41             656
  Sanderson Farms, Inc.                             100           2,135
  Sangamo BioSciences Inc.*                         206           1,924
  Sangstat Medical Corporation*                     362           7,110
  SciClone Pharmaceuticals, Inc.*                   677           2,031
  Scios Inc.*                                       829          19,705
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 15.51%
(CONTINUED)
  Scotts Co. (The)*                                 324  $       15,422
  Seaboard Corp.                                      8           2,448
  Seattle Genetics Inc.*                            147             838
  Select Medical Corp.*                             195           3,136
  Sensient Technologies Corp.                     1,010          21,018
  Sequenom, Inc.*                                   393           4,193
  Serologicals Corporation*                         375           8,063
  Sierra Health Services, Inc.*                     501           4,058
  Smucker (J.M.) Co.                                394          13,940
  Sola International Inc.*                          471           9,137
  SonoSite Inc.*                                    182           4,676
  Sotheby's Holdings, Inc.*                         421           6,993
  Spartan Stores Inc.*                              407           4,868
  Specialty Laboratories Inc.*                      105           2,886
  Spherion Corp.*                                 1,100          10,736
  Standard Commercial Corp.                         213           3,515
  Standard Register Co. (The)                       277           5,133
  Star Scientific Inc.*                             426           1,078
  StarTek Inc.*                                     167           3,165
  STERIS Corp.*                                   1,362          24,884
  Stewart Enterprises, Inc.*                      2,010          12,040
  Strayer Education, Inc.                           122           5,944
  Sunrise Assisted Living, Inc.*                    360          10,480
  SuperGen, Inc.*                                   350           5,012
  SurModics Inc.*                                   274           9,990
  Sybron Dental Specialties Inc.*                   738          15,926
  Sylvan Learning Systems, Inc.*                    623          13,750
  Syncor International Corporation*                 410          11,742
  Tanox Inc.*                                       494           9,140
  Targeted Genetics Corporation*                    783           2,122
  Techne Corporation*                               869          32,023
  Tejon Ranch Co.*                                  149           3,563
  Telik, Inc.*                                      365           4,928
  TeleTech Holdings, Inc.*                          742          10,633
  Texas Biotechnology Corporation*                  918           5,967
  Theragenics Corporation*                          621           6,123
  Third Wave Technologies Inc.*                     158           1,161
  Thoratec Laboratories Corporation*                739          12,563
  3-Dimensional Pharmaceuticals Inc.*               128           1,087
  Titan Pharmaceuticals, Inc.*                      517           5,072
  Transgenomic Inc.*                                246           2,706
  Transkaryotic Therapies, Inc.*                    418          17,890
  Triangle Pharmaceuticals, Inc.*                   589           2,362
  Trico Marine Services, Inc.*                      518           3,911
  Trimeris Inc.*                                    364          16,369
  TriPath Imaging Inc.*                             481           3,622
  Tularik Inc.*                                     400           9,608
  Tupperware Corp.                                1,081          20,809
  U S Physical Therapy, Inc.*                        60             970
  US Oncology Inc.*                               1,981          14,936
  United Natural Foods, Inc.*                       190           4,750
  United Therapeutics Corporation*                  316           3,290
  Universal Corp.                                   573          20,861
  Urologix, Inc.*                                   226           4,531
  VI Technologies Inc.*                             109             758
  Valentis Inc.*                                    623           1,931
  Vasomedical, Inc.*                              1,195           4,422
  VaxGen, Inc.*                                     171           1,984
  Vector Group Ltd.                                 311          10,216
  Ventana Medical Systems, Inc.*                    253           5,723
  Versicor Inc.*                                    290           5,902

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 15.51%
(CONTINUED)
  Vialta Inc.*                                      742  $          920
  Vical Inc.*                                       420           5,141
  VidaMed, Inc.*                                    736           5,756
  Vion Pharmaceuticals Inc.*                        549           2,421
  ViroPharma Inc.*                                  370           8,492
  VISX Inc.*                                      1,062          14,072
  Vital Signs, Inc.                                 109           3,804
  Volt Information Sciences, Inc.*                  169           2,890
  WD-40 Co.                                         324           8,635
  Wackenhut Corporation*                            181           4,489
  Wackenhut Corrections Corporation*                174           2,412
  Wallace Computer Services, Inc.                   799          15,173
  Watson Wyatt & Co. Holdings*                      193           4,207
  West Co., Inc.                                    210           5,586
  Wild Oats Markets, Inc.*                          339           3,366
  Wireless Facilities, Inc.*                        470           3,163
  Yankee Candle Company Inc.*                       315           7,138
  Zoll Medical Corporation*                         186           7,243
                                                         --------------
                                                              3,335,867
                                                         --------------
DIVERSIFIED - .04%
  Resource America, Inc.                            322           3,007
  Walter Industries, Inc.                           653           7,386
                                                         --------------
                                                                 10,393
                                                         --------------
ENERGY - 2.38%
  ATP Oil & Gas Corporation*                        126             375
  Atwood Oceanics, Inc.*                            193           6,726
  Berry Petroleum Company                           355           5,574
  Tom Brown Inc.*                                   696          18,799
  Cabot Oil & Gas Corporaiton                       575          13,829
  Cal Dive International Inc.*                      681          16,807
  Callon Petroleum Co.*                             244           1,671
  Carbo Ceramics Inc.                               149           5,835
  Chesapeake Energy Corporation*                  2,935          19,400
  Chiles Offshore Inc.*                             149           2,964
  Comstock Resources, Inc.*                         484           3,388
  Denbury Resources Inc.*                           349           2,551
  Dril-Quip, Inc*                                   130           3,133
  EEX Corporation*                                  653           1,202
  Emex Corp.*                                       275             853
  Encore Acquisition Company*                       150           1,997
  Energy Partners Ltd.*                             459           3,465
  Evergreen Resources, Inc.*                        346          13,359
  Frontier Oil Corporation                          553           9,202
  FuelCell Energy Inc.*                             560          10,158
  Grey Wolf, Inc.*                                2,992           8,886
  Gulf Island Fabrication Inc.*                     160           2,002
  H Power Corporation*                              517           1,613
  Headwaters Inc.*                                  481           5,512
  Holly Corporation                                 172           3,311
  Horizon Offshore Inc.*                            303           2,285
  Houston Exploration Company*                      202           6,783
  Hydril Company*                                   269           4,742
  Input/Output, Inc.*                               951           7,808
  KCS Energy, Inc.*                                 528           1,647
  Key Energy Services Inc.*                       1,958          18,014
  Key Production Co., Inc.*                         293           4,981
  Lone Star Technologies, Inc.*                     522           9,187
  Lufkin Industries, Inc.                           115           3,082
  Magnum Hunter Resources, Inc.*                    605           5,022
                                                 SHARES           VALUE

                                                     ------------------
ENERGY - 2.38% (CONTINUED)
  McMoRan Exploration Co.*                          272  $        1,575
  Meridian Resource Corporation*                    719           2,869
  Millennium Cell Inc.*                             334           1,743
  Natco Group Inc.*                                 195           1,365
  Newpark Resources, Inc.*                        1,372          10,839
  Nuevo Energy Company*                             301           4,515
  Oceaneering International, Inc.*                  458          10,131
  Oil States International, Inc.*                   210           1,911
  OSCA Inc.*                                        140           2,919
  PYR Energy Corporation*                           303             600
  Parker Drilling Co.*                            1,808           6,672
  Patina Oil & Gas Corporation                      366          10,065
  Penn Virginia Corp.                               165           5,627
  Petroquest Energy Inc.*                           469           2,495
  Plains Resources Inc.*                            332           8,171
  Prima Energy Corp.*                               204           4,437
  Prize Energy Corporation*                          83           1,919
  Pure Resources Inc.*                              281           5,648
  Quicksilver Resources Inc.*                       169           3,219
  RPC, Inc.                                         224           3,954
  Range Resources Corporation*                    1,000           4,550
  Remington Oil and Gas Corporation*                333           5,761
  St. Mary Land & Exploration Company               591          12,522
  SEACOR SMIT Inc.*                                 357          16,564
  Seitel, Inc.*                                     418           5,685
  Spinnaker Exploration Company*                    402          16,546
  Stone Energy Corp.*                               449          17,736
  Superior Energy Services, Inc.*                   909           7,863
  Swift Energy Co.*                                 483           9,757
  Syntroleum Corporation*                           451           3,202
  Tesoro Petroleum Corporation*                     557           7,302
  TETRA Technologies, Inc.*                         249           5,217
  3TEC Energy Corporation*                          286           4,004
  TransMontaigne Inc.*                              327           1,782
  Unit Corporation*                                 754           9,727
  Universal Compression Holdings Inc.*              213           6,281
  Veritas DGC Inc.*                                 667          12,340
  Vintage Petroleum, Inc.                         1,022          14,767
  W-H Energy Services, Inc.*                        384           7,315
  Western Gas Resources, Inc.                       422          13,638
  Westport Resources Corp.*                         630          10,931
  Clayton Williams Energy, Inc.*                     96           1,258
                                                         --------------
                                                                511,585
                                                         --------------
FINANCIAL - 15.06%
  Amli Residential Properties Trust                 279           7,036
  Acadia Realty Trust                               394           2,502
  ADVANTA Corporation                               467           4,642
  Affiliated Managers Group Inc.*                   463          32,632
  Alabama National BanCorporation                   190           6,405
  Alexander's, Inc.*                                 35           1,992
  Alexandria Real Estate Equities Inc.              310          12,741
  Alfa Corporation                                  821          18,423
  AMCORE Financial, Inc.                            541          12,091
  American Captial Strategies Ltd.                  527          14,940
  American Financial Holdings Inc.                  576          14,636
  American Physicians Capital, Inc.*                244           5,307
  AmerUS Group Company                              630          22,579
  Anchor BanCorp Wisconsin Inc.                     410           7,273
  Annaly Mortgage Management, Inc.                  936          14,976
  Anthracite Capital Inc.                           663           7,286

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 15.06% (CONTINUED)
  Arden Group, Inc.*                                 31  $        1,860
  Area Bancshares Corporation                       315           6,133
  Argonaut Group, Inc.                              457           8,943
  Arrow Financial Corporation                       133           3,882
  Associated Estates Realty Corporation             338           3,103
  Avatar Holdings Inc.*                             104           2,450
  BKF Capital Group Inc.*                           120           3,444
  BOK Financial Corp.*                              243           7,657
  BRE Properties, Inc.                              973          30,124
  BSB Bancorp, Inc.                                 186           4,410
  Baldwin & Lyons, Inc.                             134           3,430
  BancFirst Ohio Corp.                              163           3,936
  BancFirst Corp.                                    86           2,984
  BancorpSouth, Inc.                              1,753          29,100
  Bank of Granite Corporation                       233           4,606
  Bank Mutual Corporation                           234           3,576
  BankAtlantic Bancorp                              445           4,085
  BankUnited Financial Corporation*                 298           4,425
  Banner Corp.                                      223           3,771
  Bay View Capital Corporation*                   1,188           8,708
  Bedford Property Investors, Inc.                  325           7,313
  Berkley (W. R.) Corp.                             398          21,373
  Boston Private Financial Holdings Inc.            246           5,429
  Boykin Lodging Co.                                360           2,869
  Brandywine Realty Trust                           534          11,251
  Brookline Bancorp Inc.                            252           4,143
  Brown & Brown, Inc.                               846          23,096
  Burnham Pacific Properties, Inc.                  485           1,998
  CBL & Associates Properties, Inc.                 428          13,482
  CCBT Financial Companies, Inc.                    181           4,272
  CFS Bancorp Inc.                                  337           4,836
  CPB Inc.                                          153           4,500
  CNA Surety Corporation                            321           4,976
  CVB Financial Corp.                               436          10,202
  Camden Property Trust                             749          27,488
  Capital City Bank Group Inc.                      141           3,416
  Capital Automotive REIT                           325           6,464
  Capitol Federal Financial                         594          12,379
  Capitol Transamerica Corp.                        191           3,142
  Capstead Mortgage Corporation                     182           4,277
  Cathay Bancorp, Inc.                              164          10,504
  Centennial Bancorp                                439           3,240
  Centerpoint Properties Trust                      431          21,464
  Central Coast Bancorp*                            123           2,706
  Charter Municipal Mortgage Acceptance
     Company                                        642          10,433
  Chateau Communities, Inc.                         426          12,737
  Chelsea Property Group Inc.                       282          13,846
  Chemical Financial Corporation                    473          14,251
  Chittenden Corp.                                  633          17,471
  Citizens Banking Corp.                            976          32,091
  Citizens, Inc.*                                   408           5,161
  City Bank                                         196           4,696
  City Holding Company*                             354           4,262
  Coastal Bancorp, Inc.                              87           2,514
  CoBiz, Inc.                                       147           1,985
  Colonial BancGroup, Inc. (The)                  2,322          32,717
  Colonial Properties Trust                         306           9,532
  Columbia Banking System, Inc.*                    275           3,589
  Commerce Group Inc                                524          19,750
  Commercial Federal Corporation                  1,077          25,310
  Commercial Net Lease Realty, Inc                  640           8,320
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 15.06% (CONTINUED)
  Commonwealth Bancorp, Inc.                        182  $        4,031
  Community Bank System, Inc                        149           3,904
  Community Banks, Inc.                             146           3,942
  Community First Bankshares, Inc.                  775          19,910
  Community Trust Bancorp Inc.                      217           5,154
  CompuCredit Corporation*                          235           2,764
  Connecticut Bancshares, Inc.                      236           6,101
  Cornerstone Realty Income Trust, Inc.             995          11,293
  Corporate Office Properties Trust Inc.            185           2,196
  Corrections Corporation of America*               523           9,707
  CORUS Bankshares, Inc.                            190           8,626
  Cousins Properties Inc.                           746          18,173
  Crawford & Company                                727           8,520
  Credit Acceptance Corporation*                    272           2,421
  Crown American Realty Trust                       443           3,455
  DVI, Inc.*                                        255           4,386
  Delphi Financial Group, Inc.                      273           9,091
  Developers Diversified Realty Corp.             1,049          20,036
  Dime Community Bancorp, Inc                       291           8,165
  Doral Financial Corporation                       699          21,816
  Downey Financial Corp.                            416          17,160
  East West Bancorp Inc.                            484          12,463
  EastGroup Properties Inc                          333           7,682
  Entertainment Properties Trust                    309           5,979
  Equity Inns, Inc.                                 773           5,117
  Equity One Inc.                                    26             357
  Essex Property Trust, Inc.                        301          14,872
  F&M Bancorp                                       231           5,879
  FBL Financial Group, Inc.                         244           4,070
  FEI Company*                                      315           9,926
  F N B Corp.                                       496          13,070
  Farmers Capital Bank Corp.                        146           5,354
  Federal Agricultural Mortgage
     Corporation*                                   169           6,845
  Federal Realty Investment Trust                   748          17,204
  Federal Signal                                    955          21,268
  FelCor Lodging Trust, Inc.                        629          10,511
  Fidelity Bankshares, Inc.                         330           5,270
  Financial Federal Corp.*                          221           6,906
  Financial Institutions, Inc.                      174           4,072
  FINOVA Group Inc.*                              1,200             732
  First American Corp.                            1,415          26,517
  FirstBank Puerto Rico                             442          12,597
  First Bancorp                                     138           3,112
  First Banks America, Inc.*                         17             536
  First Busey Corp.                                 186           3,995
  First Charter Corporation                         665          11,245
  First Citizens BancShares, Inc.                   127          12,414
  First Commonwealth Financial
     Corporation                                  1,222          14,077
  First Community Bancshares Inc.                   168           4,951
  First Federal Capital Corporation                 318           4,993
  First Essex Bancorp, Inc.                         134           3,776
  First Financial Bancorp                           771          13,608
  First Financial Bankshares, Inc.                  226           6,803
  First Financial Corp.                             140           6,139
  First Financial Holdings, Inc.                    280           6,768
  First Industrial Realty Trust, Inc.               828          25,751
  First Indiana Corporation                         197           4,316
  First Merchants Corporation                       226           5,429
  First Midwest Bancorp, Inc.                     1,065          31,087
  First Niagara Financial Group Inc.                204           3,433
  First Place Financial Corp.                       323           5,087

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 15.06% (CONTINUED)
  First Republic Bank*                              223  $        5,385
  First Sentinel Bancorp Inc.                       562           7,036
  1st Source Corporation                            272           5,630
  FirstFed Financial Corp.*                         362           9,278
  Flagstar Bancorp Inc.                             138           2,778
  Flushing Financial Corp.                          225           4,005
  Forest City Enterprises, Inc.                     514          19,892
  Fremont General Corp.                           1,201           9,392
  Friedman, Billings, Ramsey Group Inc.*            508           2,637
  Frontier Financial Corporation                    366           9,575
  GBC Bancorp                                       167           4,927
  Gabelli Asset Management Inc.*                    110           4,752
  Gables Residential Trust                          488          14,445
  German American Bancorp                           198           3,208
  Getty Realty Corporation                          139           2,620
  Glacier Bancorp, Inc.                             284           5,913
  Glenborough Realty Trust Inc.                     407           7,896
  Glimcher Realty Trust                             510           9,603
  Gold Banc Corporation, Inc.                       641           4,558
  Great American Financial Resources
     Inc.                                           123           2,306
  Great Lakes REIT Inc.                             257           4,112
  Great Southern Bancorp, Inc.                      119           3,630
  Greater Bay Bancorp                               996          28,466
  HRP Properties Trust                            2,741          23,737
  Hancock Holding Company                           160           6,886
  Harbor Florida Bancshares Inc.                    465           7,905
  Harleysville Group Inc.                           612          14,621
  Harleysville National Corp.                       384           9,043
  Healthcare Realty Trust Inc.                      851          23,828
  Health Care REIT, Inc.                            606          14,756
  HealthExtras Inc.*                                241           1,376
  Highwoods Properties, Inc.                      1,130          29,324
  Hilb, Rogal & Hamilton Co.                        285          15,974
  Home Properties of New York, Inc.                 370          11,692
  Horace Mann Educators Corporation                 850          18,037
  Hudson River Bancorp, Inc.                        321           7,030
  Hudson United Bancorp                             985          28,270
  IRT Property Company                              636           6,742
  IBERIABANK Corp.                                  117           3,243
  Independence Community Bank
     Corporation                                  1,247          28,382
  Independent Bank Corp.                            258           5,544
  Independent Bank Corp.                            252           7,006
  Insignia Financial Group Inc.*                    398           4,298
  Innkeepers USA Trust                              484           4,743
  Integra Bank Corp.                                365           7,643
  International Bancshares Corp.                    350          14,753
  Investors Real Estate Trust                       439           4,127
  Irwin Financial Corp.                             192           3,264
  JDN Realty Corp.                                  690           8,508
  JP Realty, Inc.                                   231           5,495
  Jefferies Group, Inc.                             466          19,716
  Jones Lang LaSalle Inc.*                          625          11,281
  Kansas City Life Insurance Co.                    129           4,786
  Keystone Property Trust Corp.                     142           1,859
  Kilroy Realty Corporation                         513          13,477
  Koger Equity, Inc.                                562           9,161
  Kramont Realty Trust                              393           5,738
  LNR Property Corporation                          461          14,374
  La Quinta Properties, Inc.*                     2,698          15,487
  Landenburg Thalmann*                              108              94
  Lakeland Bancorp Inc.                             242           3,945
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 15.06% (CONTINUED)
  LandAmerica Financial Group, Inc                  378  $       10,849
  LaSalle Hotel Properties                          256           3,005
  Lexington Corporate Properties Trust              330           5,115
  Local Finance Corporation*                        397           5,554
  MAF Bancorp, Inc.                                 387          11,417
  MB Financial, Inc.*                               117           3,181
  Macerich Co. (The)                                654          17,396
  Main Street Banks Inc.                            201           3,296
  Manufactured Home Communities, Inc.               293           9,145
  Medallion Financial Corp.                         231           1,825
  Medford Bancorp Inc.                              135           2,857
  Meemic Holdings Inc.*                              22             480
  MeriStar Hospitality Corporation                  792          11,246
  MicroFinancial Incorporated                       147           1,507
  Mid-America Apartment Communities Inc.            295           7,759
  Mid-Atlantic Realty Trust                         268           4,167
  Mid-State Bancshares                              460           7,489
  Mid-America Bancorp                               183           6,057
  Midland Co.                                        83           3,635
  Midwest Banc Holdings, Inc.                       122           2,593
  The Mills Corporation                             325           8,606
  Mission West Properties, Inc.                     321           4,083
  Mississippi Valley Bancshares, Inc.               121           4,743
  NBC Capital Corporation                           111           3,409
  NBT Bancorp Inc.                                  499           7,231
  NYMAGIC, INC.                                      69           1,110
  National Golf Properties, Inc.                    208           1,845
  National Health Investors, Inc.                   436           6,453
  National Penn Bancshares, Inc.                    376           8,271
  National Western Life Insurance Co.*               45           5,004
  Nationwide Health Properties Inc.                 970          18,129
  New Century Financial Corporation*                180           2,435
  New York Community Bancorp Inc.                 1,750          40,023
  Northwest Bancorp Inc.                            255           2,917
  OceanFirst Financial Corporation                  166           4,011
  Ocwen Financial Corporation*                      769           6,521
  Ohio Casualty Corporation*                      1,173          18,827
  Old Second Bancorp Inc                            122           4,809
  Omega Financial Corp.                             174           5,594
  Oriental Financial Group Inc.                     230           4,278
  PFF Bancorp, Inc.                                 241           6,652
  PICO Holdings, Inc.*                              224           2,800
  PMA Capital Corporation                           347           6,697
  PS Business Parks Inc                             235           7,403
  Pacific Capital Bancorp                           558          15,507
  Pacific Northwest Bancorp                         288           5,892
  Pan Pacific Retail Properties Inc.                491          14,102
  Park National Corp.                               245          22,724
  Parkway Properties, Inc.                          175           5,810
  PennFed Financial Services, Inc.                  124           3,078
  Pennsylvania Real Estate Investment
     Trust                                          239           5,545
  Peoples Holding Co. (The)                         127           4,699
  Philadelphia Consolidated Holding
     Corp.*                                         156           5,883
  Pinnacle Holdings Inc.*                           887             302
  Port Financial Corp.                              142           3,702
  Post Properties, Inc.                             814          28,905
  Prentiss Properties Trust                         646          17,733
  Presidential Life Corporation                     454           9,334
  Prime Group Realty Trust                          122           1,126
  ProAssurance Corp.*                               411           7,225
  Promistar Financial Corp.                         314           7,677

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 15.06% (CONTINUED)
  Prosperity Bancshares, Inc.                       115  $        3,104
  Provident Bancorp, Inc.                            66           1,927
  Provident Bankshares Corporation                  513          12,466
  Quaker City Bancorp, Inc.*                         79           2,358
  R&G Financial Corporation                         199           3,411
  RFS Hotel Investors Inc.                          523           5,952
  RLI Corp.                                         139           6,255
  Raymond James Financial, Inc.                     790          28,061
  Realty Income Corp.                               618          18,169
  Reckson Associates Realty Corporation             704          16,445
  Redwood Trust, Inc.                               106           2,568
  Regency Centers Corporation                       486          13,487
  Republic Bancshares, Inc.*                         93           1,209
  Republic Bancorp Inc                              147           1,983
  Republic Bancorp Inc.                           1,021          14,141
  Riggs National Corp.                              267           3,730
  Royal Bancshares of
     Pennsylvania, Inc.                              74           1,491
  S&T Bancorp, Inc.                                 495          12,019
  SCPIE Holdings Inc.                               185           5,411
  SL Green Realty Corporation                       452          13,881
  SWS Group, Inc.                                   286           7,279
  S Y Bancorp Inc.                                  115           3,830
  St. Francis Capital Corporation                   157           3,631
  Sandy Spring Bancorp Inc.                         302           9,606
  Santander Bancorp                                 166           3,222
  Saul Centers, Inc.                                217           4,633
  Seacoast Banking Corp. of Florida                  77           3,573
  Seacoast Financial Services
     Corporation                                    521           8,935
  Second Bancorp Inc.                               183           3,955
  Selective Insurance Group, Inc.                   532          11,560
  Senior Housing Properties Trust                   272           3,784
  Shurgard Storage Centers, Inc.                    627          20,064
  Silicon Valley Bancshares*                        934          24,966
  Simmons First National Corp.                      153           4,919
  SoundView Technology Group, Inc.*               1,101           2,565
  South Financial Group Inc.                        893          15,851
  Southwest Bancorporation of
     Texas, Inc.*                                   542          16,406
  Sovran Self Storage, Inc.                         256           7,974
  StanCorp Financial Group Inc.                     654          30,902
  State Auto Financial Corp.                        260           4,222
  Staten Island Bancorp Inc.                      1,274          20,779
  Sterling Bancshares, Inc.                         690           8,639
  Sterling Bancorp                                  182           5,314
  Sterling Financial Corp.                          236           5,749
  Stewart Information Services Corp.*               222           4,385
  Storage USA, Inc.                                 322          13,556
  Student Loan Corp.                                 84           6,770
  Suffolk Bancorp                                   124           6,765
  Summit Properties Inc.                            524          13,110
  Sun Communities, Inc.                             313          11,659
  Susquehanna Bancshares, Inc.                      823          17,160
  Tanger Factory Outlet Centers, Inc.               109           2,273
  Taubman Centers, Inc.                             604           8,969
  Texas Regional Bancshares, Inc.                   288          10,901
  Thornburg Mortgage Asset Corporation              456           8,983
  Tompkins Trustco Inc.                             137           5,514
  Town & Country Trust (The)                        297           6,207
  Trammell Crow Company*                            480           5,616
  Triad Guaranty Inc.*                              142           5,150
  Troy Financial Corporation                         88           2,182
  Trust Company of New Jersey                       414          10,433
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 15.06% (CONTINUED)
  TrustCo Bank Corp                               1,497  $       18,817
  UCBH Holdings, Inc.                               396          11,262
  UICI*                                             803          10,841
  UMB Financial Corp.                               360          14,406
  U S B Holding Company Inc.                        231           3,892
  U.S. Restaurant Properties Inc.                   375           5,468
  UNB Corporation                                   220           4,081
  Umpqua Holdings Corporation                       303           4,091
  United Community Financial Corp.                  692           4,982
  United Bankshares, Inc.                           871          25,136
  United Dominion Realty Trust, Inc.              2,125          30,599
  United Fire & Casualty Co.                        133           3,808
  United National Bancorp                           316           7,587
  Universal American Financial Corp.*               840           5,704
  Universal Health Realty Income Trust              189           4,442
  Vencor, Inc.                                    1,267          14,571
  Vesta Insurance Group, Inc.                       513           4,104
  WFS Financial Inc.*                               182           4,370
  W Holding Company, Inc.                           571           9,250
  WSFS Financial Corporation                        178           3,088
  Washington Real Estate Investment
     Trust                                          756          18,816
  Washington Trust Bancorp Inc.                     252           4,788
  Waypoint Financial Corp.                          733          11,054
  Weingarten Realty Investors                       591          28,367
  Wesbanco, Inc.                                    381           8,051
  West Coast Bancorp                                342           4,761
  Westamerica Bancorporation                        709          28,054
  Westcorp Inc.                                     202           3,771
  Whitney Holding Corporation                       552          24,204
  Winston Hotels, Inc.                              295           2,283
  WIntrust Financial Corporation                    142           4,341
  World Acceptance Corporation*                     249           1,818
  Zenith National Insurance Corporation             172           4,806
                                                         --------------
                                                              3,238,164
                                                         --------------
INDUSTRIAL - 11.07%
  AAR Corporation                                   504           4,541
  ACT Manufacturing, Inc.*                          213               2
  AEP Industries Inc.*                               33             791
  AGCO Corp.                                      1,374          21,682
  Active Power Inc.*                                656           4,461
  Advanced Energy Industries, Inc.*                 387          10,310
  Airborne, Inc.                                  1,009          14,963
  Albany International Corporation                  325           7,053
  Alexander & Baldwin, Inc.                         850          22,695
  Alliant Techsystems Inc.*                         441          34,045
  AMERCO*                                           273           5,138
  American Superconductor Corporation*              424           5,198
  Ameron International Corporation                   76           5,259
  AMETEK, Inc.                                      692          22,068
  Analogic Corporation                              138           5,314
  Apogee Enterprises, Inc.                          592           9,365
  Applied Industrial Technologies Inc.              366           6,826
  AptarGroup, Inc.                                  678          23,750
  Arkansas Best Corporation*                        361          10,404
  Armor Holdings Inc.*                              340           9,177
  Armstrong Holdings, Inc.*                         808           2,755
  Artesyn Technologies Inc*                         712           6,629
  Astec Industries, Inc.*                           318           4,598
  Atlas Air Worldwide Holdings, Inc.*               345           5,054
  BEI Technologies Inc.                             225           3,924

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 11.07% (CONTINUED)
  BMC Industries, Inc.                              576  $        1,187
  Baldor Electric Co.                               494          10,325
  Ball Corp.                                        578          40,865
  Barnes Group Inc.                                 343           8,229
  BE Aerospace, Inc.*                               558           5,117
  Beacon Power Corp.*                               636             827
  Bel Fuse Inc.                                     180           4,509
  Belden Inc.                                       515          12,128
  Benchmark Electronics, Inc.*                      411           7,793
  Brady Corp.                                       374          13,688
  Briggs & Stratton Corp.                           453          19,343
  Brooks Automation, Inc.*                          365          14,845
  Butler Manufacturing Co.                          107           2,964
  C&D Technologies Inc.                             548          12,522
  CTS Corp.                                         583           9,270
  CUNO Inc.*                                        317           9,669
  Calgon Carbon Corporation                         697           5,820
  Carlisle Companies, Inc.                          635          23,482
  Castella Waste Systems Inc.*                      372           5,509
  Castle (A.M.) & Co.                               136           1,115
  Catalytica Energy Systems Inc.*                   270           1,234
  Centex Construction Products Inc.                 137           4,391
  Checkpoint Systems, Inc.*                         597           8,000
  Chesapeake Corporation                            318           8,844
  CIRCOR International Inc.                         180           3,321
  CLARCOR Inc.                                      462          12,543
  Cognex Corporation*                               667          17,082
  Coherent, Inc.*                                   581          17,965
  Commercial Metals Company                         240           8,395
  Concord Camera Corp.*                             499           3,952
  Consolidated Freightways Corporation*             351           1,787
  CoorsTek Inc.*                                    173           5,508
  Covenant Transport, Inc.*                         150           2,394
  Crown Cork & Seal Co., Inc.*                    2,499           6,347
  Cubic Corporation                                 108           5,547
  Curtiss-Wright Corp.                              118           5,635
  Cymer, Inc*                                       640          17,107
  DDi Corporation*                                  869           8,551
  DRS Technologies, Inc.*                           251           8,948
  DSP Group, Inc.*                                  495          11,514
  Daktronics, Inc.*                                 286           2,417
  Dal-Tile International Inc.*                    1,170          27,203
  Dionex Corp.*                                     411          10,485
  Donaldson Company, Inc.                           822          31,926
  Duraswitch Industries Inc.*                        96             816
  Dycom Industries, Inc.*                           892          14,905
  EGL Inc.*                                         718          10,016
  EarthShell Corporation*                           939           1,878
  EDO Corporation                                   174           4,602
  Elcor Corp.                                       403          11,199
  Electro Scientific Industries, Inc.*              567          17,016
  EMCOR Group, Inc.*                                160           7,264
  Encore Wire Corporation*                          275           3,328
  Energy Conversion Devices, Inc.*                  267           5,065
  Engineered Support Systems, Inc.                  138           4,721
  ESCO Technologies Inc.*                           226           7,795
  Esterline Technologies Corporation*               433           6,932
  Excel Technology, Inc.*                           177           3,080
  FLIR Systems, Inc.*                               221           8,380
  Fairchild Corp. (The)*                            267             774
  Fisher Scientific International Inc.*           1,130          32,996
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 11.07% (CONTINUED)
  Florida East Coast Industries, Inc.               477  $       11,043
  Florida Rock Industries, Inc.                     390          14,266
  Flow International Corporation*                   274           3,389
  Flowserve Corp.*                                  796          21,182
  Foamex International, Inc.*                       344           2,786
  Forward Air Corporation*                          322          10,922
  Franklin Electric Co., Inc.                        90           7,380
  Gardner Denver Inc.*                              306           6,830
  GenCorp Inc.                                      654           9,228
  General Cable Corporation                         686           8,987
  Genlyte Group Inc.*                               250           7,440
  GenTek Inc.                                        86             147
  Gerber Scientific, Inc.                           389           3,618
  Gorman-Rupp Company                               154           4,135
  Graco Inc.                                        646          25,226
  Granite Construction Inc.                         655          15,772
  Greif Bros. Corp.                                 271           8,929
  Griffon Corp.*                                    555           8,325
  GulfMark Offshore Inc.*                            96           2,718
  Harsco Corp.                                      835          28,641
  Heartland Express, Inc.*                          311           8,636
  HEICO Corp.                                       201           3,029
  HEICO Corp. Class A*                               20             270
  Hexcel Corporation*                               479           1,475
  Hunt (J.B.) Transport Services, Inc.*             319           7,401
  IDEX Corp.                                        637          21,977
  Identix Inc.*                                     643           9,381
  Imation Corp.*                                    699          15,084
  Insituform Technologies, Inc.*                    496          12,688
  Innovative Solutions and
     Support, Inc.*                                 166           1,290
  Interlogix Inc.*                                  408          15,777
  Intermagnetics General Corporation*               284           7,356
  Interpool, Inc.                                   273           5,255
  Ionics, Inc.*                                     362          10,871
  Itron, Inc.*                                      293           8,878
  Ivex Packaging Corporation*                       332           6,308
  JLG Industries, Inc.                              879           9,361
  Thermo Fibertek Inc.*                              24             348
  Kaman Corporation                                 469           7,316
  Kansas City Southern
     Industries, Inc.*                            1,224          17,295
  Kaydon Corp.                                      582          13,200
  Keithley Instruments, Inc.                        126           2,129
  Kennametal Inc.                                   642          25,853
  Kirby Corp.*                                      391          10,772
  Knight Transportation, Inc.*                      339           6,366
  LSI Industries Inc.                               297           5,168
  Ladish Company Inc.*                              191           2,086
  Lancaster Colony Corporation                      590          20,951
  Landstar System, Inc.*                            179          12,979
  Lawson Products, Inc.                             104           2,704
  LeCroy Corporation*                               148           2,694
  Lennox International Inc.                         900           8,730
  Lincoln Electric Holdings Inc.                    661          16,155
  Lindsay Manufacturing Co.                         210           4,064
  Liqui-Box Corporation                              55           2,269
  Littelfuse, Inc.*                                 381           9,997
  Lydall, Inc.*                                     313           3,130
  MagneTek, Inc.*                                   428           3,856
  Manitowoc Co.                                     509          15,830
  Manufacturers Services Ltd.*                      322           2,013
  Matthews International Corp.                      642          15,780

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 11.07% (CONTINUED)
  Maverick Tube Corp.*                              710  $        9,195
  Measurement Specialties, Inc.*                    145           1,364
  Mechanical Technology, Inc.*                      402           1,101
  Medis Technologies Ltd.*                          175           1,286
  Merix Corporation*                                269           4,640
  Mestek, Inc.*                                      56           1,324
  Methode Electronics Inc.                          707           5,656
  Milacron Inc.                                     329           5,201
  Mine Safety Appliances Co.                        181           7,267
  Molecular Devices Corp.*                          322           6,720
  Moog Inc.*                                        259           5,646
  Mueller Industries Inc.*                          615          20,449
  Myers Industries, Inc.                            344           4,696
  NCH Corporation                                    47           2,451
  NCI Building Systems Inc.*                        333           5,894
  NS Group, Inc.*                                   369           2,760
  NN, Inc.                                          241           2,687
  NACCO Industries, Inc.                            136           7,723
  Nanophase Technologies Corporation*               243           1,431
  National Service Industries, Inc.                 863           1,743
  Nordson Corp.                                     485          12,809
  Nortek, Inc.*                                     177           4,938
  Nu Horizons Electronics Corporation*              307           3,156
  Offshore Logistics, Inc.*                         361           6,411
  Oglebay Norton Company                             59             915
  Orbital Sciences Corporation*                     701           2,895
  Osmonics, Inc.*                                   221           3,098
  Overseas Shipholding Group, Inc.                  572          12,870
  Owens-Illinois, Inc.*                           3,044          30,410
  Park Electrochemical Corp.                        347           9,161
  PAXAR Corp.*                                      753          10,693
  Pemstar Inc.*                                     348           4,176
  Penn Engineering and Manufacturing
     Corp.                                          250           4,188
  Perini Corporation*                               235           1,645
  Photon Dynamics, Inc.*                            267          12,189
  Pioneer-Standard Electronics, Inc.                578           7,341
  Pitt-Des Moines, Inc.                              95           2,945
  The Pittston Company                            1,086          24,001
  Planar Systems, Inc.*                             217           4,579
  Polaroid Corp.*                                   927              74
  Powell Industries, Inc.*                          131           2,459
  Presstek Inc.*                                    643           5,896
  Proton Energy Systems, Inc.*                      695           5,734
  Quanex Corporation                                282           7,981
  Quixote Corp.                                     129           2,451
  RailAmerica, Inc.*                                350           5,061
  Rayovac Corp.*                                    373           6,565
  Recoton Corp.*                                    197           2,679
  Regal-Beloit Corp.                                400           8,720
  Research Frontiers Inc.*                          205           3,436
  Roadway Corporation                               250           9,175
  Robbins & Myers, Inc.                             156           3,652
  Rogers Corporation*                               327           9,908
  ROHN Industries Inc.*                             358             737
  Roper Industries, Inc.                            610          30,195
  Ryder System, Inc.                              1,104          24,454
  SBS Technologies, Inc.*                           299           4,356
  SLI Inc.                                          509           1,328
  SPS Technologies, Inc.*                           203           7,089
  SatCon Technology Corporation*                    177             920
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 11.07% (CONTINUED)
  Sauer-Danfoss Inc.                                213  $        1,704
  Sequa Corp.*                                       72           3,421
  Silgan Holdings, Inc.*                            204           5,337
  Simpson Manufacturing Co., Inc.*                  155           8,882
  Smith (A.O.) Corporation                          207           4,037
  Spectra Physics Inc.*                              77           1,349
  Standex International Corp.                       227           4,937
  Stericycle, Inc.*                                 281          17,107
  Stewart & Stevenson Services, Inc.                522           9,819
  Stoneridge Inc.*                                  263           2,393
  Sturm, Ruger & Co., Inc.                          412           4,936
  SureBeam Corporation*                             141           1,476
  Swift Transportation Co., Inc.*                 1,206          25,941
  TRC Companies, Inc.*                              109           5,450
  TTM Technologies Inc.*                            238           2,409
  Technitrol, Inc.                                  634          17,511
  Tecumseh Products Company                         320          16,202
  Teledyne Technologies Inc.*                       665          10,833
  Tennant Co.                                       191           7,086
  Terex Corporation*                                564           9,893
  Tetra Tech, Inc.*                               1,000          19,910
  Texas Industries, Inc.                            436          16,088
  Thomas & Betts Corp.                            1,220          25,803
  Thomas Industries Inc.                            318           7,950
  Timken Co. (The)                                1,040          16,827
  Titan Corp. (The)*                                997          24,875
  Tredegar Industries, Inc.                         332           6,308
  Trex Company Inc.*                                130           2,469
  Trimble Navigation Ltd.*                          509           8,251
  Trinity Industries, Inc.                          773          21,002
  Triumph Group, Inc.*                              393          12,773
  II-VI Inc.*                                       218           3,756
  UCAR International Inc.*                          953          10,197
  URS Corp.*                                        263           7,209
  USG Corp.                                         774           4,427
  U S Concrete Inc.*                                351           2,317
  United Industrial Corp.                           263           4,405
  U S Industries, Inc.*                           1,559           3,991
  Universal Display Corporation*                    310           2,821
  Universal Forest Products, Inc.                   247           5,170
  UNOVA Inc.*                                       926           5,371
  USFreightways Corp.                               551          17,301
  Valence Technology, Inc.*                         610           2,056
  Valmont Industries, Inc.                          289           4,179
  Varian Inc.*                                      649          21,053
  ViaSystems Group Inc.*                          1,143             720
  Vicor Corp.*                                      475           7,695
  Wabtec Corp.                                      609           7,491
  Waste Connections Inc.*                           568          17,602
  Watts Industries, Inc.                            322           4,830
  Werner Enterprises, Inc.                          587          14,264
  Wilson Greatbatch Technologies Inc.*              161           5,812
  Wolverine Tube Inc.*                              163           1,850
  Woodhead Industries, Inc.                         221           3,509
  Woodward Governor Company                         185          10,776
  Worthington Industries, Inc.                    1,415          20,093
  X-Rite, Incorporated                              356           3,030
  Yellow Corporation*                               507          12,726
  York International                                806          30,732
  Zebra Technologies Corporation*                   556          30,863

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 11.07% (CONTINUED)
  Zygo Corporation*                                 310  $        4,929
                                                         --------------
                                                              2,379,436
                                                         --------------
TECHNOLOGY - 8.64%
  ADE Corporation*                                  191           1,910
  ATMI Inc.*                                        571          13,618
  AXT Inc.*                                         402           5,801
  Acclaim Entertainment, Inc.*                      896           4,749
  Activision, Inc.*                                 543          14,123
  Actel Corporation*                                469           9,338
  Actuate Corporation*                              871           4,590
  Advanced Digital Information
     Corporation*                                 1,091          17,500
  Alliance Semiconductor Corporation*               548           6,620
  Allscripts Healthcare
     Solutions, Inc.,*                              652           2,112
  Alpha Industries, Inc.*                           911          19,860
  American Management Systems, Inc.*                873          15,784
  ANADIGICS, Inc.*                                  632           9,638
  Ansoft Corporation*                               128           1,869
  ANSYS, Inc.*                                      300           7,395
  Aremissoft Corp.*                                 367             360
  Artisan Components Inc.*                          270           4,266
  Ascential Software Corp.*                       6,057          24,531
  Aspen Technology, Inc.*                           641          10,769
  AstroPower Inc.*                                  253          10,229
  Asyst Technologies, Inc.*                         682           8,702
  August Technology Corporation*                    113           1,248
  Avant! Corp.*                                     786          16,105
  Avid Technology, Inc.*                            478           5,808
  BARRA, Inc.*                                      242          11,396
  Borland Software Corp.*                         1,027          16,083
  Brio Technology Inc.*                             392           1,129
  BSQUARE Corporation*                              310           1,293
  CCC Information Services Group Inc.*              212           1,310
  CACI International Inc.*                          386          15,241
  Caliper Technologies Corporation*                 445           6,946
  Caminus Corporation*                              193           4,439
  Carreker Corporation*                             358           2,112
  Catapult Communications Corporation*               99           2,580
  Celeritek, Inc.*                                  250           3,348
  ChipPAC Inc.*                                     680           5,046
  CIBER, Inc.*                                    1,005           9,497
  Cognizant Technology Solutions
     Corporation*                                   157           6,434
  Cohu, Inc.                                        427           8,433
  Concurrent Computer Corporation*                1,155          17,152
  Constellation 3D Inc.*                            294             253
  Convera Corp.*                                    428           1,434
  Covansys Corporation*                             377           3,374
  Credence Systems Corporation*                   1,200          22,284
  Datastream Systems, Inc.*                         338           2,085
  Dendrite International, Inc.*                     616           8,642
  Digimarc Corporation*                             208           3,865
  Documentum, Inc.*                                 790          17,159
  DuPont Photomasks, Inc.*                          101           4,388
  EPIQ Systems Inc.*                                183           3,541
  ESS Technology, Inc.*                             627          13,330
  Echelon Corporation*                              488           6,910
  Eclipsys Corporation*                             909          15,226
  J. D. Edwards & Company*                        2,063          33,936
  eFunds Corp.*                                     958          13,173
  Elantec Semiconductor, Inc.*                      472          18,125
  Electroglas, Inc.*                                441           6,514
                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 8.64% (CONTINUED)
  Electronics for Imaging, Inc.*                  1,119  $       24,965
  Embarcadero Technologies Inc.*                    188           4,550
  EMCORE Corporation*                               458           6,160
  Entegris Inc.*                                    825           9,042
  Exar Corp.*                                       793          16,534
  EXE Technologies Inc.*                            648           3,298
  FSI International, Inc.*                          538           4,960
  FactSet Research Systems Inc.                     428          14,959
  Fair, Isaac and Co., Inc.                         370          23,317
  FalconStore Software, Inc.*                       273           2,473
  FileNet Corp.*                                    741          15,035
  Global Imaging Systems Inc.*                      143           2,135
  Global Payments Inc                               730          25,112
  GlobespanVirata, Inc*                           2,194          28,412
  HNC Software Inc.*                                727          14,976
  Handspring, Inc.*                                 408           2,750
  Helix Technology Corp.                            473          10,666
  Hi/fn Inc.*                                       166           2,402
  Hutchinson Technology Inc.*                       525          12,191
  Hyperion Solutions Corporation*                   676          13,425
  IDX Systems Corp.*                                349           4,540
  IKON Office Solutions Inc.                      2,967          34,684
  Indus International, Inc.*                        644           4,701
  InFocus Corporation*                              814          17,924
  Infogrames Inc.*                                  307           2,177
  infoUSA Inc.*                                     568           3,942
  Information Resources, Inc.*                      569           4,723
  Integral Systems, Inc.*                           198           3,812
  Integrated Circuit Systems, Inc.*                 577          13,034
  Integrated Silicon Solution, Inc.*                552           6,756
  InteliData Technologies Corporation*              957           2,708
  Inter-Tel, Inc.                                   390           7,496
  Interactive Intelligence Inc.*                    114             792
  The InterCept Group Inc.*                         228           9,325
  Intergraph Corp.*                               1,042          14,317
  InterTrust Technologies Corporation*            1,576           1,938
  InterVoice-Brite Inc.*                            626           8,013
  Iomega Corporation*                             1,144           9,552
  IXYS Corporation*                                 208           1,683
  JDA Software Group, Inc.*                         420           9,387
  Keane, Inc.*                                    1,118          20,158
  Kopin Corporation*                              1,362          19,068
  Kronos Inc.*                                      393          19,013
  Kulicke & Soffa Industries, Inc.*               1,027          17,613
  LTX Corp.*                                      1,004          21,024
  Legato Systems, Inc.*                           1,864          24,176
  Lexar Media Inc.*                                 691           1,824
  MCSi Inc.*                                        231           5,417
  MEMC Electronic Materials, Inc.*                  863           3,064
  MKS Instruments Inc.*                             430          11,623
  MRO Software Inc.*                                325           7,599
  MSC.Software Corp.*                               299           4,664
  MTS Systems Corporation                           432           4,368
  Manhattan Associates Inc.*                        299           8,716
  MapInfo Corporation*                              275           4,315
  Mattson Technology, Inc.*                         654           5,762
  Maxwell Technologies, Inc.*                       210           2,058
  Mercury Computer Systems, Inc.*                   387          15,136
  MetaSolv, Inc.*                                   548           4,307
  MICROS Systems, Inc.*                             365           9,162
  MicroStrategy Incorporated*                       602           2,318

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 8.64% (CONTINUED)
  Microsemi Corporation*                            586  $       17,404
  Microtune Inc.*                                   477          11,190
  Midway Games, Inc.*                               571           8,571
  MIPS Technologies, Inc.*                          814           7,033
  Moldflow Corporation*                              90           1,289
  Nanometrics Incorporated*                         153           2,968
  NDCHealth Corporation                             667          23,045
  NetIQ Corporation*                                834          29,407
  NetScout Systems Inc.*                            358           2,832
  Novadigm, Inc.*                                   284           2,695
  Nuance Communications*                            555           5,051
  Novell, Inc.*                                   7,410          34,011
  Numerical Technologies, Inc.*                     389          13,693
  NYFIX Inc.*                                       457           9,149
  OTG Software Inc.*                                307           3,070
  Oak Technology, Inc.*                             981          13,489
  ON Semiconductor Corp.*                           695           1,439
  Onyx Software Corporation*                        686           2,675
  OPNET Technologies, Inc.*                         172           2,479
  PLX Technology Inc.*                              358           4,514
  PRI Automation, Inc.*                             489          10,000
  Packeteer Inc.*                                   464           3,420
  PEC Solutions Inc.*                                28           1,053
  Per-Se Technologies Inc.*                         627           6,740
  Pericom Semiconductor Corporation*                446           6,467
  Perot Systems Corporation*                      1,272          25,973
  Phoenix Technologies Ltd.*                        485           5,645
  Photronics, Inc.*                                 544          17,054
  Pinnacle Systems, Inc.*                         1,074           8,528
  Pixelworks Inc.*                                  455           7,307
  Plato Learning, Inc.*                             274           4,551
  Pomeroy Computer Resources, Inc.*                 208           2,808
  Power Integrations Inc.*                          545          12,448
  ProBusiness Services Inc.*                        364           6,843
  Progress Software Corp.*                          609          10,524
  Pumatech, Inc.*                                   781           2,015
  Radiant Systems, Inc.*                            316           3,634
  RadiSys Corp.*                                    330           6,488
  Rainbow Technologies, Inc.*                       485           3,589
  Rambus Inc*                                     1,726          13,791
  Read-Rite Corp.*                                2,498          16,512
  Red Hat, Inc.*                                    562           3,990
  Renaissance Learning Inc.*                        163           4,967
  Richardson Electronics, Ltd.                       95           1,150
  Roxio, Inc.*                                      346           5,726
  Rudolph Technologies Inc.*                        200           6,864
  SCM Microsystems Inc.*                            321           4,699
  SPSS Inc.*                                        205           3,639
  Sage, Inc.*                                       237           8,786
  Sanchez Computer Associates Inc.*                 276           2,360
  Schawk, Inc.                                      188           2,068
  SeaChange International Inc.*                     360          12,283
  Semitool, Inc.*                                   323           3,708
  SERENA Software, Inc.*                            326           7,087
  SignalSoft Corporation*                           371           1,658
  Silicon Laboratories Inc.*                        182           6,135
  Silicon Graphics, Inc.*                         4,100           8,610
  Silicon Storage Technology, Inc.*               1,603          15,453
  Silicon Image Inc.*                             1,006           3,783
  Siliconix incorporated*                           123           3,373
  Simplex Solutions, Inc.*                           84           1,390
                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 8.64% (CONTINUED)
  Sipex Corp.*                                      472  $        6,065
  SONICblue Inc.*                                 1,690           6,828
  SpeechWorks International Inc.*                   506           5,693
  Standard Microsystems Corporation*                306           4,749
  StarBase Corporation*                           1,456             990
  Supertex, Inc.*                                   165           2,889
  Sykes Enterprises, Inc.*                          473           4,418
  Synplicity Inc.*                                  216           2,914
  Syntel Corp.*                                     106           1,371
  Systems & Computer Technology Corp.*              647           6,690
  T-HQ Inc.*                                        446          21,617
  Take-Two Interactive Software, Inc.*              693          11,206
  TALX Corp.                                        182           4,546
  Therma-Wave Inc.*                                 334           4,983
  3DO Co. (The)*                                    691           1,437
  3D Systems Corporation*                           168           2,394
  Three-Five Systems, Inc.*                         448           7,128
  TradeStation Group Inc.*                          426             665
  Transaction Systems Architects, Inc.*             746           9,146
  TranSwitch Corp.*                               1,780           8,010
  Trikon Technologies Inc.*                         211           2,479
  Tripath Technology, Inc.*                         325             556
  TriQuint Semiconductor Inc.*                    2,492          30,551
  Ulticom Inc.*                                     193           1,942
  Ultratech Stepper, Inc.*                          416           6,872
  VA Linux Systems Inc.*                            648           1,588
  Varian Semiconductor Equipment
     Associates Inc.*                               679          23,486
  Vastera Inc.*                                     381           6,328
  Veeco Instruments Inc.*                           520          18,746
  Viewpoint Corp.*                                  800           5,448
  Virage Logic Corporation*                         180           3,461
  Wave Systems Corp.*                             1,050           2,352
  Western Digital Corp.*                          3,719          23,317
  Witness Systems Inc.*                             243           3,237
  Xanser Corporation*                               588           1,182
  Xybernaut Corporation*                            933           2,221
  Xicor, Inc.*                                      451           5,006
  Zoran Corporation*                                367          11,979
                                                         --------------
                                                              1,857,467
                                                         --------------
UTILITIES - 2.90%
  AGL Resources Inc.                              1,141          26,266
  American States Water Company                     212           7,409
  Atmos Energy Corp.                                849          18,041
  Avista Corporation                                993          13,167
  CH Energy Group Inc.                              354          15,388
  CLECO Corp.                                       872          19,158
  California Water Service Group                    295           7,596
  Cascade Natural Gas Corporation                   232           5,116
  Central Vermont Public Service Corp.              242           4,041
  Connecticut Water Service, Inc.                   159           4,702
  Covanta Energy Corp.*                           1,044           4,719
  DQE, Inc.                                       1,173          22,205
  El Paso Electric Company*                       1,078          15,631
  Empire District Electric Co.                      370           7,770
  Energen Corp.                                     579          14,272
  Hawaiian Electric Industries, Inc.                700          28,195
  The Laclede Group, Inc.                           396           9,464
  Madison Gas & Electric Co.                        333           8,808
  Middlesex Water Company                           106           3,596
  Montana Power Co.*                              2,177          12,518

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 2.90% (CONTINUED)
  NUI Corporation                                   288  $        6,826
  New Jersey Resources Corp.                        373          17,455
  NewPower Holdings Inc.*                           933             690
  Northwest Natural Gas Company                     526          13,413
  Northwestern Corporation                          497          10,462
  ONEOK, Inc.                                     1,113          19,855
  Otter Tail Power Company                          510          14,861
  PNM Resources, Inc.                               821          22,947
  Peoples Energy Corp.                              743          28,182
  Philadelphia Suburban Corp.                     1,178          26,564
  Piedmont Natural Gas Co., Inc.                    634          22,699
  RGS Energy Group Inc.                             724          27,222
  SEMCO Energy, Inc.                                379           4,074
  SJW Corp.                                          42           3,582
  Sierra Pacific Resources                        1,647          24,787
  South Jersey Industries, Inc.                     245           7,987
  Southern Union Co.*                               708          13,353
  Southwest Gas Corp.                               606          13,544
  Southwestern Energy Co.*                          529           5,502
  UGI Corp.                                         569          17,184
  UIL Holding Corporation                           260          13,338
  Unisource Energy Corporation                      631          11,478
  WGL Holdings, Inc.                                976          28,372
  WPS Resources Corporation                         556          20,323
                                                         --------------
                                                                622,762
                                                         --------------
    Total Common Stocks
       (cost $17,239,909)                                    16,441,795
                                                         --------------
                                                 SHARES           VALUE

                                                     ------------------

UNIT INVESTMENT TRUST - 1.66%
  iShares Russell 2000 Index Fund                 3,695  $      356,013
                                                         --------------
    Total Unit Investment Trust
       (cost $309,206)                                          356,013
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS(3) - 19.58%
VARIABLE RATE DEMAND NOTES(1) - 13.26%
  American Family (1.653% due 12/31/31)   $     855,055  $      855,055
  Firstar Bank (1.675% due 12/31/31)            442,942         442,942
  Wisconsin Corp Central Credit Union
     (1.595% due 12/31/31)                      561,542         561,542
  Wisconsin Electric (1.653% due
     12/31/31)                                  992,923         992,923
                                                         --------------
                                                              2,852,462
                                                         --------------
U.S. TREASURY BILL - 6.32%
  U.S. Treasury Bill (2.220% due
     01/17/02)                                1,360,000       1,358,992
                                                         --------------
    Total Short-Term Investments
       (cost $4,211,454)                                      4,211,454
                                                         --------------
TOTAL INVESTMENTS - 97.70%
   (cost $21,760,569)(2)                                     21,009,262
                                                         --------------
OTHER ASSETS AND LIABILITIES(3) - 2.30%                         493,795
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   21,503,057
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of December 31, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of December 31, 2001.
(2) For federal income tax purposes, cost is $21,715,882 and gross unrealized appreciation and depreciation of securities as of December 31, 2001 was $2,894,440 and ($3,601,060), respectively.
(3) Securities and other assets with an aggregate value of $4,648,350 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2001:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Russell 2000 Index (3/02)                    19         $114,725

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2001

  NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc., (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund is offered in two series, the Pinnacle Series and the Apex Series. The results of the Pinnacle Series (the "Series") are presented herein. The shares of the Series are sold only to insurance companies and their separate accounts to fund the benefits under certain variable insurance products. The results of the Series presented exclude the additional fees and expenses of variable annuity or variable life insurance contracts. The Series' shares are offered in seven different portfolios - Zenith Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, and Russell 2000 Small Cap Index Portfolio (individually "Portfolio"). The Zenith Portfolio seeks long-term appreciation of capital by investing primarily in common stocks and other equity securities. The Bond Portfolio seeks a high level of current income as is consistent with reasonable investment risk by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The S&P 500 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented in the Standard & Poor's 500 Index. The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index. The Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index. The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION - Securities held in each Portfolio, except for money market instruments maturing in 60 days or less, are valued as follows:
Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments with a remaining maturity of 60 days or less held in each Portfolio are valued at amortized cost which approximates market.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

FEDERAL TAXES - It is the intent of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Regulated investment companies owned by the segregated asset accounts of a life insurance company, held in connection with variable annuity contracts, are exempt from excise tax on undistributed income. Therefore, no provision for income or excise taxes has been recorded. The Bond Portfolio has a capital loss carry forward of $5,270,455 which can be carried forward through 2009. The Zenith Portfolio, Balanced Index Portfolio, and Nasdaq-100 Index Portfolio have a capital loss carry forward of $1,312,857, $75,162, and $2,524,035, respectively, which can be carried forward through 2009.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS - Distributions from net investment income in all fixed income Portfolios generally are declared and paid quarterly. Equity Portfolios generally declare and pay dividends annually. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Portfolio at the net asset value per share.

The amount of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

EXPENSES - Allocable expenses of the Fund are charged to each Portfolio based on the ratio of the net assets of each Portfolio to the combined net assets of the Fund. Nonallocable expenses are charged to each Portfolio based on specific identification.

FOREIGN CURRENCY - The Fund's accounting records are maintained in U.S. dollars. All Portfolios may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

ADOPTION OF NEW AUDIT GUIDE - The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, effective January 1, 2001, including the amortization of premiums and accretion of discounts. The adoption of this Guide had no effect in the Series' financial statements as of December 31, 2001.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES - The Fund pays investment advisory fees to Summit Investment Partners, Inc. (the "Adviser"), formerly known as Carillon
Advisers, Inc., under terms of an Investment Advisory Agreement (the "Agreement"). Certain officers and directors of the Adviser are affiliated with the Fund. The Fund pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

       (a)  for the Zenith Portfolio - .64% of the current net asset value.

       (b)  for the Bond Portfolio - .47% of the current net asset value.

       (c) for the S&P 500 Index Portfolio - .30% of the current net asset value.

       (d) for the S&P MidCap 400 Index Portfolio - .30% of the current net asset value.

       (e) for the Balanced Index Portfolio - .30% of the current net asset value.

       (f) for the Nasdaq-100 Index Portfolio - .35% of the current net asset value.

       (g) for the Russell 2000 Small Cap Index Portfolio - .35% of the current net asset value.

The Agreement provides that if the total operating expenses of the Zenith or Bond Portfolios, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the respective Portfolios, the Adviser will reimburse the Portfolio for such excess, up to the amount of the advisory fee for that year. The Adviser has agreed to pay other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, and the Nasdaq-100 Index Portfolio, other than the advisory fee for these Portfolios, to the extent that such expenses exceed 0.30% of their average annual net assets. The Adviser will pay any expenses of the Russell 2000 Small

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2 - TRANSACTIONS WITH AFFILIATES (CONTINUED)

Cap Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.40% of that Portfolio's average annual net asset. The Adviser agreed to reduce its fee from those shown above for a period of one year from May 1, 2000 by .03, .08 and .20 percentage points for the S&P 500 Index Portfolio, the Zenith Portfolio, and the Bond Portfolio, respectively, which expired on May 1, 2001.

ADMINISTRATION FEES - The Fund pays the Adviser to perform certain administration services. The Fund shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of the Fund at an annual rate .10% of each portfolio's average annual net assets. The Adviser agreed to waive for a one year period ending
November 9, 2002, (which cannot be amended or terminated) .05% of the administration fee related to the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap, Nasdaq-100 Index and Balanced Index Portfolios. In addition, the Advisor has agreed to waive administration fees for the Bond Portfolio, as long as that Portfolio's total expense ratio exceeds .75%.

WAIVERS - As a result, for the period ended December 31, 2001, the Adviser waived the Zenith Portfolio $13,591, Bond Portfolio $19,998, S&P 500 Index Portfolio $17,488, S&P MidCap 400 Index Portfolio $1,432, Balanced Index Portfolio $942, Nasdaq-100 Index Portfolio $1,026, and Russell 2000 Small Cap Index Portfolio $1,444, and the Adviser reimbursed fees for the S&P MidCap 400 Index Portfolio $41,249, Balanced Index Portfolio $28,221, Nasdaq-100 Index Portfolio $33,036 and the Russell 2000 Small Cap Index Portfolio $59,196.

Summit Investment Partners, Inc. is a wholly-owned subsidiary of The Union Central Life Insurance Company ("Union Central").

DIRECTORS' FEES - Each director who is not affiliated with the Adviser receives fees from the Fund for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Scudder Money Market Fund.

NOTE 3 - FUTURES CONTRACTS

S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, and Russell 2000 Small Cap Index Portfolio (collectively, the Index Portfolios) may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Index Portfolios may invest up to 20% of their assets in such futures and/or options, except that until each Portfolio reaches $25 million (or $50 million in the case of the Russell 2000 Small Cap Index Portfolio and the Nasdaq-100 Index Portfolio), it may invest up to 100% in such futures and/or options. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Index Portfolios enter into a futures contract, they are required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms on the contract, the Portfolios agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Portfolios invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Index Portfolios is that the change in the value in the underlying securities may not correlate to the value of the contracts.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 4 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of securities for the year ended December 31, 2001, excluding short-term obligations, are as follows:

                                                                                   S&P
                                                                  S&P 500          MIDCAP 400
                                ZENITH PORTFOLIO  BOND PORTFOLIO  INDEX PORTFOLIO  INDEX PORTFOLIO
                                ----------------  --------------  ---------------  ---------------
Total Cost of Purchases of:
        Common Stocks             $ 52,292,673     $         --     $  3,263,769     $  9,897,368
        U.S. Government
          Securities                        --        5,319,549               --               --
        Corporate Bonds                     --       16,843,460               --               --
                                  ------------     ------------     ------------     ------------
                                  $ 52,292,673     $ 22,163,009     $  3,263,769     $  9,897,368
                                  ============     ============     ============     ============

Total Proceeds from Sales of:
        Common Stocks             $ 52,210,827     $         --     $ 14,540,099     $  3,097,418
        U.S. Government
          Securities                        --        4,871,831               --               --
        Corporate Bonds                     --       11,324,830               --               --
                                  ------------     ------------     ------------     ------------
                                  $ 52,210,827     $ 16,196,661     $ 14,540,099     $  3,097,418
                                  ============     ============     ============     ============

                                                                   RUSSELL 2000
                                BALANCED          NASDAQ-100       SMALL CAP
                                INDEX PORTFOLIO   INDEX PORTFOLIO  INDEX PORTFOLIO
                                ----------------  ---------------  ---------------
Total Cost of Purchases of:
        Common Stocks             $    125,229     $ 10,623,169      $  7,679,321
        U.S. Government
          Securities                 2,774,625               --                --
        Corporate Bonds              1,564,527               --                --
                                  ------------     ------------      ------------
                                  $  4,464,381     $ 10,623,169      $  7,679,321
                                  ============     ============      ============

Total Proceeds from Sales of:
        Common Stocks             $     58,681     $    501,172      $  4,751,379
        U.S. Government
          Securities                 3,027,998               --                --
        Corporate Bonds              1,957,551               --                --
                                  ------------     ------------      ------------
                                  $  5,044,230     $    501,172      $  4,751,379
                                  ============     ============      ============

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - SHAREHOLDERS' MEETING (UNAUDITED)

Summit Mutual Funds, Inc. held an annual meeting of shareholders on November 9, 2001. The election of all directors was submitted to the shareholders, along with certain other proposals. The results of the meeting are listed below.

ELECTION OF DIRECTORS - All Directors holding office at the time of the meeting were re-elected and two new Directors were elected. All will serve until their successors are elected and qualified.

NAME                                      AFFIRMATIVE     WITHHELD
----                                      --------------  -----------
George M. Callard, M.D.                   19,778,885.360  846,784.216
Theodore H. Emmerich                      19,778,945.426  836,724.150
Yvonne L. Gray                            19,779,407.024  846,262.552
Charles W. McMahon                        19,779,601.645  846,067.931
Jean Patrice Harrington, S.C.             19,762,632.662  863,036.914
David C. Phillips                         19,799,315.789  826,353.787
Harry Rossi                               19,770,687.747  854,891.829
Mary W. Sullivan                          19,792,565.401  833,104.175
Steven R. Sutermeister                    19,799,315.789  826,353.787

OTHER PROPOSALS:

DESCRIPTION                          AFFIRMATIVE     AGAINST        ABSTAINED
-----------                          --------------  -------------  -------------
Ratify the appointment of the
independent accountants.             19,400,546.121    488,398.848    736,724.607
                                     --------------  -------------  -------------
Amend Articles of Incorporation to
permit splits & reverse stock
splits.                              18,440,292.431  1,027,546.845  1,157,830.300
                                     --------------  -------------  -------------
Amend fundamental investment
restrictions to permit securities
lending up to 33 1/3%.               17,808,016.785  1,688,382.819  1,129,269.972
                                     --------------  -------------  -------------
Amend Advisory agreement to
eliminate administrative duties &
include them in a separate
agreement:
  Bond                                2,479,525.557    151,658.754    310,983.116
  Zenith                              3,004,314.091    115,499.261    173,868.702
  S&P 500 Index                       5,436,910.347    279,440.856    412,392.669
  S&P MidCap 400 Index                2,030,313.526    109,752.916     21,773.107
  Balanced Index                      1,275,300.024    165,668.639     57,381.275
  Russell 2000 Small Cap Index        1,858,140.406     42,385.533    125,272.458
  Nasdaq-100 Index                    2,149,003.277    244,352.807    181,732.255
                                     --------------  -------------  -------------
Amend the Advisory agreement to
eliminate breakpoints in the fees:
  Bond                                2,437,435.886    303,477.884    201,253.657
  Zenith                              2,875,186.220    200,688.539    217,807.295
                                     --------------  -------------  -------------
Amend fundamental investment
restrictions to permit pledging,
mortgaging, hypothecating, etc. of
securities for indebtedness:
  Bond                                2,339,892.899    309,720.171    292,554.357
  Zenith                              2,905,356.455    173,813.309    214,512.290
  S&P 500 Index                       5,182,228.117    505,202.230    441,313.525
  S&P MidCap 400 Index                1,922,150.770    159,637.494     80,051.285
  Balanced Index                      1,246,194.903    152,640.797     99,514.238
                                     --------------  -------------  -------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  NOTE 6 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                           ZENITH PORTFOLIO
                                       YEAR ENDED DECEMBER 31,
                           ------------------------------------------------
                             2001      2000      1999      1998      1997
                           --------  --------  --------  --------  --------
Net Asset Value,
  Beginning of period      $ 15.12   $ 12.62   $  14.89  $  20.35  $  19.45
                           -------   -------   --------  --------  --------
Investment Activities:
  Net investment income        .28       .23        .10       .25       .23
  Net realized and
     unrealized
     gains/(losses)           1.41      2.48       (.05)    (2.80)     3.23
                           -------   -------   --------  --------  --------
Total from Investment
   Activities                 1.69      2.71        .05     (2.55)     3.46
                           -------   -------   --------  --------  --------
Distributions:
  Net investment income       (.26)     (.21)      (.12)     (.23)     (.27)
  In excess of net
     investment income          --        --         --        --        --
  Return of capital             --        --         --        --        --
  Net realized gains            --        --      (2.20)    (2.68)    (2.29)
                           -------   -------   --------  --------  --------
Total Distributions           (.26)     (.21)     (2.32)    (2.91)    (2.56)
                           -------   -------   --------  --------  --------
Net Asset Value,
  End of period            $ 16.55   $ 15.12   $  12.62  $  14.89  $  20.35
                           =======   =======   ========  ========  ========

Total Return                 11.24%    21.79%      2.05%   (15.31%)    20.56%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                      .81%      .73%       .69%      .62%      .62%

Ratio of Expenses to
   Average Net Assets -
   Gross                       .83%      .77%       .69%      .62%      .62%

Ratio of Net Investment
   Income to Average Net
   Assets                     1.74%     1.47%       .67%     1.41%     1.23%

Portfolio Turnover Rate     102.03%    81.95%     86.47%    62.50%    57.03%

Net Assets, End of Period
   (000's)                 $54,562   $50,485   $124,444  $248,783  $335,627

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                            BOND PORTFOLIO
                                       YEAR ENDED DECEMBER 31,
                           ------------------------------------------------
                             2001      2000      1999      1998      1997
                           --------  --------  --------  --------  --------
Net Asset Value,
  Beginning of period      $  9.46   $ 10.36   $ 11.13   $  11.29  $ 10.91
                           -------   -------   -------   --------  -------
Investment Activities:
  Net investment income        .63      1.04       .72        .77      .79
  Net realized and
     unrealized
     gains/(losses)             --      (.39)     (.84)      (.05)     .37
                           -------   -------   -------   --------  -------
Total from Investment
   Activities                  .63       .65      (.12)       .72     1.16
                           -------   -------   -------   --------  -------
Distributions:
  Net investment income       (.46)    (1.15)     (.65)      (.76)    (.72)
  In excess of net
     investment income          --      (.06)       --         --       --
  Return of capital             --      (.34)       --         --       --
  Net realized gains            --        --        --       (.12)    (.06)
                           -------   -------   -------   --------  -------
Total Distributions           (.46)    (1.55)     (.65)      (.88)    (.78)
                           -------   -------   -------   --------  -------
Net Asset Value,
  End of period            $  9.63   $  9.46   $ 10.36   $  11.13  $ 11.29
                           =======   =======   =======   ========  =======

Total Return                  6.81%     7.40%    (1.11%)     6.52%   11.02%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                      .79%      .61%      .60%       .58%     .60%

Ratio of Expenses to
   Average Net Assets -
   Gross                       .87%      .68%      .60%       .58%     .60%

Ratio of Net Investment
   Income to Average Net
   Assets                     6.37%     6.85%     6.62%      6.84%    7.15%

Portfolio Turnover Rate      65.14%    60.19%    56.07%     67.57%  113.41%

Net Assets, End of Period
   (000's)                 $29,147   $22,802   $98,428   $113,762  $99,892

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                       S&P 500 INDEX PORTFOLIO
                                       YEAR ENDED DECEMBER 31,
                           ------------------------------------------------
                             2001      2000      1999      1998      1997
                           --------  --------  --------  --------  --------
Net Asset Value,
  Beginning of period      $ 20.59   $  23.12  $  19.49  $  15.74  $ 12.13
                           -------   --------  --------  --------  -------
Investment Activities:
  Net investment income        .16        .21       .21       .20      .20
  Net realized and
     unrealized
     gains/(losses)          (2.43)     (2.35)     3.75      4.21     3.72
                           -------   --------  --------  --------  -------
Total from Investment
   Activities                (2.27)     (2.14)     3.96      4.41     3.92
                           -------   --------  --------  --------  -------
Distributions:
  Net investment income       (.11)      (.23)     (.19)     (.20)    (.21)
  In excess of net
     investment income          --         --        --        --       --
  Return of capital             --         --        --        --       --
  Net realized gains         (3.18)      (.16)     (.14)     (.46)    (.10)
                           -------   --------  --------  --------  -------
Total Distributions          (3.29)      (.39)     (.33)     (.66)    (.31)
                           -------   --------  --------  --------  -------
Net Asset Value,
  End of period            $ 15.03   $  20.59  $  23.12  $  19.49  $ 15.74
                           =======   ========  ========  ========  =======

Total Return                (12.39%)    (9.32%)    20.52%    28.54%   32.72%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                      .46%       .41%      .39%      .43%     .50%

Ratio of Expenses to
   Average Net Assets -
   Gross                       .47%       .43%      .39%      .43%     .50%

Ratio of Net Investment
   Income to Average Net
   Assets                      .88%       .81%     1.10%     1.25%    1.48%

Portfolio Turnover Rate       3.30%     21.36%     3.45%     2.64%    9.06%

Net Assets, End of Period
   (000's)                 $92,639   $114,103  $284,132  $131,345  $55,595

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                      S&P MIDCAP 400                          BALANCED
                                     INDEX PORTFOLIO                       INDEX PORTFOLIO
                                                 PERIOD FROM                           PERIOD FROM
                               YEAR ENDED       MAY 3, 1999(1)       YEAR ENDED      MAY 3, 1999(1)
                              DECEMBER 31,     TO DECEMBER 31,      DECEMBER 31,     TO DECEMBER 31,
                           ------------------  ----------------  ------------------  ---------------
                             2001      2000          1999          2001      2000         1999
                           --------  --------  ----------------  --------  --------  ---------------
Net Asset Value,
  Beginning of period      $ 11.91   $ 11.04       $ 10.00       $  9.61   $ 10.41       $ 10.00
                           -------   -------       -------       -------   -------       -------
Investment Activities:
  Net investment income        .06       .22           .10           .22       .39           .18
  Net realized and
     unrealized
     gains/(losses)           (.20)     1.44          1.01          (.63)     (.53)          .34
                           -------   -------       -------       -------   -------       -------
Total from Investment
   Activities                 (.14)     1.66          1.11          (.41)     (.14)          .52
                           -------   -------       -------       -------   -------       -------
Distributions:
  Net investment income       (.04)     (.24)         (.07)         (.12)     (.46)         (.11)
  In excess of net
     investment income          --        --            --            --        --            --
  Return of capital             --        --            --            --        --            --
  Net realized gains         (2.39)     (.55)           --          (.31)     (.20)           --
                           -------   -------       -------       -------   -------       -------
Total Distributions          (2.43)     (.79)         (.07)         (.43)     (.66)         (.11)
                           -------   -------       -------       -------   -------       -------
Net Asset Value,
  End of period            $  9.34   $ 11.91       $ 11.04       $  8.77   $  9.61       $ 10.41
                           =======   =======       =======       =======   =======       =======

Total Return                 (1.25%)   15.99%        11.14%        (4.38%)   (1.28%)        5.31%

RATIOS / SUPPLEMENTAL
   DATA:

Ratio of Expenses to
   Average Net Assets -
   Net(2)                      .60%      .60%          .60%(3)       .60%      .60%          .47%(3)

Ratio of Expenses to
   Average Net Assets -
   Gross                       .82%      .77%          .69%(3)       .81%      .68%          .50%(3)

Ratio of Net Investment
   Income to Average Net
   Assets                      .65%     1.44%         1.69%(3)      2.47%     2.95%         2.94%(3)

Portfolio Turnover Rate      18.57%   146.33%        47.55%(3)     35.84%     9.60%       141.58%(3)

Net Assets, End of Period
   (000's)                 $20,588   $15,054       $23,963       $13,004   $14,334       $55,708

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                           NASDAQ-100                   RUSSELL 2000 SMALL CAP
                                         INDEX PORTFOLIO                    INDEX PORTFOLIO
                                                  PERIOD FROM                        PERIOD FROM
                                 YEAR ENDED    APRIL 27, 2000(1)    YEAR ENDED    APRIL 27, 2000(1)
                                DECEMBER 31,    TO DECEMBER 31,    DECEMBER 31,    TO DECEMBER 31,
                                -------------  ------------------  -------------  ------------------
                                    2001              2000             2001              2000
                                -------------  ------------------  -------------  ------------------
Net Asset Value,
  Beginning of period               $  6.67         $ 10.00            $  9.99          $ 10.00
                                    -------         -------            -------          -------
Investment Activities:
  Net investment income                  --            (.01)               .08              .08
  Net realized and unrealized
     gains/(losses)                   (2.21)          (3.32)               .07             (.04)
                                    -------         -------            -------          -------
Total from Investment
   Activities                         (2.21)          (3.33)               .15              .04
                                    -------         -------            -------          -------
Distributions:
  Net investment income                  --              --               (.09)            (.05)
  In excess of net investment
     income                              --              --                 --               --
  Return of capital                      --              --                 --               --
  Net realized gains                     --              --               (.43)              --
                                    -------         -------            -------          -------
Total Distributions                      --              --               (.52)            (.05)
                                    -------         -------            -------          -------
Net Asset Value,
  End of period                     $  4.46         $  6.67            $  9.62          $  9.99
                                    =======         =======            =======          =======

Total Return                         (33.13%)        (33.30%)             1.54%             .39%

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average
   Net Assets - Net(2)                  .65%            .64%(3)            .75%             .74%(3)

Ratio of Expenses to Average
   Net Assets - Gross                   .97%            .88%(3)           1.10%            1.35%(3)

Ratio of Net Investment Income
   to Average Net Assets               (.21%)          (.17%)(3)           .90%            1.11%(3)

Portfolio Turnover Rate                5.49%          14.69%(3)          32.70%           82.19%(3)

Net Assets, End of Period
   (000's)                          $14,560          $8,577            $21,503          $16,105

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES

We have audited the accompanying statements of assets and liabilities of Summit Mutual Funds, Inc. - Pinnacle Series (the "Funds"), comprising the Zenith Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, and Russell 2000 Small Cap Index Portfolio, including the schedules of investments, as of December 31, 2001, and the related statements of operations, changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Summit Mutual Funds, Inc. - Pinnacle Series as of December 31, 2001, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
February 8, 2002

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
--------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

                                                                                                              NUMBER OF
                                                               TERM OF                                      PORTFOLIOS IN
                                  POSITION(S)                OFFICE AND                                     FUND COMPLEX
                                   WITH THE                   LENGTH OF           PRINCIPAL OCCUPATION(S)    OVERSEEN BY
  NAME, ADDRESS AND AGE              FUND                    TIME SERVED          DURING PAST FIVE YEARS      DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
George M. Callard, M.D.    Director                   Director since 1987        Professor of Clinical              23
2345 Bedford Avenue                                                              Surgery, University of
Cincinnati, Ohio 45208                                                           Cincinnati
(Age 68)

Theodore H. Emmerich       Director                   Director since 1987        Consultant; former                 23
1201 Edgecliff Place                                                             Partner, Ernst &
Cincinnati, Ohio 45206                                                           Whinney, Accountants
(75)

Yvonne L. Gray             Director                   Director since 1999        Chief Operating Officer,           23
1400 Reading Road                                                                United Way and Community
Cincinnati, Ohio 45202                                                           Chest; prior thereto,
(50)                                                                             Vice President/Trust
                                                                                 Operations Officer, Fifth
                                                                                 Third Bank

Jean Patrice Harrington,   Director                   Director since 1986        Former Interim President,          23
S.C                                                                              Cincinnati State
3217 Whitfield Avenue                                                            Technical and Community
Cincinnati, Ohio 45220                                                           College; Former Executive
(79)                                                                             Director, Cincinnati
                                                                                 Youth Collaborative;
                                                                                 President Emeritus
                                                                                 (formerly, President)
                                                                                 College of Mount St.
                                                                                 Joseph

Charles W. McMahon         Director                   Director since 1991        Retired Senior Vice                23
19 Iron Woods Drive                                                              President and Director,
Cincinnati, Ohio 45239                                                           The Union Central Life
(82)                                                                             Insurance Company ("Union
                                                                                 Central")

David C. Phillips          Director                   Director since 2001        Co-Founder and Treasurer,          23
37 W. Seventh Street                                                             Cincinnati Works Inc.
Suite 200                                                                        (Job Placement); prior
Cincinnati, Ohio 45202                                                           thereto, Chief Executive
(63)                                                                             Officer, Downtown
                                                                                 Cincinnati Inc. (Economic
                                                                                 revitalization of
                                                                                 Cincinnati)

Mary W. Sullivan           Director                   Director since 2001        Attorney, Peck,                    23
5932 Muddy Creek Road                                                            Shaffer & Williams LLP
Cincinnati, Ohio 45233
(45)


                                     OTHER
                                 DIRECTORSHIPS
                                    HELD BY
  NAME, ADDRESS AND AGE            DIRECTOR
-------------------------
George M. Callard, M.D.
2345 Bedford Avenue
Cincinnati, Ohio 45208
(Age 68)
Theodore H. Emmerich       American Financial Group;
1201 Edgecliff Place       former Director, Summit
Cincinnati, Ohio 45206     Investment Trust (two
(75)                       Portfolios)
Yvonne L. Gray
1400 Reading Road
Cincinnati, Ohio 45202
(50)
Jean Patrice Harrington,
S.C
3217 Whitfield Avenue
Cincinnati, Ohio 45220
(79)
Charles W. McMahon
19 Iron Woods Drive
Cincinnati, Ohio 45239
(82)
David C. Phillips          Meridian
37 W. Seventh Street       Bioscience, Inc.
Suite 200
Cincinnati, Ohio 45202
(63)
Mary W. Sullivan           Franklin Savings and Loan
5932 Muddy Creek Road      Co.
Cincinnati, Ohio 45233
(45)

INTERESTED DIRECTORS AND OFFICERS

                                                                                                              NUMBER OF
                                                               TERM OF                                      PORTFOLIOS IN
                                  POSITION(S)                OFFICE AND                                     FUND COMPLEX
                                   WITH THE                   LENGTH OF           PRINCIPAL OCCUPATION(S)    OVERSEEN BY
  NAME, ADDRESS AND AGE              FUND                    TIME SERVED          DURING PAST FIVE YEARS      DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
Harry Rossi*               Director                   Director since 1992        Director Emeritus, Union           23
8548 Wyoming Club Drive                                                          Central; former Chairman,
Cincinnati, Ohio 45215                                                           President and Chief
(82)                                                                             Executive Officer, Union
                                                                                 Central, and Director,
                                                                                 Adviser

Steven R. Sutermeister*    Director, President and    Director since 1999        Senior Vice President,             23
312 Elm Street             Chief Executive Officer                               Union Central; President
Suite 2525                                                                       and Chief Executive
Cincinnati, OH 45202                                                             Officer, Adviser.
(48)

John F. Labmeier           Vice President and         Officer since 1990         Vice President, Associate          NA
1876 Waycross Road         Secretary                                             General Counsel and
Cincinnati, OH 45240                                                             Assistant Secretary,
(53)                                                                             Union Central; Vice
                                                                                 President and Secretary,
                                                                                 Carillon Investments,
                                                                                 Inc.; Secretary, Adviser

Thomas G. Knipper          Controller and Treasurer   Officer since 1995         Treasurer, Adviser                 NA
312 Elm Street
Suite 2525
Cincinnati, OH 45202
(44)

John M. Lucas              Assistant Secretary        Officer since 1990         Second Vice President,             NA
1876 Waycross Road                                                               Counsel and Assistant
Cincinnati, OH 45240                                                             Secretary, Union Central
(50)


                                     OTHER
                                 DIRECTORSHIPS
                                    HELD BY
  NAME, ADDRESS AND AGE            DIRECTOR
-------------------------
Harry Rossi*               Carillon
8548 Wyoming Club Drive    Investments, Inc.
Cincinnati, Ohio 45215
(82)
Steven R. Sutermeister*    Carillon Investments,
312 Elm Street             Inc.; Summit Investment
Suite 2525                 Partners, Inc.
Cincinnati, OH 45202
(48)
John F. Labmeier           NA
1876 Waycross Road
Cincinnati, OH 45240
(53)
Thomas G. Knipper          NA
312 Elm Street
Suite 2525
Cincinnati, OH 45202
(44)
John M. Lucas              NA
1876 Waycross Road
Cincinnati, OH 45240
(50)

--------------------------------------------------------------------------------

                               The Summit Pinnacle Series is distributed to insurance company separate accounts available in variable annuity and variable universal life insurance products. The Pinnacle Series consists of the following Portfolios:

                                  EQUITY INDEX ACCOUNTS
                                  S&P 500 Index Portfolio
                                  S&P MidCap 400 Index Portfolio
                                  Russell 2000 Small Cap Index Portfolio
                                  Nasdaq-100 Index Portfolio

                                  BALANCED INDEX ACCOUNT
                                  Balanced Index Portfolio

                                  MANAGED ACCOUNTS
                                  Zenith Portfolio
                                  Bond Portfolio

                               The Summit Apex Series is a 100% No-Load Family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including charges and expenses, call 888-259-7565 for a prospectus. Please read it carefully before you invest or send money. Summit Mutual Funds are distributed by Carillon Investments, Inc., Cincinnati, Ohio, Member SIPC. The Apex Series consists of the following Funds:

                                  EQUITY INDEX ACCOUNTS
                                  S&P 500 Index Fund
                                  S&P MidCap 400 Index Fund
                                  Russell 2000 Small Cap Index Fund
                                  Nasdaq-100 Index Fund
                                  EAFE International Index Fund
                                  Total Social Impact Fund

                                  FIXED INCOME & BALANCED INDEX ACCOUNTS
                                  Balanced Index Fund
                                  Lehman Aggregate Bond Index Fund

                                  MANAGED ACCOUNTS
                                  Everest Fund
                                  Bond Fund
                                  Short-Term Government Fund
                                  Emergin Markets Bond Fund
                                  High Yield Bond Fund

                                  STABLE VALUE ACCOUNT
                                  Money Market Fund

                               Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.



SMFI 231PINNACLE 12/01         [LOGO] SUMMIT
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                                      MUTUAL
                                      FUNDS